UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31, 2012 for all funds in this filing except Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund, which had fiscal year end of July 31, 2012.

Date of reporting period: October 31, 2012

ITEM 1.	PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 95.79%

Consumer Discretionary : 22.70%

Auto Components : 0.83%
Delphi Automotive plc †«	143,150	$4,500,636

Hotels, Restaurants & Leisure : 1.32%
Starbucks Corporation	155,374	7,131,667

Internet & Catalog Retail : 3.16%
Amazon.com Incorporated †	45,790	10,660,828
priceline.com Incorporated †	11,210	6,431,962

		17,092,790

Media : 3.59%
CBS Corporation Class B	237,420	7,692,408
Liberty Media Corporation †	78,450	8,760,512
Sirius XM Radio Incorporated †	1,051,700	2,944,760

		19,397,680

Multiline Retail : 6.15%
Dollar General Corporation †	334,065	16,242,240
Nordstrom Incorporated	155,400	8,822,058
Target Corporation	127,800	8,147,250

		33,211,548

Specialty Retail : 6.39%
Home Depot Incorporated	158,950	9,756,351
Limited Brands Incorporated	237,700	11,383,453
TJX Companies Incorporated	237,100	9,870,473
Ulta Salon Cosmetics & Fragrance Incorporated	37,912	3,496,245

		34,506,522

Textiles, Apparel & Luxury Goods : 1.26%
lululemon athelica incorporated †«	40,500	2,794,905
Under Armour Incorporated †	76,350	3,990,051

		6,784,956

Consumer Staples : 4.79%

Beverages : 1.51%
Anheuser-Busch Companies Incorporated ADR	97,050	8,132,790

Food & Staples Retailing : 1.97%
Whole Foods Market Incorporated	112,200	10,628,706

Food Products : 1.31%
The Hershey Company	103,100	7,098,435

Energy : 4.62%

Energy Equipment & Services : 1.52%
National Oilwell Varco Incorporated	16,450	1,212,365
Schlumberger Limited	100,850	7,012,101

		8,224,466

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security name	Shares	Value

Oil, Gas & Consumable Fuels : 3.10%
Pioneer Natural Resources Company	77,680	$8,206,892
The Williams Companies Incorporated	243,800	8,530,562

		16,737,454

Financials : 4.82%

Capital Markets : 2.42%
Affiliated Managers Group Incorporated †«	58,272	7,371,408
Ameriprise Financial Incorporated	97,500	5,691,075

		13,062,483

Consumer Finance : 2.40%
Capital One Financial Corporation	120,650	7,259,511
Discover Financial Services	139,600	5,723,600

		12,983,111

Health Care : 14.79%

Biotechnology : 5.49%
Alexion Pharmaceuticals Incorporated †	74,682	6,749,759
Celgene Corporation †	107,100	7,852,572
Gilead Sciences Incorporated †«	159,850	10,735,526
Vertex Pharmaceuticals Incorporated †	88,850	4,286,124

		29,623,981

Health Care Equipment & Supplies : 1.14%
Intuitive Surgical Incorporated †«	11,350	6,154,197

Health Care Providers & Services : 1.40%
Catamaran Corporation †	73,900	3,485,124
UnitedHealth Group Incorporated	73,250	4,102,000

		7,587,124

Health Care Technology : 1.03%
Cerner Corporation †«	73,250	5,580,918

Pharmaceuticals : 5.73%
Abbott Laboratories	235,100	15,403,752
Allergan Incorporated	101,940	9,166,445
Novo Nordisk A/S ADR «	39,650	6,355,499

		30,925,696

Industrials : 11.09%

Aerospace & Defense : 1.86%
Precision Castparts Corporation	58,100	10,055,367

Industrial Conglomerates : 1.12%
Danaher Corporation	116,650	6,034,305

Machinery : 1.76%
Cummins Incorporated	101,361	9,485,362

Road & Rail : 5.00%
Hertz Global Holdings Incorporated †	376,900	5,001,463
Kansas City Southern Railway Company	119,100	9,582,786

2

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Road & Rail (continued)
Union Pacific Corporation	101,089	$12,436,980

		27,021,229

Trading Companies & Distributors : 1.35%
W.W. Grainger Incorporated «	36,165	7,283,993

Information Technology : 27.87%

Computers & Peripherals : 8.45%
Apple Incorporated	76,675	45,629,285

Internet Software & Services : 6.81%
Baidu.com Incorporated ADR †«	22,710	2,421,340
eBay Incorporated †	309,000	14,921,610
Google Incorporated Class A †	22,050	14,988,929
LinkedIn Corporation †	41,650	4,453,635

		36,785,514

IT Services : 7.05%
Alliance Data Systems Corporation †«	64,100	9,169,505
MasterCard Incorporated Class A	20,710	9,545,860
Teradata Corporation †	88,400	6,038,604
Visa Incorporated Class A «	95,950	13,314,022

		38,067,991

Semiconductors & Semiconductor Equipment : 1.60%
Broadcom Corporation Class A	150,400	4,742,864
Mellanox Technologies Limited †«	19,150	1,473,976
Skyworks Solutions Incorporated †	104,850	2,453,490

		8,670,330

Software : 3.96%
Red Hat Incorporated †	116,200	5,713,554
Salesforce.com Incorporated †	40,500	5,912,190
TIBCO Software Incorporated †«	108,250	2,728,983
VMware Incorporated †«	83,050	7,040,149

		21,394,876

Materials : 1.95%

Chemicals : 1.95%
Monsanto Company	122,450	10,539,272

Telecommunication Services : 3.16%

Wireless Telecommunication Services : 3.16%
Crown Castle International Corporation †	156,050	10,416,338
QUALCOMM Incorporated	113,100	6,624,833

		17,041,171

Total Common Stocks (Cost $473,343,605)		517,373,855

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security name			Principal	Value

Other : 0.22%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$3,939,058	$1,181,717

Total Other (Cost $395,228)				1,181,717

		Yield	Shares

Short Term Investments : 13.77%

Wireless Telecommunication Services : 13.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.17%	20,532,828	20,532,828
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.22	53,853,172	53,853,172

Total Short-Term Investments (Cost $74,386,000)				74,386,000

Total investments in securities (Cost $548,124,833)*	109.78%			592,941,572
Other assets and liabilities, net	(9.78)			(52,817,282)

Total net assets	100.00%			$540,124,290

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $552,352,614 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,943,997
Gross unrealized depreciation	(11,355,039)

Net unrealized appreciaton	$40,588,958

4

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Capital Growth Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair Valuation Measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012 the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$517,373,855	$0	$0	$517,373,855
Other	0	0	1,181,717	1,181,717
Short-term investments
Investment companies	20,532,828	53,853,172	0	74,386,000

	$537,906,683	$53,853,172	$1,181,717	$592,941,572

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

2

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 98.87%

Consumer Discretionary : 10.14%

Auto Components : 0.58%
Dana Holding Corporation	97,726	$1,286,071
Goodyear Tire & Rubber Company †	92,400	1,054,284

		2,340,355

Automobiles : 0.34%
Ford Motor Company	123,420	1,377,367

Diversified Consumer Services : 0.14%
Apollo Group Incorporated Class A †«	28,180	565,854

Hotels, Restaurants & Leisure : 0.36%
Marriott International Incorporated Class A «	39,565	1,443,331

Household Durables : 0.16%
Pulte Homes Incorporated †	36,080	625,627

Internet & Catalog Retail : 0.38%
Expedia Incorporated «	25,890	1,531,394

Media : 3.50%
Comcast Corporation Class A	127,216	4,771,872
DIRECTV Group Incorporated †	53,486	2,733,669
Gannett Company Incorporated	29,655	501,170
News Corporation Class A	57,880	1,384,490
Time Warner Incorporated	41,934	1,822,032
Walt Disney Company «	60,137	2,950,923

		14,164,156

Multiline Retail : 0.81%
Dollar Tree Incorporated †	52,261	2,083,646
Target Corporation	18,980	1,209,975

		3,293,621

Specialty Retail : 3.87%
Best Buy Company Incorporated «	93,980	1,429,436
GameStop Corporation Class A «	104,125	2,377,174
Gap Incorporated	30,580	1,092,318
Home Depot Incorporated	68,241	4,188,633
Lowe’s Companies Incorporated	92,071	2,981,259
Ross Stores Incorporated	23,465	1,430,192
Staples Incorporated «	92,910	1,069,859
TJX Companies Incorporated	26,505	1,103,403

		15,672,274

Consumer Staples : 9.99%

Beverages : 0.46%
Constellation Brands Incorporated Class A †	17,300	611,382
Molson Coors Brewing Company	14,900	642,786
The Coca-Cola Company	16,310	606,406

		1,860,574

Food & Staples Retailing : 4.88%
Costco Wholesale Corporation	34,246	3,370,834

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security name	Shares	Value

Food & Staples Retailing (continued)
CVS Caremark Corporation	84,159	$3,904,978
Kroger Company	127,037	3,203,873
Safeway Incorporated «	71,330	1,163,392
Wal-Mart Stores Incorporated	77,147	5,787,568
Walgreen Company	65,545	2,309,150

		19,739,795

Food Products : 1.66%
Archer Daniels Midland Company	112,784	3,027,123
Dean Foods Company †«	127,813	2,152,371
Tyson Foods Incorporated Class A	91,850	1,543,999

		6,723,493

Household Products : 1.57%
Colgate-Palmolive Company	7,825	821,312
Kimberly-Clark Corporation	24,610	2,053,705
Procter & Gamble Company	49,917	3,456,253

		6,331,270

Personal Products : 0.52%
Herbalife Limited «	40,721	2,091,023

Tobacco : 0.90%
Altria Group Incorporated	29,320	932,376
Philip Morris International	30,774	2,725,345

		3,657,721

Energy : 10.97%

Energy Equipment & Services : 0.82%
Ensco plc Class A «	15,815	914,423
Halliburton Company	895	28,900
Schlumberger Limited	33,966	2,361,656

		3,304,979

Oil, Gas & Consumable Fuels : 10.15%
ChevronTexaco Corporation	78,072	8,604,315
ConocoPhillips	71,834	4,155,597
Exxon Mobil Corporation	170,115	15,509,385
Marathon Oil Corporation	1,212	36,433
Marathon Petroleum Corporation	60,942	3,347,544
Murphy Oil Corporation	40,456	2,427,360
Phillips 66 Incorporated	38,595	1,820,140
Tesoro Corporation	64,131	2,418,380
Valero Energy Corporation	94,095	2,738,165

		41,057,319

Financials : 14.71%

Capital Markets : 0.99%
Bank of New York Mellon Corporation «	53,623	1,325,024
Goldman Sachs Group Incorporated	7,415	907,522
Northern Trust Corporation	13,715	655,303
State Street Corporation	25,135	1,120,267

		4,008,116

2

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Commercial Banks : 1.95%
Fifth Third Bancorp	59,193	$860,074
Huntington Bancshares Incorporated	179,755	1,148,634
Regions Financial Corporation	126,915	827,486
SunTrust Banks Incorporated	34,775	945,880
US Bancorp	123,972	4,117,110

		7,899,184

Consumer Finance : 0.65%
American Express Company	20,280	1,135,072
Discover Financial Services	36,026	1,477,066

		2,612,138

Diversified Financial Services : 3.30%
Bank of America Corporation	366,895	3,419,461
Citigroup Incorporated	109,880	4,108,413
JPMorgan Chase & Company	127,246	5,303,613
NASDAQ Stock Market Incorporated	21,240	505,724

		13,337,211

Insurance : 4.93%
ACE Limited	10,602	833,847
AFLAC Incorporated «	52,976	2,637,145
Allstate Corporation	30,150	1,205,397
American Financial Group Incorporated	54,182	2,102,262
American International Group Incorporated †	24,580	858,579
Berkshire Hathaway Incorporated Class B †	68,514	5,916,184
Chubb Corporation	21,121	1,625,895
Lincoln National Corporation	15,020	372,346
MetLife Incorporated	65,269	2,316,397
The Travelers Companies Incorporated	29,360	2,082,798

		19,950,850

REITs : 2.89%
American Tower Corporation	12,110	911,762
Equity Residential	27,329	1,568,958
HCP Incorporated	60,328	2,672,530
Host Hotels & Resorts Incorporated «	153,399	2,218,150
Simon Property Group Incorporated	22,678	3,451,818
Ventas Incorporated	13,985	884,831

		11,708,049

Health Care : 13.18%

Biotechnology : 1.19%
Amgen Incorporated	32,366	2,801,115
Celgene Corporation †	13,145	963,791
Gilead Sciences Incorporated †	15,405	1,034,600

		4,799,506

Health Care Equipment & Supplies : 1.10%
Boston Scientific Corporation †	320,819	1,649,010
Covidien plc	20,760	1,140,762
Medtronic Incorporated	40,017	1,663,907

		4,453,679

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security name	Shares	Value

Health Care Providers & Services : 3.60%
Aetna Incorporated	53,160	$2,323,092
AmerisourceBergen Corporation	63,565	2,507,004
CIGNA Corporation	12,704	647,904
Express Scripts Holding Company †	10,553	649,432
Humana Incorporated	28,097	2,086,764
McKesson Corporation	28,586	2,667,360
UnitedHealth Group Incorporated	43,463	2,433,928
WellPoint Incorporated	20,748	1,271,437

		14,586,921

Pharmaceuticals : 7.29%
Abbott Laboratories	53,571	3,509,972
Bristol-Myers Squibb Company	126,929	4,220,389
Eli Lilly & Company	59,737	2,905,010
Johnson & Johnson «	99,644	7,056,788
Merck & Company Incorporated	111,010	5,065,386
Pfizer Incorporated	270,603	6,729,897

		29,487,442

Industrials : 8.98%

Aerospace & Defense : 3.93%
Boeing Company	34,985	2,464,343
Engility Holdings Incorporated †«	27,171	516,249
General Dynamics Corporation	18,582	1,265,063
Honeywell International Incorporated	20,320	1,244,397
L-3 Communications Holdings Incorporated	34,061	2,513,702
Lockheed Martin Corporation	20,520	1,922,108
Northrop Grumman Corporation	38,516	2,645,664
Raytheon Company	20,318	1,149,186
Textron Incorporated	53,475	1,348,105
United Technologies Corporation	10,665	833,576

		15,902,393

Air Freight & Logistics : 0.44%
FedEx Corporation	19,471	1,791,137

Airlines : 0.23%
Southwest Airlines Company	106,176	936,472

Commercial Services & Supplies : 0.57%
Pitney Bowes Incorporated «	57,530	826,131
RR Donnelley & Sons Company «	114,692	1,149,214
Waste Management Incorporated	10,085	330,183

		2,305,528

Construction & Engineering : 0.17%
Fluor Corporation	12,355	690,027

Industrial Conglomerates : 1.79%
General Electric Company	343,556	7,235,289

Machinery : 1.32%
Cummins Incorporated	11,284	1,055,957
Ingersoll-Rand plc	27,540	1,295,206
Paccar Incorporated «	18,255	791,172
Parker Hannifin Corporation «	15,981	1,257,065

4

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Machinery (continued)
Timken Company	23,302	$920,196

		5,319,596

Professional Services : 0.09%
Robert Half International Incorporated	14,165	380,897

Road & Rail : 0.44%
CSX Corporation	65,644	1,343,733
Ryder System Incorporated	9,885	446,011

		1,789,744

Information Technology : 19.58%
Communications Equipment : 1.95%
Cisco Systems Incorporated	230,261	3,946,674
Motorola Solutions Incorporated	16,230	838,766
QUALCOMM Incorporated	52,844	3,095,337

		7,880,777

Computers & Peripherals : 6.74%
Apple Incorporated	32,743	19,485,359
Dell Incorporated	92,594	854,643
EMC Corporation †	88,795	2,168,374
Hewlett-Packard Company	83,110	1,151,074
Seagate Technology plc «	64,813	1,770,691
Western Digital Corporation	53,429	1,828,875

		27,259,016

Electronic Equipment, Instruments & Components : 0.38%
Amkor Technology Incorporated †«	75,638	326,756
Corning Incorporated	74,771	878,559
Jabil Circuit Incorporated	18,299	317,305

		1,522,620

Internet Software & Services : 1.76%
Google Incorporated Class A †	3,990	2,712,282
IAC InterActive Corporation	44,645	2,158,586
VeriSign Incorporated †	38,145	1,414,035
Yahoo! Incorporated †	48,675	818,227

		7,103,130

IT Services : 3.51%
Accenture plc	26,505	1,786,702
Automatic Data Processing Incorporated	4,770	275,658
Computer Sciences Corporation	13,514	411,501
International Business Machines Corporation	43,255	8,414,395
Total System Services Incorporated	57,199	1,286,406
Visa Incorporated Class A	14,715	2,041,853

		14,216,515

Office Electronics : 0.35%
Xerox Corporation	222,720	1,434,317

Semiconductors & Semiconductor Equipment : 1.74%
Applied Materials Incorporated	71,523	758,144
Intel Corporation «	208,078	4,499,687

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
LSI Logic Corporation †	258,224	$1,768,834

		7,026,665

Software : 3.15%
Microsoft Corporation	269,119	7,679,311
Oracle Corporation	163,621	5,080,432

		12,759,743

Materials : 2.95%

Chemicals : 1.87%
CF Industries Holdings Incorporated	14,715	3,019,371
Dow Chemical Company	50,850	1,489,905
LyondellBasell Class A	25,525	1,362,780
Mosaic Company	13,675	715,750
Sherwin-Williams Company	6,775	965,980

		7,553,786

Containers & Packaging : 0.13%
Owens-Illinois Incorporated †	26,690	520,188

Metals & Mining : 0.62%
Freeport-McMoRan Copper & Gold Incorporated Class B	19,565	760,687
Newmont Mining Corporation	14,995	817,977
Nucor Corporation	13,574	544,725
United States Steel Corporation «	19,565	398,930

		2,522,319

Paper & Forest Products : 0.33%
International Paper Company	37,414	1,340,544

Telecommunication Services : 4.09%

Diversified Telecommunication Services : 3.68%
AT&T Incorporated	246,513	8,526,885
Verizon Communications Incorporated	143,050	6,385,752

		14,912,637

Wireless Telecommunication Services : 0.41%
Sprint Nextel Corporation †	298,300	1,652,582

Utilities : 4.28%

Electric Utilities : 1.81%
Duke Energy Corporation	19,576	1,285,947
Edison International	35,141	1,649,519
Entergy Corporation	17,733	1,287,061
Exelon Corporation	62,701	2,243,442
PPL Corporation	28,930	855,749

		7,321,718

Independent Power Producers & Energy Traders : 0.44%
AES Corporation	114,286	1,194,289
NRG Energy Incorporated «	27,185	586,109

		1,780,398

6

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name			Shares	Value

Multi-Utilities : 2.03%
Ameren Corporation			77,206	$2,538,533
CenterPoint Energy Incorporated			111,890	2,424,656
Consolidated Edison Incorporated «			10,850	655,123
Public Service Enterprise Group Incorporated			80,611	2,582,776

				8,201,088

Total Common Stocks (Cost $278,460,381)				399,982,375

Short-Term Investments : 10.03%
		Yield

Investment Companies : 10.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	4,434,474	4,434,474
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.22	36,163,876	36,163,876

Total Short-Term Investments (Cost $40,598,350)				40,598,350

Total Investments in Securities (Cost $319,058,731)*	108.90%			440,580,725
Other Assets and Liabilities, Net	(8.90)			(36,005,515)

Total Net Assets	100.00%			$404,575,210

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $320,421,812 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,097,132
Gross unrealized depreciation	(4,938,219)

Net unrealized appreciation	$120,158,913

7

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted	prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$399,982,375	$0	$0	$399,982,375
Short-term investments
Investment companies	4,434,474	36,163,876	0	40,598,350

	$404,416,849	$36,163,876	$0	$440,580,725

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS —October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 97.02%

Consumer Discretionary : 22.13%

Hotels, Restaurants & Leisure : 1.86%
Starbucks Corporation	254,847	$11,697,477

Internet & Catalog Retail : 3.61%
Amazon.com Incorporated †	50,600	11,780,692
priceline.com Incorporated †	19,000	10,901,630

		22,682,322

Media : 4.38%
CBS Corporation Class B	378,700	12,269,880
Liberty Media Corporation †	136,448	15,237,148

		27,507,028

Multiline Retail : 3.26%
Dollar General Corporation †	420,184	20,429,346

Specialty Retail : 7.50%
Home Depot Incorporated	189,900	11,656,062
Limited Brands Incorporated «	413,600	19,807,304
TJX Companies Incorporated	374,800	15,602,924

		47,066,290

Textiles, Apparel & Luxury Goods : 1.52%
lululemon athletica incorporated †«	138,040	9,526,140

Consumer Staples : 6.44%

Beverages : 2.14%
Anheuser-Busch Companies Incorporated ADR	160,300	13,433,140

Food & Staples Retailing : 2.49%
Whole Foods Market Incorporated	165,000	15,630,450

Food Products : 1.81%
The Hershey Company	165,400	11,387,790

Energy : 4.28%

Oil, Gas & Consumable Fuels : 4.28%
Pioneer Natural Resources Company	128,000	13,523,200
The Williams Companies Incorporated	380,800	13,324,192

		26,847,392

Financials : 3.06%

Capital Markets : 1.54%
Ameriprise Financial Incorporated	165,400	9,654,398

Consumer Finance : 1.52%
Capital One Financial Corporation	159,200	9,579,064

Health Care : 13.48%

Biotechnology : 4.27%
Alexion Pharmaceuticals Incorporated †	111,454	10,073,213

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Security name	Shares	Value

Biotechnology (continued)
Gilead Sciences Incorporated †«	249,400	$16,749,704

		26,822,917

Health Care Equipment & Supplies : 2.11%
Intuitive Surgical Incorporated †«	24,400	13,230,168

Health Care Providers & Services : 1.80%
UnitedHealth Group Incorporated «	201,800	11,300,800

Pharmaceuticals : 5.30%
Abbott Laboratories	295,900	19,387,368
Allergan Incorporated	154,200	13,865,664

		33,253,032

Industrials : 13.45%

Aerospace & Defense : 2.82%
Precision Castparts Corporation	102,200	17,687,754

Industrial Conglomerates : 2.57%
Danaher Corporation	311,600	16,119,068

Machinery : 1.86%
Cummins Incorporated	124,694	11,668,865

Road & Rail : 4.89%
Hertz Global Holdings Incorporated †	844,700	11,209,169
Union Pacific Corporation	158,214	19,465,068

		30,674,237

Trading Companies & Distributors : 1.31%
W.W. Grainger Incorporated «	40,952	8,248,142

Information Technology : 27.67%

Communications Equipment : 2.09%
QUALCOMM Incorporated	223,500	13,091,513

Computers & Peripherals : 8.75%
Apple Incorporated	92,249	54,897,380

Internet Software & Services : 7.93%
Baidu.com Incorporated ADR †«	57,200	6,098,664
eBay Incorporated †	522,900	25,250,841
Google Incorporated Class A †	27,100	18,421,767

		49,771,272

IT Services : 5.17%
Teradata Corporation †	139,500	9,529,245
Visa Incorporated Class A «	165,400	22,950,904

		32,480,149

Semiconductors & Semiconductor Equipment : 1.71%
Broadcom Corporation Class A «	340,700	10,743,975

Software : 2.02%
VMware Incorporated †«	149,500	12,673,115

2

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name			Shares	Value

Materials : 2.94%

Chemicals : 2.94%
Monsanto Company			214,500	$18,462,015

Telecommunication Services : 3.57%

Wireless Telecommunication Services : 3.57%
Crown Castle International Corporation †			335,300	22,381,275

Total Common Stocks (Cost $480,135,209)				608,946,514

			Principal
Other : 0.25%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$5,266,681	1,580,004

Total Other (Cost $528,436)				1,580,004

		Yield	Shares

Short-Term Investments : 12.55%

Investment Companies : 12.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	17,532,307	17,532,307
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.22	61,218,464	61,218,464

Total Short-Term Investments (Cost $78,750,771)				78,750,771

Total investments in securities (Cost $559,414,416)*	109.82%			689,277,289
Other assets and liabilities, net	(9.82)			(61,625,676)

Total net assets	100.00%			$627,651,613

†	Non-income-earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $565,541,456 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$129,873,163
Gross unrealized depreciation	(6,137,330)

Net unrealized appreciation	$123,735,833

3

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Endeavor Select Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$608,946,514	$0	$0	$608,946,514
Other	0	0	1,580,004	1,580,004

Short-term investments
Investment companies	17,532,307	61,218,464	0	78,750,771
	$626,478,821	$61,218,464	$1,580,004	$689,277,289

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 98.95%

Consumer Discretionary : 23.32%

Auto Components : 0.25%
BorgWarner Incorporated †«	397,300	$26,150,286

Distributors : 0.68%
LKQ Corporation †	3,375,000	70,503,750

Hotels, Restaurants & Leisure : 3.42%
Chipotle Mexican Grill Incorporated †«	537,000	136,682,610
Life Time Fitness Incorporated †«	3,084,000	138,440,760
McDonald’s Corporation	400,000	34,720,000
Starbucks Corporation	984,000	45,165,600

		355,008,970

Internet & Catalog Retail : 4.37%
Amazon.com Incorporated †	750,000	174,615,000
HomeAway Incorporated †«	3,089,470	79,430,274
Kayak Software Corporation †«	20,000	662,600
priceline.com Incorporated †	215,000	123,360,550
Shutterfly Incorporated †«	2,485,000	75,196,100

		453,264,524

Multiline Retail : 3.19%
Dollar General Corporation †	1,725,000	83,869,500
Dollar Tree Incorporated †	6,206,000	247,433,220

		331,302,720

Specialty Retail : 9.65%
CarMax Incorporated †«	5,345,000	180,393,750
Dick’s Sporting Goods Incorporated	2,475,000	123,750,000
DSW Incorporated Class A «	734,600	45,978,614
GNC Holdings Incorporated Class A	3,375,000	130,511,250
Hibbett Sports Incorporated †«	525,000	28,344,750
Tractor Supply Company	2,235,000	215,096,400
Ulta Salon Cosmetics & Fragrance Incorporated	1,805,000	166,457,100
Vitamin Shoppe Incorporated †«	1,925,000	110,187,000

		1,000,718,864

Textiles, Apparel & Luxury Goods : 1.76%
lululemon athletica incorporated †«	1,540,000	106,275,400
Michael Kors Holdings Limited †	988,000	54,033,720
Under Armour Incorporated †«	419,000	21,896,940

		182,206,060

Consumer Staples : 4.80%

Beverages : 0.49%
Monster Beverage Corporation †	1,139,000	50,879,130

Food & Staples Retailing : 3.83%
The Fresh Market Incorporated †	2,450,000	138,939,500
Whole Foods Market Incorporated	2,730,000	258,612,900

		397,552,400

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security name	Shares	Value

Personal Products : 0.48%
Estee Lauder Companies Incorporated Class A	800,000	$49,296,000

Energy : 5.54%

Energy Equipment & Services : 0.58%
Schlumberger Limited	869,700	60,470,241

Oil, Gas & Consumable Fuels : 4.96%
Concho Resources Incorporated †	2,075,000	178,699,000
Continental Resources Incorporated †«	475,000	34,133,500
Energy XXI (Bermuda) Limited «	1,900,000	62,890,000
Oasis Petroleum Incorporated †	648,000	19,031,760
Pioneer Natural Resources Company	2,075,000	219,223,750

		513,978,010

Financials : 3.08%

Capital Markets : 1.68%
Financial Engines Incorporated †«	2,328,500	55,907,285
TD Ameritrade Holding Corporation	7,550,000	118,459,500

		174,366,785

Consumer Finance : 1.40%
American Express Company	2,600,000	145,522,000

Health Care : 13.96%

Biotechnology : 3.99%
Alexion Pharmaceuticals Incorporated †	3,030,000	273,851,400
Biogen Idec Incorporated †	265,000	36,628,300
BioMarin Pharmaceutical Incorporated †«	685,000	25,372,400
Celgene Corporation †	625,000	45,825,000
Onyx Pharmaceuticals Incorporated †«	420,000	32,911,200

		414,588,300

Health Care Equipment & Supplies : 2.93%
Covidien plc	1,540,300	84,639,485
Intuitive Surgical Incorporated †«	250,100	135,609,222
NxStage Medical Incorporated †«	3,183,500	35,655,200
Volcano Corporation †«	1,678,600	48,041,532

		303,945,439

Health Care Providers & Services : 1.59%
AmerisourceBergen Corporation	2,412,000	95,129,280
Catamaran Corporation †	1,484,000	69,985,440

		165,114,720

Health Care Technology : 1.81%
Cerner Corporation †	2,465,000	187,808,350

Life Sciences Tools & Services : 1.65%
Mettler-Toledo International Incorporated †«	1,010,000	171,063,700

Pharmaceuticals : 1.99%
Allergan Incorporated	655,300	58,924,576
Shire plc ADR	1,485,000	125,319,150

2

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Pharmaceuticals (continued)
Watson Pharmaceuticals Incorporated †	255,000	$21,917,250

		206,160,976

Industrials : 7.27%

Aerospace & Defense : 0.95%
Precision Castparts Corporation	279,000	48,286,530
United Technologies Corporation	647,600	50,616,416

		98,902,946

Air Freight & Logistics : 0.20%
United Parcel Service Incorporated Class B	275,000	20,143,750

Industrial Conglomerates : 0.72%
Danaher Corporation	1,450,500	75,034,365

Machinery : 1.04%
Flowserve Corporation	352,000	47,692,480
Joy Global Incorporated	967,000	60,389,150

		108,081,630

Road & Rail : 4.36%
J.B. Hunt Transport Services Incorporated	267,000	15,672,900
Kansas City Southern Railroad Company «	4,002,000	322,000,920
Norfolk Southern Corporation	770,000	47,239,500
Union Pacific Corporation	545,000	67,051,350

		451,964,670

Information Technology : 37.81%

Communications Equipment : 2.05%
Cisco Systems Incorporated	1,685,000	28,880,900
Palo Alto Networks Incorporated †«	500,000	27,490,000
QUALCOMM Incorporated	2,665,100	156,108,233

		212,479,133

Computers & Peripherals : 9.09%
Apple Incorporated	1,308,000	778,390,800
EMC Corporation †	6,750,000	164,835,000

		943,225,800

Internet Software & Services : 10.08%
eBay Incorporated †	7,485,000	361,450,650
Google Incorporated Class A †	527,000	358,238,790
Mercadolibre Incorporated	1,205,000	101,183,850
Rackspace Hosting Incorporated †	3,525,000	224,507,250

		1,045,380,540

IT Services : 7.80%
Alliance Data Systems Corporation †«	1,250,000	178,812,500
Cognizant Technology Solutions Corporation Class A †	4,734,000	315,521,100
MarketAxess Holdings Incorporated	1,108,000	34,613,920
MasterCard Incorporated Class A	427,000	196,817,110
ServiceSource International Incorporated †«	795,000	7,162,950

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security name		Shares	Value

IT Services (continued)
Visa Incorporated Class A		548,000	$76,040,480

			808,968,060

Semiconductors & Semiconductor Equipment : 2.42%
ASML Holding NV «		51,000	2,803,470
Avago Technologies Limited		977,000	32,270,310
Cavium Incorporated †«		622,000	20,637,960
Linear Technology Corporation		303,500	9,487,410
Maxim Integrated Products Incorporated		2,057,000	56,618,925
Microchip Technology Incorporated «		4,130,000	129,475,500

			251,293,575

Software : 6.37%
Broadsoft Incorporated †«		1,599,300	61,125,246
Citrix Systems Incorporated †		1,575,000	97,350,750
Fleetmatics Group plc †«		273,297	5,927,812
Fortinet Incorporated †		5,800,000	112,346,000
Red Hat Incorporated †		1,161,000	57,086,370
Salesforce.com Incorporated †«		375,800	54,859,284
Solarwinds Incorporated †		1,551,000	78,465,090
Splunk Incorporated †«		939,290	26,347,085
Synchronoss Technologies Incorporated †«		1,900,000	38,931,000
Ultimate Software Group Incorporated †		1,050,000	106,428,000
VMware Incorporated †«		260,000	22,040,200

			660,906,837

Materials : 3.17%

Chemicals : 3.17%
Airgas Incorporated		551,000	49,022,470
Monsanto Company		1,237,600	106,520,232
Praxair Incorporated		1,630,000	173,122,299

			328,665,001

Total Common Stocks (Cost $8,121,536,616)			10,264,947,532

		Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$5,027,204	1,508,161

Total Other (Cost $504,408)			1,508,161

Short-Term Investments : 9.51%
	Yield	Shares

Investment Companies : 9.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.17%	94,363,309	94,363,309
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.22	892,061,444	892,061,444

Total Short-Term Investments (Cost $986,424,753)			986,424,753

4

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Total investments in securities (Cost $9,108,465,777)*	108.48%	$11,252,880,446
Other assets and liabilities, net	(8.48)	(879,214,949)

Total net assets	100.00%	$10,373,665,497

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $9,149,391,072 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,245,878,630
Gross unrealized depreciation	(142,389,256)

Net unrealized appreciation	$2,103,489,374

5

WELLS FARGO ADVANTAGE GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$10,264,947,532	$0	$0	$10,264,947,532
Other	0	0	1,508,161	1,508,161
Short-term investments
Investment companies	94,363,309	892,061,444	0	986,424,753

	$10,359,310,841	$892,061,444	$1,508,161	$11,252,880,446

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 95.59%

Consumer Discretionary : 10.10%

Auto Components : 2.15%
TRW Automotive Holdings Corporation †	169,000	$7,860,190

Media : 4.64%
Time Warner Incorporated «	244,000	10,601,800
Walt Disney Company «	130,000	6,379,100

		16,980,900

Specialty Retail : 3.31%
Home Depot Incorporated	196,000	12,030,480
Tiffany & Company	1,400	88,508

		12,118,988

Consumer Staples : 13.09%

Beverages : 5.31%
Diageo plc «	101,000	11,538,240
PepsiCo Incorporated «	114,000	7,893,360

		19,431,600

Food Products : 7.78%
H.J. Heinz Company «	141,000	8,108,910
The Hershey Company	153,000	10,534,050
Unilever NV	268,000	9,832,920

		28,475,880

Energy : 8.29%

Energy Equipment & Services : 2.07%
Schlumberger Limited	109,000	7,578,770

Oil, Gas & Consumable Fuels : 6.22%
Hess Corporation	170,000	8,884,200
Occidental Petroleum Corporation	105,000	8,290,800
QEP Resources Incorporated	193,000	5,597,000

		22,772,000

Financials : 16.75%

Capital Markets : 7.15%
Charles Schwab Corporation	677,000	9,193,660
Franklin Resources Incorporated «	64,000	8,179,200
Northern Trust Corporation «	184,000	8,791,520

		26,164,380

Commercial Banks : 7.24%
M&T Bank Corporation «	89,000	9,264,900
SunTrust Banks Incorporated	302,000	8,214,400
Zions Bancorporation «	421,000	9,038,870

		26,518,170

Diversified Financial Services : 2.36%
JPMorgan Chase & Company	207,000	8,627,760

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

Security name	Shares	Value

Health Care : 9.14%

Health Care Equipment & Supplies : 2.47%
Baxter International Incorporated	144,000	$9,018,720

Health Care Providers & Services : 2.59%
CIGNA Corporation	186,000	9,486,000

Pharmaceuticals : 4.08%
Abbott Laboratories	167,000	10,941,840
Hospira Incorporated †	129,800	3,983,562

		14,925,402

Industrials : 12.10%

Aerospace & Defense : 5.69%
Boeing Company	111,000	7,818,840
Huntington Ingalls Industries Incorporated †	83,000	3,517,540
Northrop Grumman Corporation	138,000	9,479,220

		20,815,600

Air Freight & Logistics : 2.38%
United Parcel Service Incorporated Class B	119,000	8,716,750

Machinery : 4.03%
Deere & Company	97,000	8,287,680
SPX Corporation	94,000	6,447,460

		14,735,140

Information Technology : 19.57%

Communications Equipment : 2.11%
QUALCOMM Incorporated	132,000	7,731,900

Computers & Peripherals : 5.41%
Apple Incorporated	17,800	10,592,780
EMC Corporation †	377,000	9,206,340

		19,799,120

Internet Software & Services : 2.31%
eBay Incorporated †	175,000	8,450,750

IT Services : 2.71%
International Business Machines Corporation	51,000	9,921,030

Semiconductors & Semiconductor Equipment : 1.64%
Texas Instruments Incorporated «	213,000	5,983,170

Software : 5.39%
Intuit Incorporated	165,500	9,834,010
Oracle Corporation	318,000	9,873,900

		19,707,910

Materials : 1.88%

Chemicals : 1.88%
Air Products & Chemicals Incorporated	5,180	401,773

2

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name			Shares	Value

Chemicals (continued)
Dow Chemical Company			221,000	$6,475,300

				6,877,073

Telecommunication Services : 1.86%

Wireless Telecommunication Services : 1.86%
Vodafone Group plc ADR			250,000	6,805,000

Utilities : 2.81%

Electric Utilities : 2.81%
Nextera Energy Incorporated «			147,000	10,298,820

Total Common Stocks (Cost $267,782,309)				349,801,023

		Yield

Short-Term Investments : 20.23%

Investment Companies : 20.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	18,544,994	18,544,994
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.22	55,475,750	55,475,750

Total Short-Term Investments (Cost $74,020,744)				74,020,744

Total investments in securities (Cost $341,803,053)*	115.82%			423,821,767
Other assets and liabilities, net	(15.82)			(57,891,519)

Total net assets	100.00%			$365,930,248

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $342,312,635 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$85,058,752
Gross unrealized depreciation	(3,549,620)

Net unrealized appreciation	$81,509,132

3

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Value Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$349,801,023	$0	$0	$349,801,023
Short-term investments
Investment companies	18,544,994	55,475,750	0	74,020,744

	$368,346,017	$55,475,750	$0	$423,821,767

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 98.12%

Consumer Discretionary : 12.07%

Media : 3.92%
Comcast Corporation Class A	93,262	$3,498,258
Walt Disney Company	65,840	3,230,769

		6,729,027

Specialty Retail : 8.15%
Foot Locker Incorporated	106,263	3,559,811
GNC Holdings Incorporated Class A	98,905	3,824,656
Home Depot Incorporated	60,343	3,703,853
Ross Stores Incorporated	47,980	2,924,381

		14,012,701

Consumer Staples : 8.35%

Food & Staples Retailing : 4.48%
CVS Caremark Corporation	85,706	3,976,758
Wal-Mart Stores Incorporated	49,667	3,726,018

		7,702,776

Household Products : 1.98%
Spectrum Brands Holdings Incorporated	74,645	3,395,601

Personal Products : 1.89%
Herbalife Limited	63,433	3,257,285

Energy : 11.06%

Energy Equipment & Services : 1.64%
National Oilwell Varco Incorporated	38,210	2,816,077

Oil, Gas & Consumable Fuels : 9.42%
Chevron Corporation	29,584	3,260,453
ConocoPhillips	60,400	3,494,140
Denbury Resources Incorporated †	173,575	2,660,905
Exxon Mobil Corporation	35,291	3,217,480
Phillips 66 Incorporated	75,470	3,559,165

		16,192,143

Financials : 16.40%

Capital Markets : 2.01%
Goldman Sachs Group Incorporated	28,215	3,453,234

Commercial Banks : 5.94%
Fifth Third Bancorp	229,573	3,335,696
SunTrust Banks Incorporated	122,140	3,322,208
US Bancorp	106,685	3,543,009

		10,200,913

Diversified Financial Services : 2.15%
JPMorgan Chase & Company	88,671	3,695,807

Insurance : 6.30%
ACE Limited	47,564	3,740,909

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

Security name	Shares	Value

Insurance (continued)
Allstate Corporation	84,025	$3,359,320
MetLife Incorporated	105,121	3,730,744

		10,830,973

Health Care : 13.57%

Biotechnology : 4.23%
Amgen Incorporated	46,623	4,034,988
Celgene Corporation †	43,989	3,225,273

		7,260,261

Health Care Providers & Services : 3.73%
McKesson Corporation	33,083	3,086,975
UnitedHealth Group Incorporated	59,398	3,326,288

		6,413,263

Life Sciences Tools & Services : 1.99%
Thermo Fisher Scientific Incorporated	55,990	3,418,749

Pharmaceuticals : 3.62%
Abbott Laboratories	50,870	3,333,002
Johnson & Johnson	40,739	2,885,136

		6,218,138

Industrials : 11.71%

Air Freight & Logistics : 1.99%
FedEx Corporation	37,230	3,424,788

Construction & Engineering : 3.94%
Chicago Bridge & Iron Company NV	90,055	3,381,565
Fluor Corporation	60,750	3,392,888

		6,774,453

Industrial Conglomerates : 2.11%
General Electric Company	172,136	3,625,184

Machinery : 3.67%
Terex Corporation †	154,085	3,474,617
Wabco Holdings Incorporated †	48,246	2,825,768

		6,300,385

Information Technology : 18.87%

Communications Equipment : 3.48%
Cisco Systems Incorporated	180,292	3,090,205
QUALCOMM Incorporated	49,205	2,882,183

		5,972,388

Computers & Peripherals : 3.90%
Apple Incorporated	6,239	3,712,829
EMC Corporation †	122,508	2,991,645

		6,704,474

2

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name			Shares	Value

Internet Software & Services : 1.73%
IAC/InterActive Corporation			61,585	$2,977,635

IT Services : 3.98%
Accenture plc			50,960	3,435,214
Alliance Data Systems Corporation †			23,760	3,398,868

				6,834,082

Software : 5.78%
Cadence Design Systems Incorporated †			292,050	3,697,353
Microsoft Corporation			101,183	2,887,257
Oracle Corporation			107,869	3,349,332

				9,933,942

Materials : 2.12%

Chemicals : 2.12%
W.R. Grace & Company †			56,785	3,643,326

Telecommunication Services : 2.17%
Diversified Telecommunication Services : 2.17%
Verizon Communications Incorporated			83,504	3,727,619

Utilities : 1.80%

Electric Utilities : 1.80%
Duke Energy Corporation			47,054	3,090,976

Total Common Stocks (Cost $139,380,713)				168,606,200

			Principal
Other : 0.18%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,046,164	313,849

Total Other (Cost $104,968)				313,849

Short-Term Investments : 12.55%
		Yield	Shares
Investment Companies : 12.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	2,977,270	2,977,270
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.22	18,592,057	18,592,057

Total Short-Term Investments (Cost $21,569,327)				21,569,327

Total investments in securities (Cost $161,055,008)*	110.85%			190,489,376

Other assets and liabilities, net	(10.85)			(18,640,418)

Total net assets	100.00%			$171,848,958

†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $160,587,830 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,503,822
Gross unrealized depreciation	(2,602,276)

Net unrealized appreciation	$29,901,546

4

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Core Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a domestic or foreign securities exchange are valued at the official closing price or, if none, the last sales price, with the exception of securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) which are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012 the inputs used in valuing investments in securities, which are carried at fair value, were as follows

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$168,606,200	$0	$0	$168,606,200
Other	0	0	313,849	313,849
Short-term investments
Investment companies	2,977,270	18,592,057	0	21,569,327

	$171,583,470	$18,592,057	$313,849	$190,489,376

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 95.31%

Consumer Discretionary : 19.32%

Hotels, Restaurants & Leisure : 6.38%
Chipotle Mexican Grill Incorporated † «	54,000	$13,744,620
Marriott International Incorporated Class A «	450,000	16,416,000
McDonald’s Corporation	232,000	20,137,600
Starbucks Corporation	396,000	18,176,400
Wynn Resorts Limited «	70,000	8,474,200

		76,948,820

Internet & Catalog Retail : 2.79%
Amazon.com Incorporated †	83,000	19,324,060
priceline.com Incorporated †	25,000	14,344,250

		33,668,310

Multiline Retail : 3.34%
Dollar General Corporation †	104,000	5,056,480
Dollar Tree Incorporated †	672,000	26,792,640
Nordstrom Incorporated	147,000	8,345,190

		40,194,310

Specialty Retail : 3.12%
CarMax Incorporated †	279,000	9,416,250
Dick’s Sporting Goods Incorporated	216,000	10,800,000
O’Reilly Automotive Incorporated † «	110,000	9,424,800
Ross Stores Incorporated	130,000	7,923,500

		37,564,550

Textiles, Apparel & Luxury Goods : 3.69%
Coach Incorporated	76,000	4,259,800
lululemon athelica incorporated † «	140,000	9,661,400
Michael Kors Holdings Limited †	103,000	5,633,070
Nike Incorporated Class B	180,000	16,448,400
VF Corporation	54,000	8,449,920

		44,452,590

Consumer Staples : 8.82%

Beverages : 2.27%
Monster Beverage Corporation †	180,000	8,040,600
The Coca-Cola Company «	520,000	19,333,600

		27,374,200

Food & Staples Retailing : 4.94%
Costco Wholesale Corporation	215,000	21,162,450
Walgreen Company «	320,000	11,273,600
Whole Foods Market Incorporated	286,000	27,092,780

		59,528,830

Food Products : 1.08%
Mead Johnson Nutrition Company	211,000	13,010,260

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security name	Shares	Value

Personal Products : 0.53%
Estee Lauder Companies Incorporated Class A	103,000	$6,346,860

Energy : 6.49%

Energy Equipment & Services : 3.00%
National Oilwell Varco Incorporated	250,000	18,425,000
Schlumberger Limited	255,000	17,730,150

		36,155,150

Oil, Gas & Consumable Fuels : 3.49%
Concho Resources Incorporated † «	183,000	15,759,960
Continental Resources Incorporated † «	52,120	3,745,343
Pioneer Natural Resources Company	213,000	22,503,450

		42,008,753

Financials : 1.93%

Capital Markets : 0.52%
TD Ameritrade Holding Corporation	398,000	6,244,620

Consumer Finance : 1.41%
American Express Company	305,000	17,070,850

Health Care : 10.40%

Biotechnology : 3.51%
Alexion Pharmaceuticals Incorporated † «	335,000	30,277,300
Biogen Idec Incorporated †	55,000	7,602,100
Celgene Corporation †	24,000	1,769,782
Vertex Pharmaceuticals Incorporated †	55,000	2,653,200

		42,302,382

Health Care Equipment & Supplies : 1.53%
Intuitive Surgical Incorporated † «	34,000	18,435,480

Health Care Providers & Services : 1.74%
AmerisourceBergen Corporation	204,000	8,045,760
Catamaran Corporation †	275,000	12,969,000

		21,014,760

Health Care Technology : 1.77%
Cerner Corporation † «	280,000	21,333,200

Pharmaceuticals : 1.85%
Allergan Incorporated	98,000	8,812,160
Shire plc ADR	159,590	13,467,800

		22,279,960

Industrials : 8.36%

Aerospace & Defense : 2.34%
Precision Castparts Corporation	95,000	16,441,650
United Technologies Corporation	150,000	11,724,000

		28,165,650

Industrial Conglomerates : 1.26%
Danaher Corporation	293,000	15,156,890

2

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Machinery : 0.52%
Joy Global Incorporated «	100,000	$6,245,000

Road & Rail : 2.49%
Norfolk Southern Corporation	58,000	3,558,300
Union Pacific Corporation	215,000	26,451,450

		30,009,750

Trading Companies & Distributors : 1.75%
W.W. Grainger Incorporated	105,000	21,148,050

Information Technology : 34.82%

Communications Equipment : 2.87%
QUALCOMM Incorporated	590,000	34,559,250

Computers & Peripherals : 9.99%
Apple Incorporated	167,000	99,381,700
EMC Corporation †	860,000	21,001,200

		120,382,900

Internet Software & Services : 7.18%
eBay Incorporated †	741,000	35,782,890
Google Incorporated Class A †	63,000	42,825,510
Rackspace Hosting Incorporated † «	125,000	7,961,250

		86,569,650

IT Services : 8.01%
Accenture plc «	205,000	13,819,050
Cognizant Technology Solutions Corporation Class A †	448,000	29,859,200
MasterCard Incorporated Class A	60,000	27,655,800
Teradata Corporation †	160,000	10,929,600
Visa Incorporated Class A «	103,000	14,292,280

		96,555,930

Semiconductors & Semiconductor Equipment : 2.20%
Avago Technologies Limited	195,000	6,440,850
Maxim Integrated Products Incorporated	224,000	6,165,600
Microchip Technology Incorporated «	445,000	13,950,750

		26,557,200

Software : 4.57%
Citrix Systems Incorporated †	232,000	14,339,920
Red Hat Incorporated †	356,000	17,504,520
Salesforce.com Incorporated † «	110,000	16,057,800
VMware Incorporated †	84,000	7,120,680

		55,022,920

Materials : 5.17%

Chemicals : 5.17%
Ecolab Incorporated	280,000	19,488,000
Monsanto Company	220,000	18,935,400
Praxair Incorporated	225,000	23,897,250

		62,320,650

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security name		Shares	Value

Total Common Stocks (Cost $999,034,159)			1,148,627,725

Investment Companies : 1.69%

Investment Companies : 1.69%
iShares Russell 1000 Growth		315,000	$20,396,250

Total Investment Companies (Cost $20,825,600)			20,396,250

		Principal

Other : 0.03%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)		1,143,585	343,075

Total Other (Cost $114,742)			343,075

Short-Term Investments : 11.42%

Investment Companies: 11.42%	Yield	Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.17%	36,661,014	36,661,014
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.22	100,983,332	100,983,332

Total Short-Term Investments (Cost $137,644,346)			137,644,346

Total Investments in Securities (Cost $1,157,618,847)*	108.45%		1,307,011,396

Other Assets and Liabilities, Net	(8.45)		(101,814,001)

Total Net Assets	100.00%		$1,205,197,395

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,160,536,090 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$169,954,658
Gross unrealized depreciation	(23,479,352)

Net unrealized appreciation	$146,475,306

4

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Growth Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurement

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,148,627,725	$0	$0	$1,148,627,725
Investment companies	20,396,250	0	0	20,396,250
Other	0	0	343,075	343,075

Short-term investments
Investment companies	36,661,014	100,983,332	0	137,644,346

	$1,205,684,989	$100,983,332	$343,075	$1,307,011,396

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 84.82%

Consumer Discretionary : 7.27%

Household Durables : 2.27%
Harman International Industries Incorporated «	59,858	$2,509,846
Newell Rubbermaid Incorporated	228,472	4,715,662

		7,225,508
Media : 2.52%
DIRECTV Group Incorporated †	61,036	3,119,550
Omnicom Group Incorporated	36,447	1,746,176
Walt Disney Company «	64,853	3,182,337

		8,048,063
Multiline Retail : 0.89%
Target Corporation	44,597	2,843,059
Specialty Retail : 1.59%
Home Depot Incorporated	82,652	5,073,180
Consumer Staples : 5.21%

Beverages : 1.26%
PepsiCo Incorporated	57,853	4,005,742
Food & Staples Retailing : 1.82%
CVS Caremark Corporation	125,493	5,822,875
Household Products : 2.13%
Procter & Gamble Company	98,133	6,794,729
Energy : 13.02%

Energy Equipment & Services : 1.19%
Noble Corporation	100,628	3,797,701
Oil, Gas & Consumable Fuels : 11.83%
Apache Corporation «	33,533	2,774,856
Chevron Corporation «	70,724	7,794,492
ConocoPhillips Company «	66,720	3,859,752
Devon Energy Corporation	58,200	3,387,822
Exxon Mobil Corporation	190,070	17,328,682
Whiting Petroleum Corporation †	61,405	2,580,238

		37,725,842
Financials : 23.50%

Capital Markets : 1.81%
Goldman Sachs Group Incorporated	23,097	2,826,842
State Street Corporation	66,285	2,954,322

		5,781,164
Commercial Banks : 4.79%
Comerica Incorporated «	145,016	4,322,927
First Republic Bank Corporation	187,945	6,455,911

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Security name	Shares	Value

Commercial Banks (continued)
KeyCorp	533,549	$4,492,483

		15,271,321
Consumer Finance : 2.43%
Capital One Financial Corporation	77,046	4,635,858
SLM Corporation	176,473	3,102,395

		7,738,253
Diversified Financial Services : 4.67%
Bank of America Corporation	372,535	3,472,026
Citigroup Incorporated	101,878	3,809,218
JPMorgan Chase & Company	182,795	7,618,896

		14,900,140
Insurance : 6.71%
ACE Limited	69,589	5,473,175
American International Group Incorporated †	163,008	5,693,869
MetLife Incorporated	129,634	4,600,711
The Hartford Financial Services Group Incorporated	126,126	2,738,195
The Travelers Companies Incorporated	40,841	2,897,261

		21,403,211
REITs : 3.09%
Alexandria Real Estate Equities Incorporated	57,462	4,047,049
Simon Property Group Incorporated	38,225	5,818,227

		9,865,276
Health Care : 10.56%

Health Care Equipment & Supplies : 1.64%
Medtronic Incorporated	65,426	2,720,413
Stryker Corporation	47,720	2,510,072

		5,230,485
Health Care Providers & Services : 1.85%
CIGNA Corporation	115,497	5,890,347
Pharmaceuticals : 7.07%
Hospira Incorporated †	115,106	3,532,603
Johnson & Johnson Services Incorporated «	84,282	5,968,851
Merck & Company Incorporated	78,015	3,559,824
Pfizer Incorporated	287,647	7,153,781
Teva Pharmaceutical Industries Limited ADR «	57,826	2,337,327

		22,552,386
Industrials : 7.94%

Airlines : 0.76%
Southwest Airlines Company	277,123	2,444,225
Commercial Services & Supplies : 0.80%
Waste Management Incorporated	77,674	2,543,047
Construction & Engineering : 0.75%
URS Corporation «	71,219	2,384,412

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Industrial Conglomerates : 3.20%
General Electric Company	484,260	$10,198,516
Machinery : 1.41%
Dover Corporation	31,479	1,832,707
Eaton Corporation «	56,576	2,671,519

		4,504,226
Road & Rail : 1.02%
Norfolk Southern Corporation	52,939	3,247,808
Information Technology : 5.69%

Communications Equipment : 1.35%
Cisco Systems Incorporated	251,845	4,316,623
Computers & Peripherals : 2.01%
Apple Incorporated	4,923	2,929,677
EMC Corporation †	99,444	2,428,422
Hewlett-Packard Company	74,601	1,033,224

		6,391,323
Internet Software & Services : 0.42%
Google Incorporated Class A †	1,983	1,347,984
IT Services : 0.85%
VeriFone Systems Incorporated †«	91,800	2,720,952
Semiconductors & Semiconductor Equipment : 1.06%
Maxim Integrated Products Incorporated	122,948	3,384,144
Materials : 2.63%

Chemicals : 1.06%
Ashland Incorporated	47,764	3,398,409
Metals & Mining : 1.57%
Alcoa Incorporated «	368,480	3,157,874
Cliffs Natural Resources Incorporated «	50,947	1,847,848

		5,005,722
Telecommunication Services : 2.46%

Diversified Telecommunication Services : 2.46%
AT&T Incorporated	171,230	5,922,846
Verizon Communications Incorporated	43,512	1,942,376

		7,865,222
Utilities : 6.54%

Electric Utilities : 2.16%
Duke Energy Corporation	40,901	2,686,787
Entergy Corporation «	57,881	4,201,003

		6,887,790
Multi-Utilities : 3.12%
Dominion Resources Incorporated	71,285	3,762,422

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Security name			Shares	Value

Multi-Utilities (continued)
NiSource Incorporated			243,672	$6,206,326

				9,968,748
Water Utilities : 1.26%
American Water Works Company Incorporated			108,977	4,003,812

Total Common Stocks (Cost $215,559,163)				270,582,245
			Principal
Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$601,741	180,522

Total Other (Cost $60,376)				180,522

Short-Term Investments : 15.12%
		Yield	Shares
Investment Companies : 15.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	8,019,390	8,019,390
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.22	40,156,549	40,156,549
Total Short-Term Investments (Cost $48,175,939)				48,175,939

Total investments in securities (Cost $263,795,478)*	114.44%			318,938,706

Other assets and liabilities, net	(14.44)			(40,255,348)
Total net assets	100.00%			$278,683,358

«	All or a portion of this security is on loan.
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
*	Cost for federal income tax purposes is $270,772,812 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,001,763
Gross unrealized depreciation	(2,835,869)

Net unrealized appreciation	$48,165,894

4

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Company Value Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$270,582,245	$0	$0	$270,582,245
Other	0	0	180,522	180,522

Short-term investments
Investment companies	8,019,390	40,156,549	0	48,175,939

	$278,601,635	$40,156,549	$180,522	$318,938,706

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 96.88%

Consumer Discretionary : 20.56%

Auto Components : 1.11%
Delphi Automotive plc †	257,900	$8,108,376
Automobiles : 0.98%
Tesla Motors Incorporated †«	253,900	7,142,207
Hotels, Restaurants & Leisure : 1.30%
Starbucks Corporation	207,230	9,511,857
Internet & Catalog Retail : 2.33%
Amazon.com Incorporated †	34,700	8,078,854
Expedia Incorporated	61,800	3,676,300
priceline.com Incorporated †	9,310	5,341,799

		17,096,953

Media : 3.62%
CBS Corporation Class B	203,690	6,599,556
Discovery Communications Incorporated †	148,558	8,138,007
Liberty Media Corporation †	105,674	11,800,616

		26,538,179

Multiline Retail : 3.35%
Dollar General Corporation †	328,231	15,958,591
Nordstrom Incorporated	150,900	8,566,593

		24,525,184

Specialty Retail : 5.71%
GNC Holdings Incorporated Class A	304,200	11,763,414
Limited Brands Incorporated	297,365	14,240,810
TJX Companies Incorporated	242,800	10,107,764
Ulta Salon Cosmetics & Fragrance Incorporated	62,303	5,745,583

		41,857,571

Textiles, Apparel & Luxury Goods : 2.16%
lululemon athletica incorporated †«	113,930	7,862,309
Under Armour Incorporated Class A †«	152,900	7,990,554

		15,852,863

Consumer Staples : 3.42%

Beverages : 0.17%
Constellation Brands Incorporated Class A †	35,029	1,243,803
Food & Staples Retailing : 1.59%
Whole Foods Market Incorporated	122,570	11,611,056
Food Products : 1.66%
Smart Balance Incorporated †«	220,800	2,627,520
The Hershey Company	138,400	9,528,840

		12,156,360

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security name	Shares	Value

Energy : 4.69%

Energy Equipment & Services : 1.02%
Schlumberger Limited	107,135	$7,449,097
Oil, Gas & Consumable Fuels : 3.67%
Pioneer Natural Resources Company	91,435	9,660,108
Plains Exploration & Production Company †	185,200	6,604,232
The Williams Companies Incorporated	303,800	10,629,962

		26,894,302

Financials : 4.29%

Capital Markets : 1.13%
Affiliated Managers Group Incorporated †	65,372	8,269,558
Consumer Finance : 1.33%
Capital One Financial Corporation	162,152	9,756,686
Real Estate Management & Development : 1.83%
CBRE Group Incorporated †	523,500	9,433,470
Realogy Holdings Corporation †«	111,372	3,958,161

		13,391,631

Health Care : 13.87%

Biotechnology : 6.00%
Alexion Pharmaceuticals Incorporated †	92,150	8,328,517
BioMarin Pharmaceutical Incorporated †«	148,070	5,484,513
Celgene Corporation †	147,900	10,844,028
Cubist Pharmaceuticals Incorporated †	125,100	5,366,790
Gilead Sciences Incorporated †	207,140	13,911,522

		43,935,370

Health Care Equipment & Supplies : 1.39%
Intuitive Surgical Incorporated †	18,800	10,193,736
Health Care Providers & Services : 1.04%
UnitedHealth Group Incorporated	136,100	7,621,600
Health Care Technology : 1.16%
Cerner Corporation †	111,605	8,503,185
Pharmaceuticals : 4.28%
Abbott Laboratories	175,805	11,518,744
Allergan Incorporated	123,400	11,096,128
Novo Nordisk A/S ADR «	54,345	8,710,960

		31,325,832

Industrials : 12.92%

Aerospace & Defense : 3.55%
Precision Castparts Corporation	76,000	13,153,320
Transdigm Group Incorporated	96,600	12,868,086

		26,021,406

Airlines : 1.57%
Copa Holdings SA	124,400	11,546,808

2

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Machinery : 2.46%
Chart Industries Incorporated †«	112,535	$7,966,353
Cummins Incorporated	107,160	10,028,033

		17,994,386
Professional Services : 0.29%
Verisk Analytics Incorporated Class A †	42,146	2,112,529
Road & Rail : 3.91%
Hertz Global Holdings Incorporated †	635,175	8,428,772
Kansas City Southern	251,695	20,251,380

		28,680,152
Trading Companies & Distributors : 1.14%
W.W. Grainger Incorporated «	41,327	8,323,671
Information Technology : 29.90%

Communications Equipment : 1.34%
QUALCOMM Incorporated	167,700	9,823,028
Computers & Peripherals : 8.34%
Apple Incorporated	95,100	56,594,010
Stratasys Incorporated †«	67,400	4,493,558

		61,087,568
Internet Software & Services : 8.61%
eBay Incorporated †	389,485	18,808,231
ExactTarget Incorporated †«	248,804	5,802,109
Google Incorporated Class A †	25,000	16,994,250
LinkedIn Corporation †«	74,400	7,955,592
Mercadolibre Incorporated	108,535	9,113,684
Rackspace Hosting Incorporated †	68,900	4,388,241

		63,062,107
IT Services : 4.02%
Gartner Incorporated †	45,096	2,092,905
Teradata Corporation †	111,000	7,582,410
Visa Incorporated Class A «	142,430	19,763,587

		29,438,902
Semiconductors & Semiconductor Equipment : 1.64%
Broadcom Corporation Class A	257,700	8,126,570
Mellanox Technologies Limited †«	51,200	3,940,864

		12,067,434
Software : 5.95%
BroadSoft Incorporated †«	198,192	7,574,898
CommVault Systems Incorporated †	167,700	10,476,219
Fortinet Incorporated †	369,529	7,157,777
Salesforce.com Incorporated †	37,000	5,401,260
TIBCO Software Incorporated †	120,750	3,044,108
VMware Incorporated †«	117,200	9,935,044

		43,589,306

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security name			Shares	Value

Materials : 3.75%

Chemicals : 3.75%
Airgas Incorporated			145,500	$12,945,135
Monsanto Company			169,100	14,554,433

				27,499,568
Telecommunication Services : 3.48%

Wireless Telecommunication Services : 3.48%
Crown Castle International Corporation †			196,500	13,116,375
SBA Communications Corporation Class A †«			186,102	12,399,976
				25,516,351

Total Common Stocks (Cost $584,226,036)				709,748,622

Short-Term Investments : 14.08%
		Yield
Investment Companies : 14.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.17%	22,130,968	22,130,968
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.22	81,039,158	81,039,158

Total Short-Term Investments (Cost $103,170,126)				103,170,126

Total investments in securities (Cost $687,396,162)*	110.96%			812,918,748

Other assets and liabilities, net	(10.96)			(80,319,778)
Total net assets	100.00%			$732,598,970

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $687,785,900 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$133,383,725
Gross unrealized depreciation	(8,250,877)

Net unrealized appreciation	$125,132,848

4

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Omega Growth Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$709,748,622	$0	$0	$709,748,622
Short-term investments
Investment companies	22,130,968	81,039,158	0	103,170,126

	$731,879,590	$81,039,158	$0	$812,918,748

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 94.95%

Consumer Discretionary : 19.52%

Auto Components : 0.29%
BorgWarner Incorporated †«	84,440	$5,557,841

Distributors : 0.51%
LKQ Corporation †	470,120	9,820,807

Hotels, Restaurants & Leisure : 3.47%
Chipotle Mexican Grill Incorporated †«	95,910	24,411,972
McDonald’s Corporation	211,070	18,320,876
Starbucks Corporation	530,300	24,340,770

		67,073,618

Internet & Catalog Retail : 2.84%
Amazon.com Incorporated †	136,660	31,817,181
priceline.com Incorporated †	40,030	22,968,013

		54,785,194

Multiline Retail : 4.29%
Dollar General Corporation †	358,500	17,430,270
Dollar Tree Incorporated †	1,145,600	45,675,072
Nordstrom Incorporated	348,980	19,811,595

		82,916,937

Specialty Retail : 6.57%
CarMax Incorporated †	943,070	31,828,613
Dick’s Sporting Goods Incorporated	514,510	25,725,500
GNC Holdings Incorporated Class A	622,540	24,073,622
Tractor Supply Company	383,030	36,862,807
Ulta Salon Cosmetics & Fragrance Incorporated	92,130	8,496,229

		126,986,771

Textiles, Apparel & Luxury Goods : 1.55%
lululemon athletica incorporated †«	255,330	17,620,323
Michael Kors Holdings Limited †	192,924	10,551,014
Under Armour Incorporated Class A †«	34,500	1,802,970

		29,974,307

Consumer Staples : 4.17%

Beverages : 0.60%
Monster Beverage Corporation †	259,020	11,570,423

Food & Staples Retailing : 3.02%
Costco Wholesale Corporation	137,720	13,555,780
Whole Foods Market Incorporated	473,650	44,868,865

		58,424,645

Personal Products : 0.55%
Estee Lauder Companies Incorporated Class A	170,900	10,530,858

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security name	Shares	Value

Energy : 5.81%

Energy Equipment & Services : 1.18%
National Oilwell Varco Incorporated	109,650	$8,081,205
Schlumberger Limited	212,510	14,775,820

		22,857,025

Oil, Gas & Consumable Fuels : 4.63%
Concho Resources Incorporated †	337,540	29,068,945
Continental Resources Incorporated †«	120,180	8,636,135
Energy XXI (Bermuda) Limited «	378,330	12,522,723
Pioneer Natural Resources Company «	370,750	39,169,738

		89,397,541

Financials : 3.49%

Capital Markets : 1.73%
Ameriprise Financial Incorporated	218,180	12,735,167
TD Ameritrade Holding Corporation	1,326,060	20,805,881

		33,541,048

Consumer Finance : 1.76%
American Express Company	537,240	30,069,323
Discover Financial Services	95,500	3,915,500

		33,984,823

Health Care : 14.50%

Biotechnology : 5.14%
Alexion Pharmaceuticals Incorporated †«	540,600	48,859,428
Biogen Idec Incorporated †	116,720	16,133,038
BioMarin Pharmaceutical Incorporated †«	125,000	4,630,000
Celgene Corporation †	205,550	15,070,926
Gilead Sciences Incorporated †	104,000	6,984,640
Onyx Pharmaceuticals Incorporated †«	46,800	3,667,248
Vertex Pharmaceuticals Incorporated †	80,190	3,868,366

		99,213,646

Health Care Equipment & Supplies : 2.37%
Covidien plc	369,430	20,300,179
Intuitive Surgical Incorporated †«	47,080	25,527,718

		45,827,897

Health Care Providers & Services : 1.69%
AmerisourceBergen Corporation	485,920	19,164,685
Catamaran Corporation †	287,540	13,560,386

		32,725,071

Health Care Technology : 1.78%
Cerner Corporation †«	450,280	34,306,833

Life Sciences Tools & Services : 1.65%
Mettler-Toledo International Incorporated †«	188,600	31,943,182

Pharmaceuticals : 1.87%
Allergan Incorporated	123,370	11,093,430

2

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Shares	Value

Pharmaceuticals (continued)
Shire plc ADR	237,390	$20,033,342
Watson Pharmaceuticals Incorporated †	58,130	4,996,274

		36,123,046

Industrials : 8.41%

Aerospace & Defense : 1.46%
Precision Castparts Corporation	67,740	11,723,762
United Technologies Corporation	210,480	16,451,117

		28,174,879

Air Freight & Logistics : 0.54%
United Parcel Service Incorporated Class B	144,440	10,580,230

Machinery : 1.85%
Danaher Corporation	299,780	15,507,619
Flowserve Corporation	74,720	10,123,813
Joy Global Incorporated «	162,800	10,166,860

		35,798,292

Road & Rail : 4.56%
Kansas City Southern	728,590	58,622,351
Norfolk Southern Corporation	118,090	7,244,822
Union Pacific Corporation	180,420	22,197,073

		88,064,246

Information Technology : 35.76%

Communications Equipment : 2.71%
Cisco Systems Incorporated	1,002,190	17,177,537
Palo Alto Networks Incorporated †«	88,386	4,859,462
QUALCOMM Incorporated	516,430	30,249,887

		52,286,886

Computers & Peripherals : 9.38%
Apple Incorporated	251,590	149,721,209
EMC Corporation †	1,292,500	31,562,850

		181,284,059

Internet Software & Services : 9.74%
eBay Incorporated †	1,387,820	67,017,828
Google Incorporated Class A †	97,650	66,379,541
Mercadolibre Incorporated «	180,110	15,123,837
Rackspace Hosting Incorporated †	621,420	39,578,240

		188,099,446

IT Services : 7.85%
Alliance Data Systems Corporation †«	213,130	30,488,247
Cognizant Technology Solutions Corporation Class A †	912,810	60,838,787
MasterCard Incorporated Class A	83,630	38,547,576
Visa Incorporated Class A	157,690	21,881,064

		151,755,674

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security name			Shares	Value

Semiconductors & Semiconductor Equipment : 2.74%
ASML Holding NV «			9,000	$494,730
Avago Technologies Limited			204,690	6,760,911
Linear Technology Corporation			215,750	6,744,345
Maxim Integrated Products Incorporated			434,580	11,961,815
Microchip Technology Incorporated «			858,100	26,901,435

				52,863,236

Software : 3.34%
Citrix Systems Incorporated †			256,770	15,870,954
Fortinet Incorporated †			1,024,100	19,836,817
Red Hat Incorporated †			221,710	10,901,481
Salesforce.com Incorporated †«			71,680	10,463,846
VMware Incorporated †			88,280	7,483,496

				64,556,594

Materials : 3.29%

Chemicals : 3.29%
Airgas Incorporated			115,420	10,268,917
Monsanto Company			249,140	21,443,480
Praxair Incorporated			299,580	31,818,385

				63,530,782

Total Common Stocks (Cost $1,556,044,058)				1,834,555,837

Investment Companies : 1.19%
iShares Russell 1000 Growth			355,100	22,992,725

Total Investment Companies (Cost $23,082,104)				22,992,725

			Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,244,360	373,308

Total Other (Cost $124,854)				373,308

		Yield	Shares
Short-Term Investments : 12.57%

Investment Companies : 12.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.17%	73,601,466	73,601,466
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.22	169,258,084	169,258,084

Total Short-Term Investments (Cost $242,859,550)				242,859,550

Total investments in securities (Cost $1,822,110,566)*	108.73%			2,100,781,420

Other assets and liabilities, net	(8.73)			(168,727,714)

Total net assets	100.00%			$1,932,053,706

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

4

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,826,744,793 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$298,652,703
Gross unrealized depreciation	(24,616,076)

Net unrealized appreciation	$274,036,627

5

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a domestic or foreign securities exchange are valued at the official closing price or, if none, the last sales price, with the exception of securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) which are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,834,555,837	$0	$0	$1,834,555,837
Investment companies	22,992,725	0	0	22,992,725

Other	0	0	373,308	373,308

Short-term investments
Investment companies	73,601,466	169,258,084	0	242,859,550

	$1,931,150,028	$169,258,084	$373,308	$2,100,781,420

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Treasury Debt : 107.07%
U.S. Treasury Bill (z)	0.09%	1-3-13	$583,940,000	$583,850,584
U.S. Treasury Bill (z)	0.10	11-15-12	354,330,000	354,315,159
U.S. Treasury Bill (z)	0.10	11-8-12	415,655,000	415,646,918
U.S. Treasury Bill (z)	0.10	11-23-12	567,850,000	567,814,021
U.S. Treasury Bill (z)	0.10	12-6-12	560,670,000	560,614,524
U.S. Treasury Bill (z)	0.10	12-13-12	650,000,000	649,923,691
U.S. Treasury Bill (z)	0.10	12-20-12	650,000,000	649,910,864
U.S. Treasury Bill (z)	0.10	1-24-13	650,000,000	649,846,309
U.S. Treasury Bill (z)	0.11	1-10-13	650,000,000	649,865,712
U.S. Treasury Bill (z)	0.11	11-1-12	605,720,000	605,720,000
U.S. Treasury Bill (z)	0.11	11-29-12	650,000,000	649,944,690
U.S. Treasury Bill (z)	0.11	1-17-13	550,000,000	549,873,539
U.S. Treasury Bill (z)	0.11	12-27-12	650,000,000	649,887,610
U.S. Treasury Bill (z)	0.12	1-31-13	750,000,000	749,762,072
U.S. Treasury Note	0.50	11-30-12	173,000,000	173,046,004
U.S. Treasury Note	0.63	12-31-12	30,000,000	30,022,553
U.S. Treasury Note	0.63	2-28-13	120,000,000	120,191,257
U.S. Treasury Note	0.75	3-31-13	19,880,000	19,928,416
U.S. Treasury Note	1.13	12-15-12	120,000,000	120,137,376
U.S. Treasury Note	1.38	11-15-12	445,000,000	445,209,508
U.S. Treasury Note	1.38	1-15-13	115,000,000	115,283,559
U.S. Treasury Note	1.38	2-15-13	50,000,000	50,175,810
U.S. Treasury Note	1.75	4-15-13	18,526,000	18,659,358
U.S. Treasury Note	2.50	3-31-13	110,000,000	111,060,122
U.S. Treasury Note	2.88	1-31-13	200,000,000	201,353,693
U.S. Treasury Note	3.13	4-30-13	40,000,000	40,587,798
U.S. Treasury Note	3.38	11-30-12	26,000,000	26,066,352

Total Treasury Debt (Cost $9,758,697,499)				9,758,697,499

Total investments in securities (Cost $9,758,697,499)*	107.07%			9,758,697,499

Other assets and liabilities, net	(7.07)			(644,100,753)

Total net assets	100.00%			$9,114,596,746

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

1

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.88%

California : 94.44%

Other : 1.28%
California State Tax-Exempt Commercial Paper Notes Series 2011-A-2 (GO, GO)	0.18%	12-5-12	$20,000,000	$20,000,000

Other Municipal Debt : 5.23%
Golden State Tobacco Securitization Corporation California Asset-Backed Series A-3 (Tobacco Revenue)	7.88	6-1-42	1,005,000	1,049,691
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue)	6.75	6-1-39	30,210,000	31,359,564
Los Angeles CA DW&P (Water & Sewer Revenue)	4.00	7-1-13	8,105,000	8,309,466
Los Angeles CA Schools Pooled Financing Series B-1 (Education Revenue, GO of Participants Insured)	2.00	11-30-12	10,000,000	10,013,812
San Diego CA Unified School District Series A-1 (Education Revenue)	2.00	1-31-13	10,000,000	10,044,854
San Diego County CA School District Series B-1 (Education Revenue, GO of Participants Insured)	2.00	1-31-13	15,380,000	15,446,628
San Diego County CA School District Series B-2 (Education Revenue, GO of Participants Insured)	2.00	4-30-13	5,440,000	5,485,491

				81,709,506

Variable Rate Demand Notes ø: 87.93%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.20	7-1-38	14,950,000	14,950,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.25	6-1-29	4,760,000	4,760,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.20	9-1-33	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.20	4-1-35	1,640,000	1,640,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.20	4-1-36	6,660,000	6,660,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.31	5-15-35	1,535,000	1,535,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	7-15-33	6,000,000	6,000,000
Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)	0.17	4-1-47	7,550,000	7,550,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.19	4-1-47	20,810,000	20,810,000
Branch Banking & Trust Municipal Trust Series 2049 (GO, FSA Insured, Branch Banking & Trust LIQ)	0.23	2-1-27	9,780,000	9,780,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue, Bank of America NA LOC)	0.24	10-1-20	25,330,000	25,330,000
California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	7-1-27	7,255,000	7,255,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	7-1-27	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	11-1-36	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	9-1-40	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.20	11-1-40	31,995,000	31,995,000
California CDA Health Facility Community Monterey Peninsula Series B (Health Revenue, U.S. Bank NA LOC)	0.19	6-1-33	13,000,000	13,000,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.26	11-1-31	6,775,000	6,775,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.18%	12-1-36	$11,995,000	$11,995,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.22	8-1-45	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	4-15-35	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	10-15-30	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-40	10,620,000	10,620,000
California CDA MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.29	5-15-18	22,950,000	22,950,000
California CDA MFHR PUTTER Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)	0.37	5-15-18	1,300,000	1,300,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-37	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.21	3-1-31	24,160,000	24,160,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	10-15-30	6,440,000	6,440,000
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.44	8-1-33	1,645,000	1,645,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-37	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	5-1-27	5,665,000	5,665,000
California CDA Sutter Health Series A (Health Revenue, AMBAC Insured) 144A	0.21	8-15-38	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse Bank LIQ) 144A	0.21	11-15-48	25,422,423	25,422,423
California CDA Sutter Health Series C (Health Revenue, FSA Insured, CitiBank NA LIQ) 144A	0.22	8-15-32	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, CitiBank NA LOC)	0.30	6-1-36	1,145,000	1,145,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.22	11-1-35	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	11-15-39	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	11-15-35	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	11-15-35	3,605,000	3,605,000
California DWR Series 3019 (Water & Sewer Revenue, JPMorgan Chase Bank LIQ)	0.22	6-1-16	4,885,000	4,885,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.18	10-1-22	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.22	11-1-33	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.20	8-1-39	13,790,000	13,790,000
California HFFA California Presbyterian Homes (Health Revenue, Union Bank NA LOC)	0.21	7-1-34	22,400,000	22,400,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.18	3-1-47	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-35	500,000	500,000
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-33	35,000,000	35,000,000
California HFFA Scripps Health Series C (Health Revenue)	0.16	10-1-42	18,500,000	18,500,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.18	10-1-40	8,000,000	8,000,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.24	7-1-41	23,700,000	23,700,000

2

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California Infrastructure & Economic Development Bank (Miscellaneous Revenue)	0.25%	12-1-35	$1,400,000	$1,400,000
California Infrastructure & Economic Development Bank American National Red Cross (Housing Revenue, U.S. Bank NA LOC)	0.20	9-1-34	8,500,000	8,500,000
California Infrastructure & Economic Development Bank Le Lycee Francais de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.21	9-1-36	2,815,000	2,815,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.20	12-1-40	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	1-1-37	2,150,000	2,150,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.19	6-1-25	6,300,000	6,300,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.24	4-1-42	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.19	8-1-37	20,700,000	20,700,000
California Municipal Finance Authority San Francisco Planning Project (IDR, Pacific Capital Bank NA LOC)	0.19	12-1-42	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series F (Utilities Revenue, JPMorgan Chase Bank LOC)	0.21	11-1-26	20,000,000	20,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.28	11-1-26	4,600,000	4,600,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	5-1-28	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	11-1-27	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.25	8-1-18	10,100,000	10,100,000
California Series A Sub Series A-1-2 (GO, Royal Bank of Canada LOC)	0.19	5-1-40	9,650,000	9,650,000
California State Series 4265 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	5-30-13	30,000,000	30,000,000
California Statewide CDA Sweep Loan Program Series A (Health Revenue, U.S. Bank NA LOC)	0.20	8-1-35	15,000,000	15,000,000
Central Basin California Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	8-1-37	12,315,000	12,315,000
Contra Costa CA Transportation Authority RBC Municipal Products Incorporated Trust Certificates Series E-17 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.21	3-1-34	24,785,000	24,785,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-1-23	11,000,000	11,000,000
East Bay California MUD Water System Series A-1 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.18	6-1-38	34,385,000	34,385,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue, U.S. Bank NA SPA)	0.21	7-1-23	10,400,000	10,400,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	7-1-30	10,000	10,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	12-1-13	2,170,000	2,170,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	8-1-32	10,170,000	10,170,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	7-1-35	10,430,000	10,430,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.36	6-1-45	21,290,000	21,290,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured, CitiBank NA LIQ)	0.60	6-1-35	17,645,000	17,645,000
Hesperia CA COP Civic Plaza Financing (Miscellaneous Revenue, Bank of America NA LOC)	0.30	10-1-34	12,415,000	12,415,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.22%	3-1-28	$6,620,000	$6,620,000
Irvine CA Improvement Bond Act 1915 Reassessment District #85-7 Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC)	0.24	9-2-32	6,000,000	6,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	2-15-31	6,100,000	6,100,000
Las Virgenes CA Unified School District Series A Austin Trust Bank of America Certificates Series 2008 3044X (Tax Revenue, FSA Insured, Bank of America NA LIQ)	0.27	8-1-31	6,665,000	6,665,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue, JPMorgan Chase Bank LIQ) 144A	0.27	11-15-25	8,000,000	8,000,000
Los Angeles CA Community College District RBC Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.20	8-1-33	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	12-15-34	6,290,000	6,290,000
Los Angeles CA DW&P Waterworks Sub Series B-2 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.25	7-1-35	10,100,000	10,100,000
Los Angeles CA IDA Megatoys Project (Miscellaneous Revenue, East West Bank LOC)	0.24	7-1-31	3,000,000	3,000,000
Los Angeles CA International Airport JPMorgan Chase PUTTER/DRIVER Trust Series 4174 (Airport Revenue, JPMorgan Chase Bank LIQ) 144A	0.27	11-15-16	9,000,000	9,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.22	7-1-27	3,540,000	3,540,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	24,420,000	24,420,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, CitiBank (West) FSB LOC)	0.21	8-15-30	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.23	10-1-42	10,375,000	10,375,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, AMBAC Insured)	0.23	1-1-31	29,105,000	29,105,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-24	1,475,000	1,475,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.20	9-1-33	42,935,000	42,935,000
Newport Beach CA Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.18	12-1-40	12,500,000	12,500,000
Oakland CA Joint Powers Financing Authority Revenue Series A (Housing Revenue, CitiBank NA LOC)	0.28	7-1-33	15,215,000	15,215,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.20	3-1-49	2,350,000	2,350,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.25	4-1-26	500,000	500,000
Riverside CA Community College District Election 2004 Series C Austin Trust Bank of America Certificates Series 2008-3312 (GO, FSA-CR/NATL-RE Insured, Bank of America NA LIQ)	0.37	8-1-32	6,920,000	6,920,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	5-1-42	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	9-15-35	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	2-15-33	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	8-1-34	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	12-1-22	7,400,000	7,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	9-15-36	5,205,000	5,205,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	5-1-26	7,000,000	7,000,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	5-15-29	6,115,000	6,115,000

4

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.31%	2-15-27	$1,500,000	$1,500,000
San Diego CA Community College District RBC Municipal Products Incorporated Trust Certificates Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.20	8-1-19	11,000,000	11,000,000
San Diego County CA Burnham Institute (Miscellaneous Revenue, Bank of America NA LOC)	0.24	11-1-30	4,425,000	4,425,000
San Diego County CA Housing Authority MFHR Studio 15 Series B (Housing Revenue, CitiBank NA LOC)	0.22	10-1-39	5,315,000	5,315,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.18	4-1-38	26,930,000	26,930,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured, JPMorgan Chase Bank LIQ)	0.22	5-1-13	1,545,000	1,545,000
San Francisco CA City & County Airports Commission Second Series 36C (Airport Revenue, U.S. Bank NA LOC)	0.22	5-1-26	14,070,000	14,070,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.24	11-1-36	18,660,000	18,660,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-32	2,640,000	2,640,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.26	8-1-36	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	12-1-17	47,500,000	47,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, CitiBank NA LOC)	0.26	12-1-33	1,325,000	1,325,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, CitiBank NA LOC)	0.30	11-1-33	7,925,000	7,925,000
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	7-15-35	8,000,000	8,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-32	1,120,000	1,120,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.18	4-1-36	30,660,000	30,660,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.18	6-1-26	12,150,000	12,150,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.26	5-1-40	3,120,000	3,120,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	9-1-19	24,800,000	24,800,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.21	7-1-36	25,715,000	25,715,000
Sweetwater CA Union High School District ROC RR-II-R-11484 (GO, FSA Insured, CitiBank NA LIQ)	0.41	2-1-13	10,100,000	10,100,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.23	7-1-33	2,445,000	2,445,000
Vallejo CA Housing Authority Multi-Family Mortgage Refunding (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-22	885,000	885,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.22	12-1-38	7,515,000	7,515,000

				1,374,897,423

Other : 0.77%

Variable Rate Demand Notes ø: 0.77%
FHLMC Multi-Family Certificates (Housing Revenue)	0.27	11-15-34	10,059,480	10,059,480
FHLMC Multi-Family Certificates (Housing Revenue)	0.27	8-15-45	2,036,157	2,036,157

				12,095,637

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET

Security name		Interest rate	Maturity date	Principal	Value

Puerto Rico : 4.67%

Variable Rate Demand Notes ø: 4.67%
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Transportation Revenue, AGC-ICC/CIFG Insured, Morgan Stanley Bank LIQ)		0.27%	7-1-41	$26,760,000	$26,760,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)		0.20	7-1-28	10,000,000	10,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue, CitiBank NA LIQ) 144A		0.23	12-1-47	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11779 (Tax Revenue, CitiBank NA LIQ) 144A		0.23	12-1-47	6,000,000	6,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC-CR/FGIC Insured, CitiBank NA LIQ) 144A		0.23	2-1-16	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue, Credit Suisse Bank LIQ) 144A		0.21	8-1-57	9,995,000	9,995,000

					73,005,000

Total Municipal Obligations (Cost $1,561,707,566)					1,561,707,566

Total investments in securities (Cost $1,561,707,566)*	99.88%				1,561,707,566
Other assets and liabilities, net	0.12				1,822,796

Total net assets	100.00%				$1,563,530,362

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

6

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 21.83%
ANZ National Limited	0.23%	11-8-12	$5,000,000	$5,000,047
Banco Del Estado De Chile	0.20	11-5-12	35,000,000	35,000,000
Banco Del Estado De Chile	0.26	1-4-13	41,000,000	41,000,000
Bank of Montreal	0.19	12-31-12	75,000,000	75,000,000
Bank of Montreal	0.20	1-15-13	40,000,000	40,000,000
Bank of Montreal	0.27	3-25-13	47,000,000	47,000,000
Bank of New York	0.15	11-1-12	246,100,000	246,100,000
Bank of Nova Scotia ±	0.41	12-14-12	11,000,000	11,002,680
Bank of Tokyo-Mitsubishi LLC	0.18	11-1-12	3,750,000	3,750,000
Bank of Tokyo-Mitsubishi LLC	0.18	11-6-12	146,000,000	146,000,000
Barclays Bank plc ±	0.84	3-15-13	149,000,000	149,000,000
Barclays Bank plc ±	0.84	6-28-13	45,000,000	45,000,000
Barclays Bank plc ±	0.96	9-30-13	45,000,000	45,000,000
Canadian Imperial Bank ±	0.72	6-3-13	12,000,000	12,021,783
CBA Delaware Finance Incorporated	0.23	11-7-12	25,000,000	25,000,083
DNB Nor Bank ASA	0.28	1-14-13	74,000,000	74,000,000
DNB Nor Bank ASA	0.30	1-7-13	50,000,000	50,001,857
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-8-13	65,000,000	65,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-9-13	35,000,000	35,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-10-13	25,000,000	25,000,000
Mizuho Corporate Bank Limited	0.23	11-13-12	25,000,000	24,999,416
National Australia Bank Limited	0.24	11-13-12	20,000,000	20,000,399
National Australia Bank Limited	0.33	1-18-13	12,000,000	12,002,615
National Bank of Kuwait	0.19	11-1-12	72,000,000	72,000,000
Nordea Bank plc	0.24	12-7-12	8,000,000	8,000,239
Norinchukin Bank	0.17	11-2-12	159,000,000	159,000,000
Norinchukin Bank	0.17	11-5-12	125,000,000	125,000,000
Norinchukin Bank	0.39	1-11-13	3,000,000	3,000,532
Oversea-Chinese Banking Corporation Limited	0.23	12-28-12	12,000,000	12,000,000
Oversea-Chinese Banking Corporation Limited	0.24	12-3-12	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Limited	0.24	12-5-12	12,000,000	12,000,000
Royal Bank of Canada ±	0.36	7-26-13	75,000,000	75,000,000
Royal Bank of Canada ±	0.49	8-12-13	80,000,000	80,000,000
Royal Bank of Canada ±	0.49	8-6-13	30,000,000	30,000,000
Royal Bank of Canada ±	0.76	12-17-12	53,000,000	53,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	193,000,000	193,000,000
State Street Bank & Trust	0.20	1-14-13	60,000,000	60,000,000
State Street Bank & Trust	0.20	1-17-13	50,000,000	50,000,000
State Street Bank & Trust	0.20	1-18-13	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-9-13	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-10-13	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-11-13	43,000,000	43,000,000
Sumitomo Mitsui Banking Corporation	0.30	12-19-12	20,000,000	20,001,331
Svenska Handlesbanken	0.17	11-1-12	219,000,000	219,000,000
Svenska Handlesbanken	0.24	12-17-12	12,000,000	11,999,847
Swedbank	0.31	11-9-12	25,000,000	25,000,000
Toronto-Dominion Bank	0.17	11-6-12	49,000,000	49,000,000
Toronto-Dominion Bank	0.19	12-28-12	61,000,000	61,000,000
Toronto-Dominion Bank	0.29	2-4-13	85,000,000	85,000,000
Toronto-Dominion Bank ±	0.31	7-26-13	36,000,000	36,000,000
Toronto-Dominion Bank ±	0.32	10-21-13	50,000,000	50,000,000
Toronto-Dominion Bank	0.40	9-13-13	45,000,000	45,000,000

Total Certificates of Deposit (Cost $2,924,880,829)				2,924,880,829

Commercial Paper : 46.57%

Asset-Backed Commercial Paper : 22.44%
Anglesea Funding LLC 144A(z)	0.35	11-2-12	27,000,000	26,999,738
Anglesea Funding LLC 144A(z)	0.35	11-7-12	30,000,000	29,998,250
CAFCO LLC 144A(z)	0.23	11-27-12	20,000,000	19,996,678
CAFCO LLC 144A(z)	0.25	11-29-12	15,000,000	14,997,083
CAFCO LLC 144A(z)	0.32	11-2-12	35,000,000	34,999,689
Charta LLC 144A(z)	0.23	11-21-12	25,000,000	24,996,806
Charta LLC 14 4A(z)	0.23	11-27-12	40,000,000	39,993,356

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Charta LLC 144A(z)	0.25%	12-7-12	$40,000,000	$39,990,000
Charta LLC 144A(z)	0.32	11-2-12	30,000,000	29,999,733
Ciesco LLC 144A(z)	0.30	11-5-12	18,000,000	17,999,400
Ciesco LLC 144A(z)	0.32	11-6-12	21,000,000	20,999,067
Collateralized Commercial Paper Company LLC (z)	0.36	2-20-13	155,000,000	154,827,950
Collateralized Commercial Paper Company LLC (z)	0.38	1-28-13	86,000,000	85,920,116
Concord Minutemen Capital Company 144A(z)	0.37	11-6-12	24,000,000	23,998,767
CRC Funding LLC 144A(z)	0.25	12-6-12	20,000,000	19,995,139
Crown Point Capital Company 144A(z)	0.27	11-5-12	38,000,000	37,998,860
Fairway Finance Corporation 144A±	0.25	11-9-12	8,107,000	8,107,053
Gotham Funding Corporation 144A(z)	0.21	11-5-12	23,000,000	22,999,463
Gotham Funding Corporation 144A(z)	0.21	11-6-12	20,473,000	20,472,403
Gotham Funding Corporation 144A(z)	0.21	11-9-12	4,000,000	3,999,813
Gotham Funding Corporation 144A(z)	0.21	11-14-12	15,000,000	14,998,863
Gotham Funding Corporation 144A(z)	0.21	11-27-12	29,000,000	28,995,602
Gotham Funding Corporation 144A(z)	0.21	11-26-12	50,000,000	49,992,708
Gotham Funding Corporation 144A(z)	0.26	1-8-13	37,000,000	36,981,829
Gotham Funding Corporation 144A(z)	0.27	1-3-13	28,000,000	27,986,770
Govco LLC 144A(z)	0.29	11-26-12	30,000,000	29,993,958
Govco LLC 144A(z)	0.29	11-27-12	26,000,000	25,994,554
Govco LLC 144A(z)	0.32	11-1-12	40,000,000	40,000,000
Govco LLC 144A(z)	0.32	11-7-12	30,000,000	29,998,400
Govco LLC 144A(z)	0.34	11-20-12	65,840,000	65,828,185
Legacy Capital Company 144A(z)	0.40	1-18-13	30,000,000	29,974,000
Legacy Capital Company 144A(z)	0.48	11-7-12	64,000,000	63,994,880
Lexington Parker Capital Company LLC 144A(z)	0.40	1-18-13	60,000,000	59,948,000
Lexington Parker Capital Company LLC 144A(z)	0.48	11-9-12	64,000,000	63,993,173
Liberty Funding LLC 144A(z)	0.19	11-1-12	13,000,000	13,000,000
Liberty Funding LLC 144A(z)	0.19	11-2-12	25,000,000	24,999,868
Liberty Funding LLC 144A(z)	0.19	11-9-12	10,000,000	9,999,578
Liberty Funding LLC 144A(z)	0.20	11-26-12	50,000,000	49,993,056
Liberty Funding LLC 144A(z)	0.20	11-27-12	25,000,000	24,996,389
Liberty Funding LLC 144A(z)	0.22	11-15-12	44,000,000	43,996,236
Liberty Funding LLC 144A(z)	0.22	12-12-12	10,000,000	9,997,494
Liberty Funding LLC 144A(z)	0.22	12-17-12	4,000,000	3,998,876
Liberty Funding LLC 144A(z)	0.22	1-16-13	17,000,000	16,992,104
Liberty Funding LLC 144A(z)	0.22	1-23-13	50,000,000	49,974,639
Liberty Funding LLC 144A(z)	0.23	11-13-12	38,000,000	37,997,087
Manhattan Asset Funding LLC 144A(z)	0.25	12-18-12	20,000,000	19,993,472
Market Street Funding Corporation 144A(z)	0.35	11-1-12	27,000,000	27,000,000
MetLife Short Term Funding 144A(z)	0.24	11-5-12	34,000,000	33,999,093
MetLife Short Term Funding 144A(z)	0.24	12-18-12	7,000,000	6,997,807
MetLife Short Term Funding 144A±	0.81	12-7-12	13,000,000	13,007,661
Old Line Funding LLC 144A(z)	0.20	12-3-12	20,000,000	19,996,444
Old Line Funding LLC 144A(z)	0.20	12-4-12	10,000,000	9,998,167
Old Line Funding LLC 144A(z)	0.20	12-5-12	27,000,000	26,994,900
Old Line Funding LLC 144A(z)	0.20	12-10-12	30,000,000	29,993,500
Old Line Funding LLC 144A(z)	0.24	1-23-13	25,000,000	24,986,167
Old Line Funding LLC 144A(z)	0.35	2-8-13	31,000,000	30,970,163
Regency Markets No.1 LLC 144A(z)	0.21	11-14-12	30,000,000	29,997,725
Regency Markets No.1 LLC 144A(z)	0.21	11-15-12	10,000,000	9,999,183
Regency Markets No.1 LLC 144A(z)	0.21	11-20-12	30,000,000	29,996,675
Regency Markets No.1 LLC 144A(z)	0.21	11-26-12	30,000,000	29,995,625
Salisbury Receivables Company 144A(z)	0.30	12-7-12	12,000,000	11,996,400
Salisbury Receivables Company 144A(z)	0.31	12-5-12	13,000,000	12,996,194
Salisbury Receivables Company 144A(z)	0.33	11-7-12	9,000,000	8,999,505
Salisbury Receivables Company 144A(z)	0.39	1-15-13	15,000,000	14,987,813
Sheffield Receivables Corporation 144A(z)	0.25	1-17-13	35,000,000	34,981,285
Sheffield Receivables Corporation 144A(z)	0.30	12-7-12	12,000,000	11,996,400
Sheffield Receivables Corporation 144A(z)	0.33	11-7-12	5,000,000	4,999,725
Sheffield Receivables Corporation 144A(z)	0.36	2-6-13	13,000,000	12,987,390
Sheffield Receivables Corporation 144A(z)	0.39	1-7-13	10,000,000	9,992,742
Sheffield Receivables Corporation 144A(z)	0.39	1-8-13	19,000,000	18,986,003
Sheffield Receivables Corporation 144A(z)	0.39	1-9-13	10,000,000	9,992,525
Sheffield Receivables Corporation 144A(z)	0.39	1-11-13	18,000,000	17,986,155

2

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Straight-A Funding LLC 144A(z)	0.18%	12-4-12	$10,000,000	$9,998,350
Straight-A Funding LLC 144A(z)	0.18	1-14-13	78,000,000	77,971,140
Straight-A Funding LLC 144A(z)	0.18	1-15-13	45,000,000	44,983,125
Straight-A Funding LLC 144A(z)	0.18	1-16-13	83,000,000	82,968,460
Straight-A Funding LLC 144A(z)	0.18	1-22-13	60,408,000	60,383,233
Straight-A Funding LLC 144A(z)	0.18	1-23-13	20,000,000	19,991,700
Surrey Funding Corporation 144A(z)	0.36	2-7-13	10,000,000	9,990,200
Surrey Funding Corporation 144A(z)	0.37	1-30-13	20,000,000	19,981,500
Sydney Capital Corporation 144A(z)	0.30	11-14-12	14,000,000	13,998,483
Sydney Capital Corporation 144A(z)	0.30	12-13-12	27,000,000	26,990,550
Sydney Capital Corporation 144A(z)	0.30	12-14-12	27,000,000	26,990,325
Sydney Capital Corporation 144A(z)	0.30	12-18-12	10,000,000	9,996,083
Thunder Bay Funding LLC 144A(z)	0.20	11-20-12	42,000,000	41,995,567
Thunder Bay Funding LLC 144A(z)	0.20	12-3-12	14,000,000	13,997,511
Thunder Bay Funding LLC 144A(z)	0.20	12-4-12	30,094,000	30,088,483
Thunder Bay Funding LLC 144A(z)	0.20	12-5-12	19,000,000	18,996,411
Thunder Bay Funding LLC 144A(z)	0.20	12-14-12	17,685,000	17,680,775
Thunder Bay Funding LLC 144A(z)	0.20	12-17-12	23,000,000	22,994,122
Thunder Bay Funding LLC 144A(z)	0.20	12-20-12	9,000,000	8,997,550
Thunder Bay Funding LLC 144A(z)	0.24	1-23-13	20,000,000	19,988,933
Thunder Bay Funding LLC 144A(z)	0.35	2-1-13	12,000,000	11,989,267
Thunder Bay Funding LLC 144A(z)	0.35	2-7-13	28,000,000	27,973,322
Victory Receivables 144A(z)	0.21	11-2-12	60,000,000	59,999,650
Victory Receivables 144A(z)	0.21	11-13-12	10,000,000	9,999,300
Victory Receivables 144A(z)	0.21	11-14-12	5,000,000	4,999,621
Victory Receivables 144A(z)	0.21	11-19-12	50,000,000	49,994,750
Victory Receivables 144A(z)	0.21	11-20-12	40,000,000	39,995,567
Victory Receivables 144A(z)	0.21	11-26-12	22,000,000	21,996,792
Victory Receivables 144A(z)	0.23	11-9-12	50,000,000	49,997,444
Victory Receivables 144A(z)	0.26	1-11-13	30,000,000	29,984,617
Victory Receivables 144A(z)	0.27	1-4-13	15,000,000	14,992,800
White Point Funding Incorporated 144A(z)	0.34	11-7-12	10,000,000	9,999,433
White Point Funding Incorporated 144A(z)	0.52	11-19-12	9,000,000	8,997,660
Working Capital Management Company 144A(z)	0.22	11-1-12	10,000,000	10,000,000
Working Capital Management Company 144A(z)	0.22	11-2-12	25,000,000	24,999,847
Working Capital Management Company 144A(z)	0.27	11-29-12	3,000,000	2,999,370

				3,006,646,273

Financial Company Commercial Paper : 21.71%
ANZ National Limited 144A(z)	0.24	12-5-12	50,000,000	49,988,667
ASB Finance Limited 144A±	0.42	4-8-13	37,000,000	37,000,000
ASB Finance Limited 144A±	0.50	2-25-13	56,000,000	56,000,000
ASB Finance Limited 144A±	0.54	7-23-13	45,000,000	45,000,000
ASB Finance Limited 144A±	0.54	9-5-13	30,000,000	30,000,000
ASB Finance Limited 144A±	0.56	9-3-13	20,000,000	20,000,000
ASB Finance Limited 144A±	0.56	8-29-13	20,000,000	20,000,000
Banco De Credito E Inversiones 144A(z)	0.45	11-9-12	55,000,000	54,994,500
Barclays Bank plc 144A(z)	0.30	1-22-13	17,000,000	16,988,383
Barclays Bank plc 144A(z)	0.30	1-28-13	61,000,000	60,955,267
BNZ International Funding Limited 144A(z)	0.24	12-6-12	25,000,000	24,994,167
BNZ International Funding Limited 144A±	0.41	11-1-13	45,000,000	45,000,000
BNZ International Funding Limited 144A±	0.45	10-2-13	45,000,000	45,000,000
BNZ International Funding Limited 144A±	0.49	2-28-13	11,000,000	11,000,042
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	11-20-12	25,000,000	24,997,493
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-20-12	30,000,000	29,991,833
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	12-17-12	13,000,000	12,996,512
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-6-12	32,000,000	31,999,022
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-7-12	40,000,000	39,998,533
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-16-12	35,000,000	34,996,792
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-6-12	10,000,000	9,997,861
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-27-12	23,000,000	22,992,129
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-17-13	14,000,000	13,993,412
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	11-8-12	18,000,000	17,999,195
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	1-4-13	3,000,000	2,998,773

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Commonwealth Bank of Australia 144A(z)	0.21%	1-16-13	$30,000,000	$29,986,700
Commonwealth Bank of Australia 144A(z)	0.23	1-23-13	45,000,000	44,976,656
CPPIB Capital Incorporated 144A(z)	0.17	11-20-12	111,000,000	110,990,041
CPPIB Capital Incorporated 144A(z)	0.17	11-21-12	94,000,000	93,991,122
CPPIB Capital Incorporated 144A(z)	0.17	1-15-13	53,000,000	52,981,229
CPPIB Capital Incorporated 144A(z)	0.20	12-27-12	25,000,000	24,992,222
Credit Suisse New York (z)	0.24	11-13-12	20,000,000	19,998,400
Credit Suisse New York (z)	0.24	11-20-12	35,000,000	34,995,567
Credit Suisse New York (z)	0.24	11-29-12	35,000,000	34,993,467
DNB Nor Bank ASA 144A(z)	0.23	12-21-12	27,000,000	26,991,375
DNB Nor Bank ASA 144A(z)	0.27	1-11-13	40,000,000	39,978,700
DNB Nor Bank ASA 144A(z)	0.30	1-22-13	35,000,000	34,976,482
DNB Nor Bank ASA 144A±	0.52	9-20-13	70,000,000	70,000,000
General Electric Capital Company (z)	0.23	12-27-12	50,000,000	49,982,111
General Electric Capital Company (z)	0.28	12-26-12	61,000,000	60,973,906
General Electric Capital Company (z)	0.28	12-28-12	60,000,000	59,973,400
HSBC Bank plc 144A±	0.47	10-15-13	60,000,000	60,000,000
HSBC Bank plc 144A±	0.49	10-1-13	60,000,000	60,000,000
JPMorgan Chase & Company ±	0.37	3-6-13	43,000,000	43,000,000
Nationwide Building Society 144A(z)	0.42	12-5-12	80,000,000	79,968,267
Nationwide Building Society 144A(z)	0.42	12-6-12	14,000,000	13,994,283
Nationwide Building Society 144A(z)	0.42	12-12-12	38,000,000	37,981,823
Nationwide Building Society 144A(z)	0.42	12-19-12	37,000,000	36,979,280
Nationwide Building Society 144A(z)	0.45	1-11-13	25,000,000	24,977,813
Nationwide Building Society 144A(z)	0.55	4-4-13	20,000,000	19,952,944
Nordea North America (z)	0.23	1-16-13	37,000,000	36,982,034
Oversea-Chinese Banking Corporation Limited (z)	0.20	11-13-12	9,000,000	8,999,400
Oversea-Chinese Banking Corporation Limited (z)	0.22	12-13-12	20,000,000	19,994,866
Prudential plc 144A(z)	0.32	1-17-13	10,000,000	9,993,156
Prudential plc 144A(z)	0.40	11-1-12	16,000,000	16,000,000
Prudential plc 144A(z)	0.40	11-5-12	24,000,000	23,998,933
Skandinaviska Enskilda Banken AB 144A(z)	0.42	5-15-13	30,000,000	29,932,156
Skandinaviska Enskilda Banken AB 144A(z)	0.60	7-8-13	113,000,000	112,531,050
State Street Corporation (z)	0.20	12-10-12	50,000,000	49,989,167
Suncorp Group Limited 144A(z)	0.37	12-18-12	15,000,000	14,992,754
Suncorp Group Limited 144A(z)	0.53	12-17-12	28,000,000	27,981,038
Suncorp Group Limited 144A(z)	0.54	12-12-12	12,000,000	11,992,620
Suncorp Group Limited 144A(z)	0.54	12-13-12	48,000,000	47,969,760
Suncorp Group Limited 144A(z)	0.55	12-10-12	14,000,000	13,991,658
Suncorp Group Limited 144A(z)	0.60	11-1-12	25,000,000	25,000,000
Suncorp Group Limited 144A(z)	0.60	11-7-12	12,000,000	11,998,800
Swedbank (z)	0.28	12-17-12	3,000,000	2,998,927
Swedbank (z)	0.30	11-14-12	25,000,000	24,997,292
Swedbank (z)	0.30	11-30-12	12,000,000	11,997,100
Swedbank (z)	0.30	12-18-12	30,000,000	29,988,250
Swedbank (z)	0.31	11-8-12	22,000,000	21,998,674
Swedbank (z)	0.33	12-20-12	15,000,000	14,993,263
Swedbank (z)	0.49	7-3-13	40,000,000	39,867,156
Swedbank (z)	0.50	7-1-13	22,000,000	21,926,056
Swedbank (z)	0.50	7-2-13	11,000,000	10,962,875
Toyota Credit Canada Incorporated (z)	0.25	3-15-13	10,000,000	9,990,694
Toyota Credit Canada Incorporated (z)	0.25	3-19-13	11,000,000	10,989,458
Toyota Credit Canada Incorporated (z)	0.31	2-6-13	5,000,000	4,995,824
UOB Funding LLC (z)	0.22	1-23-13	25,000,000	24,987,319
UOB Funding LLC (z)	0.25	12-4-12	11,000,000	10,997,479
Westpac Securities NZ Limited 144A±	0.41	10-25-13	46,000,000	46,000,000
Westpac Securities NZ Limited 144A±	0.42	4-8-13	63,000,000	63,005,586
Westpac Securities NZ Limited 144A±	0.47	7-22-13	53,000,000	53,000,000
Westpac Securities NZ Limited 144A±	0.50	2-25-13	35,000,000	35,000,000
Westpac Securities NZ Limited 144A±	0.50	2-22-13	58,000,000	58,000,000
Westpac Securities NZ Limited 144A±	0.54	4-15-13	23,000,000	23,005,246

				2,909,566,960

4

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper : 2.42%
ACTS Retirement Life Communities Incorporated (z)	0.50%	11-8-12	$3,000,000	$2,999,708
ACTS Retirement Life Communities Incorporated (z)	0.50	11-8-12	3,000,000	2,999,708
Chevron Corporation 144A(z)	0.30	11-1-12	11,500,000	11,500,000
CNPC Finance 144A(z)	0.25	11-16-12	10,000,000	9,998,958
CNPC Finance 144A(z)	0.25	11-20-12	10,000,000	9,998,681
CNPC Finance 144A(z)	0.25	11-21-12	13,000,000	12,998,194
CNPC Finance 144A(z)	0.26	11-26-12	10,000,000	9,998,194
CNPC Finance 144A(z)	0.28	12-5-12	20,000,000	19,994,711
CNPC Finance 144A(z)	0.30	12-21-12	50,000,000	49,979,167
CNPC Finance 144A(z)	0.33	12-10-12	15,000,000	14,994,638
CNPC Finance 144A(z)	0.35	11-19-12	11,000,000	10,998,075
CNPC Finance 144A(z)	0.35	11-30-12	42,000,000	41,988,158
Motiva Enterprises LLC (z)	0.22	11-8-12	10,000,000	9,999,572
Motiva Enterprises LLC (z)	0.25	11-13-12	15,000,000	14,998,750
Toyota Motor Credit Corporation (z)	0.23	1-22-13	24,000,000	23,987,427
Toyota Motor Credit Corporation (z)	0.25	3-22-13	5,000,000	4,995,104
Toyota Motor Credit Corporation (z)	0.35	2-25-13	72,000,000	71,918,800

				324,347,845

Total Commercial Paper (Cost $6,240,561,078)				6,240,561,078

Government Agency Debt : 2.00%
FHLB ±	0.31	2-5-13	27,500,000	27,497,081
FHLB ±	0.33	3-7-13	42,000,000	41,995,595
FHLB ±	0.33	5-9-13	8,000,000	7,998,738
FHLB ±	0.34	3-28-13	42,000,000	41,996,461
FHLB ±	0.35	5-2-13	20,000,000	19,997,970
FHLB ±	0.36	4-1-13	37,000,000	37,000,000
FHLB ±	0.36	5-17-13	41,000,000	41,000,000
FHLB ±	0.38	5-17-13	15,000,000	15,000,000
Overseas Private Investment Corporation ±	0.18	7-9-26	35,000,000	35,000,000

Total Government Agency Debt (Cost $267,485,845)				267,485,845

Municipal Obligations : 20.70%

Alabama : 0.38%

Variable Rate Demand Notes ø: 0.38%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.27	11-15-46	12,625,000	12,625,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.21	12-1-43	16,000,000	16,000,000
University of Alabama at Birmingham Hospital Series 2012-C (Hospital Revenue, PNC Bank NA LOC)	0.21	9-1-42	22,500,000	22,500,000

				51,125,000

Alaska : 0.10%

Variable Rate Demand Note ø: 0.10%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	12-1-30	12,735,000	12,735,000

Arizona : 0.09%

Variable Rate Demand Note ø: 0.09%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	10-1-29	11,500,000	11,500,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

California : 2.63%

Other Municipal Debt : 0.47%
Los Angeles County CA Metropolitan Transportation Authority (Transportation Revenue)	0.25%	12-11-12	$15,000,000	$15,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11-1-12	8,000,000	8,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	2-1-13	7,000,000	7,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.22	11-15-12	16,000,000	16,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	11-19-12	12,000,000	12,000,000
San Jose CA International Airport Series C1 (Airport Revenue)	0.39	12-11-12	5,000,000	5,000,000

				63,000,000

Variable Rate Demand Notes ø: 2.16%
California CDA Dublin Ranch Senior Apartments (Housing Revenue, FNMA LIQ)	0.20	12-15-37	14,900,000	14,900,000
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.27	7-1-47	10,000,000	10,000,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-35	22,000,000	22,000,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum Project (Miscellaneous Revenue, Bank of America NA LOC)	0.27	12-1-36	5,550,000	5,550,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	5-30-13	92,000,000	92,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase Bank LIQ) 144A	0.22	8-1-31	14,000,000	14,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	8-1-18	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	10-1-19	16,000,000	16,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.21	2-1-35	24,100,000	24,100,000
Sacramento County CA Housing Authority Natomas Park Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	7-15-35	15,550,000	15,550,000
San Bernardino County CA COP Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.25	3-1-17	11,274,000	11,274,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	1-15-35	8,500,000	8,500,000
San Francisco CA City & County RDA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	6-15-34	8,700,000	8,700,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-32	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	0.26	12-1-33	8,270,000	8,270,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.26	11-1-41	2,000,000	2,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-32	5,800,000	5,800,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-1-45	5,000,000	5,000,000

				289,644,000

Colorado : 0.78%

Variable Rate Demand Notes ø: 0.78%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.22	11-1-26	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.22	5-1-38	18,000,000	18,000,000

6

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19%	5-1-50	$34,415,000	$34,415,000
Denver CO City & County Airport System Sub Series G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	9,000,000	9,000,000
Denver CO City & County Airport System Sub Series G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	9,550,000	9,550,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4251 (GO, JPMorgan Chase & Company LIQ) 144A	0.23	6-27-13	17,855,000	17,855,000
RBC Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.24	11-15-25	10,000,000	10,000,000

				104,820,000

Connecticut : 0.35%

Variable Rate Demand Notes ø: 0.35%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.20	5-15-34	25,205,000	25,205,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase Bank LOC)	0.29	2-1-26	21,800,000	21,800,000

				47,005,000

Delaware : 0.09%

Variable Rate Demand Note ø: 0.09%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.90	9-1-34	12,305,000	12,305,000

District of Columbia : 0.05%

Other Municipal Debt : 0.05%
District of Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.22	12-11-12	7,000,000	7,000,000

Florida : 0.18%

Variable Rate Demand Notes ø: 0.18%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.20	3-1-38	2,865,000	2,865,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue, JPMorgan Chase Bank LIQ) 144A	0.26	1-1-20	4,000,000	4,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	7-1-13	7,380,000	7,380,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21	8-1-13	4,790,000	4,790,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21	8-1-32	4,725,000	4,725,000

				23,760,000

Georgia : 0.20%

Variable Rate Demand Notes ø: 0.20%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.46	10-1-39	12,860,000	12,860,000
Richmond County GA Development Authority (Education Revenue, JPMorgan Chase Bank LOC)	0.20	7-1-37	10,690,000	10,690,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.26%	5-1-20	$3,000,000	$3,000,000

				26,550,000

Illinois : 0.68%

Variable Rate Demand Notes ø: 0.68%
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	5-1-14	8,970,000	8,970,000
Cook County IL Series D (Tax Revenue)	0.22	11-1-30	31,000,000	31,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.21	6-1-35	22,435,000	22,435,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.22	7-1-41	10,000,000	10,000,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.22	7-1-30	4,000,000	4,000,000
Illinois Toll Highway Authority Series A-2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC)	0.22	7-1-30	14,500,000	14,500,000

				90,905,000

Indiana : 0.32%

Variable Rate Demand Notes ø: 0.32%
Indiana Finance Authority Community Health Network Project Series 2009 (Health Revenue, PNC Bank NA LOC)	0.20	7-1-39	8,600,000	8,600,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009-C (Health Revenue, PNC Bank NA LOC)	0.20	11-1-39	9,060,000	9,060,000
Indianapolis IN Local Public Improvement Bond Bank ROC 11-R-1179 (Water & Sewer Revenue, Assured Guaranty Insured, CitiBank NA LIQ) 144A	0.36	1-1-17	24,825,000	24,825,000

				42,485,000

Iowa : 0.17%

Variable Rate Demand Note ø: 0.17%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, CitiBank NA LOC)	0.30	6-1-39	22,085,000	22,085,000

Kentucky : 0.19%

Variable Rate Demand Notes ø: 0.19%
Kentucky EDFA Goodwill Industries Incorporated Project Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	12-1-37	9,750,000	9,750,000
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.23	1-1-33	16,000,000	16,000,000

				25,750,000

Louisiana : 0.27%

Variable Rate Demand Notes ø: 0.27%
Louisiana JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.23	5-1-13	8,995,000	8,995,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.24	10-1-33	10,000,000	10,000,000

8

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46%	7-1-36	$17,440,000	$17,440,000

				36,435,000

Maryland : 0.75%

Other Municipal Debt : 0.10%
Montgomery County MD Series 2009-A (GO)	0.22	11-15-12	14,000,000	14,000,000

Variable Rate Demand Notes ø: 0.65%
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.21	9-1-33	15,000,000	15,000,000
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.22	9-1-40	13,700,000	13,700,000
Maryland CDA Series D (Housing Revenue, PNC Bank NA LOC)	0.22	9-1-38	18,890,000	18,890,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.26	1-1-29	14,825,000	14,825,000
Maryland Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.20	9-1-31	12,565,000	12,565,000
PFOTER (Tax Revenue, Bank of America NA LIQ)	0.25	10-15-22	11,650,000	11,650,000

				86,630,000

Massachusetts : 0.18%

Variable Rate Demand Note ø: 0.18%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18	10-1-31	23,840,000	23,840,000

Michigan : 0.59%

Variable Rate Demand Notes ø: 0.59%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-40	9,910,000	9,910,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.25	10-1-37	3,865,000	3,865,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	12-1-38	25,000,000	25,000,000
Michigan State University Revenues Series A (Education Revenue, Northern Trust Company SPA)	0.20	2-15-33	8,205,000	8,205,000
RBC Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-32	10,000,000	10,000,000
RBC Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-33	22,000,000	22,000,000

				78,980,000

Minnesota : 0.09%

Variable Rate Demand Notes ø: 0.09%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.22	9-1-46	6,000,000	6,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.51	10-1-38	6,000,000	6,000,000

				12,000,000

Mississippi : 0.34%

Variable Rate Demand Notes ø: 0.34%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.21	6-1-23	5,000,000	5,000,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1 (IDR)	0.21%	11-1-35	$10,000,000	$10,000,000
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Scotia Bank LOC)	0.22	2-1-22	30,000,000	30,000,000

				45,000,000

Missouri : 0.39%

Variable Rate Demand Note ø: 0.39%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.22	4-15-34	52,675,000	52,675,000

Nebraska : 0.36%

Variable Rate Demand Note ø: 0.36%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	8-1-39	47,695,000	47,695,000

Nevada : 0.30%

Variable Rate Demand Notes ø: 0.30%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.26	10-1-35	24,930,000	24,930,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	5-1-37	15,800,000	15,800,000

				40,730,000

New Jersey : 1.10%

Variable Rate Demand Notes ø: 1.10%
New Jersey EDA NUI Corporation Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-26	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-32	9,000,000	9,000,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	6-1-32	23,505,000	23,505,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.46	6-27-13	74,500,000	74,510,074
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.21	12-15-23	10,000,000	10,000,000
RBC Municipal Products Incorporated (Tax Revenue, Royal Bank of Canada LOC) 144A	0.33	1-1-18	20,000,000	20,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.23	4-15-14	4,000,000	4,000,000

				148,015,074

New Mexico : 0.13%

Variable Rate Demand Notes ø: 0.13%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.31	4-1-37	6,110,000	6,110,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	11-1-39	10,955,000	10,955,000

				17,065,000

New York : 1.97%

Variable Rate Demand Notes ø: 1.97%
JPMorgan Chase PUTTER/DRIVER Trust (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.23	10-1-13	22,895,000	22,895,000

10

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, CitiBank NA LIQ) 144A	0.36%	11-15-25	$805,000	$805,000
Nassau County NY Health Care Corporation Series 2009 Sub Series B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.22	8-1-29	15,000,000	15,000,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-41	25,000,000	25,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-34	10,400,000	10,400,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-38	12,000,000	12,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-41	24,000,000	24,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-1-29	5,000,000	5,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, CitiBank NA LOC)	0.27	5-1-39	8,585,000	8,585,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-33	4,500,000	4,500,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-33	2,700,000	2,700,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.22	6-15-19	6,975,000	6,975,000
New York Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-37	17,650,000	17,650,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, CitiBank NA LIQ) 144A	0.41	10-1-31	4,680,000	4,680,000
New York NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	9-1-49	10,875,000	10,875,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, CitiBank NA LIQ) 144A	0.19	6-15-44	8,000,000	8,000,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	4-1-14	7,840,000	7,840,000
New York NY Transitional Finance Authority Revenue Subseries A-7 (Miscellaneous Revenue, State Street Bank & Trust Company SPA)	0.20	8-1-39	39,000,000	39,000,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.75	1-29-46	38,000,000	38,000,000

				263,905,000

North Carolina : 0.36%

Variable Rate Demand Notes ø: 0.36%
North Carolina Housing Finance Agency AMT Home Ownership Series 17-C (Housing Revenue, TD Bank NA SPA)	0.23	7-1-33	14,050,000	14,050,000
North Carolina Medical Care Commission Health Care Facilities University Health Systems Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.20	12-1-36	13,980,000	13,980,000
Piedmont Triad North Carolina Airport Authority Series 2008-A (Airport Revenue, Branch Banking & Trust LOC)	0.21	7-1-32	11,560,000	11,560,000
Roanoke Rapids NC Music & Entertainment District Project Series 2007 (Tax Revenue, Bank of America NA LOC)	0.35	7-1-27	8,000,000	8,000,000

				47,590,000

Ohio : 0.62%

Variable Rate Demand Notes ø: 0.62%
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.20	10-1-41	4,000,000	4,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.19	9-1-39	23,837,000	23,837,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Ohio Housing Finance Agency Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23%	9-1-38	$13,000,000	$13,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23	9-1-38	24,000,000	24,000,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.20	11-1-29	9,490,000	9,490,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.19	7-1-23	8,725,000	8,725,000

				83,052,000

Oregon : 0.10%

Variable Rate Demand Notes ø: 0.10%
Oregon Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC)	0.20	2-1-42	9,945,000	9,945,000
Port of Portland Oregon Special Obligation Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.23	3-1-36	4,000,000	4,000,000

				13,945,000

Pennsylvania : 0.61%

Other Municipal Debt : 0.05%
Philadelphia PA IDA (Miscellaneous Revenue)	0.50	4-1-13	7,000,000	7,000,000

Variable Rate Demand Notes ø: 0.56%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.21	8-1-30	6,000,000	6,000,000
Pennsylvania HFA Series 88-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.22	10-1-36	3,925,000	3,925,000
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-26	9,545,000	9,545,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured)	0.21	6-1-32	8,765,000	8,765,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.20	8-1-31	7,000,000	7,000,000
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.32	11-1-39	12,795,000	12,795,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.75	6-1-47	27,325,000	27,325,000

				75,355,000

Puerto Rico : 0.14%

Variable Rate Demand Note ø: 0.14%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.21	8-1-57	19,000,000	19,000,000

Rhode Island : 0.07%

Variable Rate Demand Note ø: 0.07%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	9-1-34	9,725,000	9,725,000

South Carolina : 0.25%

Other Municipal Debt : 0.07%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22	11-20-12	4,000,000	4,000,000

12

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.41%	12-3-12	$2,000,000	$2,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.41	12-3-12	3,000,000	3,000,000

				9,000,000

Variable Rate Demand Notes ø: 0.18%
South Carolina Public Service Authority (Miscellaneous Revenue, CitiBank NA LIQ) 144A	0.19	1-1-50	15,000,000	15,000,000
South Carolina State Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.23	7-1-13	9,770,000	9,770,000

				24,770,000

South Dakota : 0.04%

Variable Rate Demand Note ø: 0.04%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-37	5,000,000	5,000,000

Tennessee : 0.93%

Variable Rate Demand Notes ø: 0.93%
Chattanooga TN Industrial Development Board BlueCross Corporation (IDR, Bank of America NA LOC)	0.23	1-1-28	23,000,000	23,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.30	11-1-35	15,145,000	15,145,000
Memphis TN JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	10-1-13	39,605,000	39,605,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.30	2-1-36	4,810,000	4,810,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.30	7-1-34	33,525,000	33,525,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.23	1-1-34	5,000,000	5,000,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.24	12-1-41	3,000,000	3,000,000

				124,085,000

Texas : 3.49%

Variable Rate Demand Notes ø: 3.49%
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.23	12-1-32	2,395,000	2,395,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, CitiBank NA LOC)	0.25	5-1-33	8,000,000	8,000,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-41	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-31	10,000,000	10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)	0.23	6-1-29	7,000,000	7,000,000
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)	0.23	4-1-22	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.21	2-1-35	33,095,000	33,095,000

13

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
PFOTER Series TN-038 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46%	8-1-15	$131,000,000	$131,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009B (Resource Recovery Revenue)	0.24	12-1-39	13,700,000	13,700,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009C (Resource Recovery Revenue)	0.24	12-1-39	17,000,000	17,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.24	11-1-40	18,000,000	18,000,000
Port of Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.25	1-1-32	6,800,000	6,800,000
RBC Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144A	0.21	6-1-32	25,395,000	25,395,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.41	2-1-49	8,845,000	8,845,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.44	1-1-44	8,530,000	8,530,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	33,542,620	33,542,620
Texas State JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	8-30-13	106,000,000	106,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	6-1-45	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.25	7-1-20	11,300,000	11,300,000

				467,302,620

Utah : 0.04%

Variable Rate Demand Note ø: 0.04%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.24	11-1-45	5,714,000	5,714,000

Vermont : 0.24%

Variable Rate Demand Notes ø: 0.24%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.20	9-1-38	17,800,000	17,800,000
Vermont Student Assistance Corporation Series C-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.22	12-15-40	14,430,000	14,430,000

				32,230,000

Virginia : 0.30%

Variable Rate Demand Notes ø: 0.30%
Montgomery County VA IDA Series 2009-A (Education Revenue, Bank of New York Mellon SPA)	0.22	2-1-39	9,970,000	9,970,000
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.19	12-1-38	4,000,000	4,000,000
Virginia State College Building Authority (Education Revenue, U.S. Bank NA SPA)	0.20	8-1-34	26,000,000	26,000,000

				39,970,000

14

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Washington : 0.50%

Other Municipal Debt : 0.06%
Port of Seattle WA (Port Authority Revenue)	0.50%	11-8-12	$9,000,000	$9,000,000

Variable Rate Demand Notes ø: 0.44%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	20,460,000	20,460,000
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.21	3-1-35	16,450,000	16,450,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.30	1-1-38	15,000,000	15,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA Insured, Bank of America NA SPA)	0.39	6-1-37	6,705,000	6,705,000

				58,615,000

West Virginia : 0.26%

Variable Rate Demand Notes ø: 0.26%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.21	4-1-27	9,600,000	9,600,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.22	12-1-42	15,600,000	15,600,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.23	2-1-36	10,000,000	10,000,000

				35,200,000

Wisconsin : 0.07%

Variable Rate Demand Notes ø: 0.07%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.23	9-1-35	3,025,000	3,025,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR/AMBAC Insured, JPMorgan Chase Bank LIQ)	0.25	7-1-13	5,985,000	5,985,000
				9,010,000

Total Municipal Obligations (Cost $2,773,202,694)				2,773,202,694

Other Instruments : 0.52%
Austin TX Municipal Commercial Paper (z)	0.22	11-13-12	10,000,000	9,999,267
GBG LLC Custody Receipts 144A±	0.25	9-1-27	11,667,000	11,667,000
HSBC Bank plc Floating Rate Note 144A±	0.72	1-18-13	18,000,000	18,017,170
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-12	7,000,000	7,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 144A±	0.90	5-15-51	17,640,000	17,640,000
St. Joseph County IN Municipal Commercial Paper (z)	0.22	11-14-12	6,009,000	6,008,523

Total Other Instruments (Cost $70,331,960)				70,331,960

Other Notes : 1.69%

Corporate Bonds and Notes : 1.69%
ACTS Retirement Life Communities Incorporated ø	0.21	11-15-29	11,658,000	11,658,000
JPMorgan Chase & Company ±	0.59	11-1-12	19,000,000	19,000,000
JPMorgan Chase & Company ±	1.08	2-26-13	58,000,000	58,106,397
JPMorgan Chase Bank NA ±	0.33	11-21-12	16,000,000	16,000,724
JPMorgan Chase Bank NA ±	0.39	11-16-12	4,000,000	4,000,000
JPMorgan Chase Bank NA ±	0.39	1-18-13	29,000,000	28,998,767
LTF Real Estate LLC 144A±	0.30	6-1-33	15,155,000	15,155,000
Providence Health & Services ±	0.22	10-1-42	12,000,000	12,000,000

15

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
Toyota Motor Credit Corporation ±	0.40%	7-19-13	$62,000,000	$62,000,000

				226,918,888

Total Other Notes (Cost $226,918,888)				226,918,888

Repurchase Agreements ^^: 5.89%
Bank of Nova Scotia, dated 10-31-12, maturity value $73,000,608 (1)	0.30	11-1-12	73,000,000	73,000,000
BNP Paribas Securities Corporation, dated 10-31-12, maturity value $43,000,358 (2)	0.30	11-1-12	43,000,000	43,000,000
Citigroup Global Markets, dated 10-31-12, maturity value $61,000,474 (3)	0.28	11-1-12	61,000,000	61,000,000
Deutsche Bank Securities, dated 10-31-12, maturity value $26,000,253 (4)	0.35	11-1-12	26,000,000	26,000,000
Goldman Sachs & Company, dated 10-11-12, maturity value $106,018,521 (5)	0.30	11-1-12	106,000,000	106,000,000
GX Clarke & Company, dated 10-31-12, maturity value $48,000,560 (6)	0.42	11-1-12	48,000,000	48,000,000
Morgan Stanley & Company, dated 10-31-12, maturity value $52,000,506 (7)	0.35	11-1-12	52,000,000	52,000,000
RBS Capital Markets, dated 10-31-12, maturity value $78,000,758 (8)	0.35	11-1-12	78,000,000	78,000,000
Societe Generale NY, dated 10-31-12, maturity value $167,455,378 (9)	0.30	11-1-12	167,453,983	167,453,983
UBS Securities LLC, dated 10-25-12, maturity value $35,001,429 (10)	0.21	11-1-12	35,000,000	35,000,000
UBS Securities LLC, dated 10-30-12, maturity value $100,004,278 (11)	0.22	11-6-12	100,000,000	100,000,000

Total Repurchase Agreements (Cost $789,453,983)				789,453,983

Treasury Debt : 1.32%
U.S. Treasury Bill (z)	0.14	2-28-13	49,000,000	48,977,324
U.S. Treasury Bill (z)	0.15	4-11-13	42,000,000	41,972,764
U.S. Treasury Bill (z)	0.15	2-21-13	86,000,000	85,961,721

Total Treasury Debt (Cost $176,911,809)				176,911,809

Total investments in securities (Cost $13,469,747,086)*	100.52%			13,469,747,086

Other assets and liabilities, net	(0.52)			(69,941,636)

Total net assets	100.00%			$13,399,805,450

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(i)	Illiquid security
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.00%, 5-1-27 to 9-1-42, fair value including accrued interest is $75,190,000.
(2)	U.S. government securities, 0.88% to 2.63%, 12-31-14 to 11-30-16, fair value including accrued interest is $43,860,002.
(3)	U.S. government securities, 0.63% to 1.13%, 4-15-13 to 2-15-42, fair value including accrued interest is $62,220,010.
(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $26,780,000.
(5)	U.S. government securities, 0.00% to 3.60%, 1-1-19 to 10-1-42, fair value including accrued interest is $109,180,000.
(6)	U.S. government securities, 2.50% to 12.00%, 8-1-15 to 10-1-42, fair value including accrued interest is $49,440,933.
(7)	U.S. government securities, 3.00% to 5.00%, 7-1-26 to 11-1-42, fair value including accrued interest is $53,560,000.
(8)	U.S. government securities, 2.50% to 8.00%, 5-1-13 to 8-1-47, fair value including accrued interest is $80,340,280.
(9)	U.S. government securities, 0.00% to 6.00%, 11-14-12 to 9-15-42, fair value including accrued interest is $172,090,903.
(10)	U.S. government securities, 3.00% to 4.50%, 6-1-22 to 10-1-42, fair value including accrued interest is $36,134,308.
(11)	U.S. government securities, 3.00% to 4.00%, 6-1-22 to 9-1-42, fair value including accrued interest is $103,009,316.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

16

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

17

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – October 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper : 5.02%

Asset-Backed Commercial Paper : 5.02%
Straight-A Funding LLC 144A (z)	0.18%	11-2-12	$41,000,000	$40,999,795
Straight-A Funding LLC 144A (z)	0.18	11-7-12	30,000,000	29,999,100
Straight-A Funding LLC 144A (z)	0.18	11-9-12	32,254,000	32,252,710
Straight-A Funding LLC 144A (z)	0.18	12-4-12	30,000,000	29,995,050
Straight-A Funding LLC 144A (z)	0.18	12-11-12	108,044,000	108,022,391
Straight-A Funding LLC 144A (z)	0.18	12-18-12	45,051,000	45,040,413
Straight-A Funding LLC 144A (z)	0.18	12-18-12	39,425,000	39,415,735
Straight-A Funding LLC 144A (z)	0.18	12-18-12	32,024,000	32,016,474
Straight-A Funding LLC 144A (z)	0.18	12-19-12	50,000,000	49,988,000
Straight-A Funding LLC 144A (z)	0.18	12-20-12	90,000,000	89,977,950
Straight-A Funding LLC 144A (z)	0.18	1-2-13	40,000,000	39,987,600
Straight-A Funding LLC 144A (z)	0.18	1-3-13	30,000,000	29,990,550
Straight-A Funding LLC 144A (z)	0.18	1-3-13	15,025,000	15,020,267
Straight-A Funding LLC 144A (z)	0.18	1-7-13	45,000,000	44,984,925
Straight-A Funding LLC 144A (z)	0.18	1-8-13	10,000,000	9,996,600
Straight-A Funding LLC 144A (z)	0.18	1-8-13	50,097,000	50,079,967
Straight-A Funding LLC 144A (z)	0.18	1-9-13	60,000,000	59,979,300
Straight-A Funding LLC 144A (z)	0.18	1-10-13	25,000,000	24,991,250
Straight-A Funding LLC 144A (z)	0.18	1-11-13	55,088,000	55,068,444
Straight-A Funding LLC 144A (z)	0.18	1-11-13	70,040,000	70,015,136
Straight-A Funding LLC 144A (z)	0.18	1-14-13	60,000,000	59,977,800
Straight-A Funding LLC 144A (z)	0.18	1-16-13	75,000,000	74,971,500
Straight-A Funding LLC 144A (z)	0.18	1-17-13	75,058,000	75,029,103
Straight-A Funding LLC 144A (z)	0.18	1-18-13	50,000,000	49,980,500
Straight-A Funding LLC 144A (z)	0.18	1-18-13	75,440,000	75,410,578
Straight-A Funding LLC 144A (z)	0.18	1-23-13	63,000,000	62,973,855
Straight-A Funding LLC 144A (z)	0.18	1-24-13	120,000,000	119,949,600
Straight-A Funding LLC 144A (z)	0.18	1-24-13	38,000,000	37,984,040

Total Commercial Paper (Cost $1,454,098,633)				1,454,098,633

Government Agency Debt : 44.38%
FFCB ±	0.09	3-20-13	50,000,000	49,995,325
FFCB ±	0.12	9-13-13	147,670,000	147,638,944
FFCB ±	0.13	3-21-13	165,000,000	165,000,000
FFCB ±	0.13	6-27-13	50,000,000	49,996,671
FFCB	0.15	2-6-13	106,875,000	106,874,044
FFCB ±	0.15	8-28-13	100,000,000	99,984,053
FFCB (z)	0.15	4-1-13	55,000,000	54,965,396
FFCB (z)	0.15	4-11-13	150,000,000	149,899,375
FFCB (z)	0.16	12-14-12	50,000,000	49,990,743
FFCB (z)	0.16	4-5-13	15,000,000	14,989,990
FFCB (z)	0.16	4-9-13	11,855,000	11,846,884
FFCB (z)	0.16	4-17-13	10,000,000	9,992,578
FFCB (z)	0.16	3-25-13	5,000,000	4,996,800
FFCB ±	0.16	7-29-13	124,000,000	123,991,965
FFCB ±	0.17	1-6-14	35,000,000	34,994,806
FFCB ±	0.18	3-6-13	125,000,000	124,986,991
FFCB	0.18	12-5-12	17,700,000	17,699,851
FFCB ±	0.18	4-2-14	150,000,000	149,989,249
FFCB ±	0.19	11-6-12	150,000,000	149,999,793
FFCB ±	0.19	10-28-13	15,000,000	15,005,432
FFCB	0.20	3-13-13	45,000,000	45,005,438
FFCB ±	0.20	12-23-13	41,715,000	41,732,471
FFCB ±	0.21	8-15-13	45,000,000	44,994,754
FFCB ±	0.23	8-22-13	95,775,000	95,825,075
FFCB ±	0.23	2-24-14	142,000,000	142,095,732
FFCB ±	0.24	11-5-12	52,550,000	52,550,293
FFCB	0.24	11-23-12	15,215,000	15,215,558
FFCB	0.25	11-23-12	100,000,000	100,005,717
FFCB ±	0.25	4-15-13	25,000,000	24,996,680
FFCB ±	0.30	10-15-13	35,000,000	34,973,006
FFCB	1.88	12-7-12	66,193,000	66,302,046

1

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FFCB	2.60%	3-4-13	$23,100,000	$23,290,725
FHLB	0.15	11-26-12	100,000,000	99,998,080
FHLB	0.16	11-13-12	100,000,000	99,999,548
FHLB	0.16	2-8-13	36,750,000	36,750,662
FHLB	0.16	4-17-13	200,000,000	199,979,813
FHLB	0.17	1-10-13	150,000,000	149,991,440
FHLB	0.18	2-1-13	32,900,000	32,902,226
FHLB ±	0.18	4-12-13	200,000,000	200,000,000
FHLB ±	0.19	6-20-14	96,750,000	96,691,617
FHLB	0.19	2-15-13	60,000,000	60,005,518
FHLB ±	0.19	4-19-13	100,000,000	100,000,000
FHLB ±	0.19	4-26-13	145,000,000	144,998,714
FHLB	0.20	11-14-12	75,000,000	75,000,689
FHLB	0.20	11-15-12	23,500,000	23,500,232
FHLB ±	0.21	9-6-13	250,000,000	250,000,000
FHLB ±	0.21	8-28-13	250,000,000	249,968,595
FHLB ±	0.22	6-12-14	150,000,000	150,000,000
FHLB ±	0.25	2-20-14	200,000,000	199,891,448
FHLB ±	0.27	1-23-14	200,000,000	199,947,611
FHLB ±	0.31	2-5-13	190,000,000	189,979,833
FHLB ±	0.33	3-7-13	69,000,000	68,992,763
FHLB ±	0.34	3-28-13	306,000,000	305,974,214
FHLB ±	0.34	6-14-13	150,000,000	150,000,000
FHLB ±	0.35	5-2-13	100,000,000	99,989,614
FHLB ±	0.36	2-25-13	43,200,000	43,205,541
FHLB ±	0.36	4-1-13	67,000,000	67,000,000
FHLB ±	0.36	4-12-13	25,000,000	25,000,000
FHLB ±	0.36	5-17-13	100,000,000	100,000,000
FHLB ±	0.37	3-12-13	75,000,000	75,002,728
FHLB ±	0.38	5-17-13	28,000,000	28,000,000
FHLB	1.63	11-21-12	34,770,000	34,797,363
FHLB	1.63	3-20-13	10,000,000	10,055,739
FHLB	3.38	2-27-13	93,410,000	94,374,356
FHLMC (z)	0.12	2-1-13	108,000,000	107,966,880
FHLMC (z)	0.13	11-8-12	100,000,000	99,997,472
FHLMC (z)	0.13	11-27-12	44,245,000	44,240,846
FHLMC (z)	0.13	11-30-12	100,000,000	99,989,528
FHLMC (z)	0.13	12-18-12	100,000,000	99,983,028
FHLMC (z)	0.13	12-10-12	88,000,000	87,987,225
FHLMC (z)	0.14	12-3-12	100,000,000	99,988,000
FHLMC (z)	0.14	11-5-12	81,500,000	81,498,753
FHLMC (z)	0.14	11-20-12	50,000,000	49,996,306
FHLMC (z)	0.14	12-7-12	75,000,000	74,989,500
FHLMC (z)	0.14	2-28-13	99,000,000	98,954,185
FHLMC (z)	0.15	11-1-12	100,000,000	100,000,000
FHLMC (z)	0.15	12-17-12	10,000,000	9,998,083
FHLMC (z)	0.15	1-11-13	150,000,000	149,955,625
FHLMC (z)	0.15	2-26-13	75,000,000	74,963,438
FHLMC (z)	0.15	3-19-13	200,000,000	199,885,000
FHLMC ±	0.15	9-13-13	150,000,000	149,988,115
FHLMC (z)	0.15	4-8-13	175,000,000	174,881,390
FHLMC ±	0.15	11-2-12	250,000,000	249,999,792
FHLMC (z)	0.16	3-25-13	178,000,000	177,889,640
FHLMC	0.16	11-13-12	50,000,000	49,997,333
FHLMC (z)	0.16	2-27-13	100,000,000	99,947,556
FHLMC (z)	0.16	3-11-13	108,498,000	108,435,312
FHLMC (z)	0.16	2-25-13	100,000,000	99,947,639
FHLMC (z)	0.16	4-22-13	116,970,000	116,878,348
FHLMC (z)	0.17	1-22-13	189,000,000	188,931,245
FHLMC (z)	0.17	2-19-13	75,000,000	74,961,042
FHLMC	0.52	11-26-12	150,000,000	150,034,771
FHLMC	0.80	4-19-13	59,500,000	59,674,864
FHLMC	1.10	12-27-12	100,000,000	100,139,417
FHLMC	1.72	4-11-13	23,545,000	23,706,627
FHLMC	4.50	1-15-13	273,716,000	276,112,644

2

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FNMA (z)	0.13%	12-12-12	$140,400,000	$140,378,786
FNMA (z)	0.13	12-3-12	69,000,000	68,992,027
FNMA (z)	0.13	2-1-13	150,000,000	149,950,167
FNMA (z)	0.14	12-5-12	226,386,000	226,355,105
FNMA (z)	0.14	12-7-12	80,000,000	79,988,800
FNMA (z)	0.14	12-17-12	50,000,000	49,991,056
FNMA (z)	0.14	2-19-13	100,000,000	99,957,222
FNMA (z)	0.15	11-28-12	85,000,000	84,990,756
FNMA (z)	0.15	11-13-12	50,000,000	49,997,500
FNMA (z)	0.15	2-14-13	148,665,000	148,599,959
FNMA (z)	0.15	3-4-13	29,145,000	29,130,063
FNMA (z)	0.15	3-7-13	37,500,000	37,480,313
FNMA (z)	0.15	4-3-13	100,000,000	99,936,250
FNMA (z)	0.15	4-10-13	50,000,000	49,966,111
FNMA (z)	0.16	3-20-13	73,194,000	73,150,195
FNMA (z)	0.16	1-23-13	46,843,000	46,825,721
FNMA (z)	0.16	1-30-13	148,665,000	148,605,534
FNMA (z)	0.16	3-1-13	50,000,000	49,973,333
FNMA (z)	0.17	1-16-13	29,245,000	29,234,813
FNMA (z)	0.17	11-14-12	50,000,000	49,996,931
FNMA (z)	0.17	4-24-13	100,000,000	99,917,833
FNMA (z)	0.18	2-6-13	100,000,000	99,954,868
FNMA (z)	0.18	2-13-13	50,000,000	49,974,000
FNMA ±	0.19	6-20-14	300,000,000	299,900,913
FNMA ±	0.23	11-23-12	88,900,000	88,902,699
FNMA	0.75	2-26-13	217,746,000	218,147,495
FNMA	1.00	12-27-12	121,963,000	122,117,708
FNMA	1.75	2-22-13	243,743,000	244,924,850
FNMA	1.75	5-7-13	192,080,000	193,633,150
FNMA	3.25	4-9-13	22,175,000	22,473,336
FNMA	3.63	2-12-13	10,320,000	10,419,371
FNMA	4.38	3-15-13	92,360,000	93,788,920
FNMA	4.75	11-19-12	82,020,000	82,204,690
FNMA	4.75	2-21-13	53,610,000	54,360,498

Total Government Agency Debt (Cost $12,857,965,306)				12,857,965,306

Other Notes : 2.81%

Corporate Bonds and Notes : 2.81%
Citibank NA ±	0.43	11-15-12	62,000,000	62,006,048
Citibank NA	1.75	12-28-12	57,710,000	57,850,104
Citigroup Funding Incorporated	1.88	11-15-12	87,500,000	87,558,050
Citigroup Funding Incorporated	2.25	12-10-12	100,260,000	100,479,728
General Electric Capital Corporation	2.13	12-21-12	196,933,000	197,455,241
General Electric Capital Corporation	2.63	12-28-12	99,456,000	99,834,075
JPMorgan Chase & Company ±	0.62	12-26-12	62,000,000	62,031,238
JPMorgan Chase & Company	2.13	12-26-12	17,130,000	17,180,017
National Credit Union Administration Guaranteed Notes ±	0.23	6-12-13	129,899,000	129,915,603

Total Other Notes (Cost $814,310,104)				814,310,104

Repurchase Agreements ^^: 47.01%
Bank of America Corporation, dated 10-31-12, maturity value $1,000,009,167 (1)	0.33	11-1-12	1,000,000,000	1,000,000,000
Bank of Nova Scotia, dated 10-31-12, maturity value $247,261,717 (2)	0.25	11-1-12	247,260,000	247,260,000
Bank of Nova Scotia, dated 10-31-12, maturity value $800,006,667 (3)	0.30	11-1-12	800,000,000	800,000,000
Barclays Capital Incorporated, dated 10-31-12, maturity value $75,000,729 (4)	0.35	11-1-12	75,000,000	75,000,000
BNP Paribas Securities, dated 10-31-12, maturity value $850,007,792 (5)	0.33	11-1-12	850,000,000	850,000,000
Citibank NA, dated 10-31-12, maturity value $500,004,583 (6)	0.33	11-1-12	500,000,000	500,000,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Citigroup Global Markets, dated 10-31-12, maturity value $1,000,009,167 (7)		0.33%	11-1-12	$1,000,000,000	$1,000,000,000
Citigroup Global Markets, dated 10-31-12, maturity value $375,001,667 (8)		0.16	11-1-12	375,000,000	375,000,000
Citigroup Global Markets, dated 10-31-12, maturity value $900,007,500 (9)		0.30	11-1-12	900,000,000	900,000,000
Credit Suisse Securities, dated 10-30-12, maturity value $250,010,208 (10)		0.21	11-6-12	250,000,000	250,000,000
Deutsche Bank Securities, dated 10-31-2012, maturity value $150,001,458 (11)		0.35	11-1-12	150,000,000	150,000,000
Goldman Sachs & Company, dated 10-26-12, maturity value $250,010,208 (12)		0.21	11-2-12	250,000,000	250,000,000
Goldman Sachs & Company, dated 10-29-12, maturity value $300,014,583 (13)		0.25	11-5-12	300,000,000	300,000,000
Goldman Sachs & Company, dated 10-31-12, maturity value $110,000,733 (14)		0.24	11-1-12	110,000,000	110,000,000
JPMorgan Securities, dated 10-01-12, maturity value $1,000,258,333 (15)		0.30	11-1-12	1,000,000,000	1,000,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-12, maturity value $475,004,354 (16)		0.33	11-1-12	475,000,000	475,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-12, maturity value $750,005,833 (17)		0.28	11-1-12	750,000,000	750,000,000
Morgan Stanley & Company, dated 10-31-2012, maturity value $231,002,246 (18)		0.35	11-1-12	231,000,000	231,000,000
RBC Capital Markets, dated 10-25-12, maturity value $250,011,181 (19)		0.23	11-1-12	250,000,000	250,000,000
RBC Capital Markets, dated 10-31-12, maturity value $700,005,639 (20)		0.29	11-1-12	700,000,000	700,000,000
RBS Securities Incorporated, dated 10-31-12, maturity value $50,000,486 (21)		0.35	11-1-12	50,000,000	50,000,000
RBS Securities Incorporated, dated 10-31-12, maturity value $400,003,889 (22)		0.35	11-1-12	400,000,000	400,000,000
Societe Generale New York, dated 10-31-12, maturity value $2,510,020,917 (23)		0.30	11-1-12	2,510,000,000	2,510,000,000
UBS Securities LLC, dated 10-31-12, maturity value $195,001,896 (24)		0.35	11-1-12	195,000,000	195,000,000
UBS Securities LLC, dated 10-31-12, maturity value $250,012,153 (25)		0.25	11-7-12	250,000,000	250,000,000

Total Repurchase Agreements (Cost $13,618,260,000)					13,618,260,000

Treasury Debt : 0.73%
U.S. Treasury Note		1.38	11-15-12	211,000,000	211,096,748

Total Treasury Debt (Cost $211,096,748)					211,096,748

Total Investments in Securities (Cost $28,955,730,791)*	99.95%				28,955,730,791
Other Assets and Liabilities, Net	0.05				14,347,297

Total Net Assets	100.00%				$28,970,078,088

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
±	Variable rate investment
^^	Collateralized by:

4

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

(1)	U.S. government securities, 3.50%, 8-20-42 to 9-20-42, fair value including accrued interest is $1,030,000,001.
(2)	U.S. government securities, 0.25% to 7.25%, 2-15-13 to 11-15-39, fair value including accrued interest is $252,205,223.
(3)	U.S. government securities, 2.50% to 4.00%, 5-1-27 to 9-1-42, fair value including accrued interest is $824,000,000.
(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $77,250,000.
(5)	U.S. government securities, 2.07% to 7.00%, 1-1-19 to 2-1-49, fair value including accrued interest is $875,500,001.
(6)	U.S. government securities, 2.26% to 6.23%, 9-1-15 to 7-15-47, fair value including accrued interest is $515,000,001.
(7)	U.S. government securities, 2.25% to 6.00%, 10-1-16 to 10-15-42, fair value including accrued interest is $1,030,000,000.
(8)	U.S. government securities, 2.125% to 4.75%, 8-15-21 to 2-15-41, fair value including accrued interest is $382,500,129.
(9)	U.S. government securities, 2.37% to 6.00%, 10-1-20 to 11-1-42, fair value including accrued interest is $927,000,000.
(10)	U.S. government securities, 2.15% to 6.00%, 12-20-24 to 8-15-53, fair value including accrued interest is $257,500,876.
(11)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $154,500,000.
(12)	U.S. government securities, 2.29% to 6.00%, 10-1-22 to 10-1-42, fair value including accrued interest is $257,500,000.
(13)	U.S. government securities, 3.00% to 5.50%, 9-1-27 to 10-1-42, fair value including accrued interest is $309,000,001.
(14)	U.S. government securities, 3.00% to 4.50%, 9-1-40 to 10-1-42, fair value including accrued interest is $113,300,001.
(15)	U.S. government securities, 1.28% to 9.20%, 11-1-12 to 2-1-51, fair value including accrued interest is $1,030,000,606.
(16)	U.S. government securities, 2.28% to 4.50%, 8-1-27 to 10-1-42, fair value including accrued interest is $489,250,001.
(17)	U.S. government securities, 0.00% to 2.125%, 1-10-13 to 8-31-16, fair value including accrued interest is $765,000,071.
(18)	U.S. government securities, 2.33% to 5.00%, 7-1-26 to 11-1-42, fair value including accrued interest is $237,930,000.
(19)	U.S. government securities, 3.00% to 5.00%, 8-20-27 to 11-1-42, fair value including accrued interest is $257,500,000.
(20)	U.S. government securities, 2.00% to 4.50%, 11-1-27 to 11-1-42, fair value including accrued interest is $721,000,000.
(21)	U.S. government securities, 2.50% to 8.00%, 5-1-13 to 8-1-47, fair value including accrued interest is $51,500,180.
(22)	U.S. government securities, 2.31% to 6.00%, 10-1-18 to 7-1-41, fair value including accrued interest is $412,004,717.
(23)	U.S. government securities, 0.00% to 6.00%, 11-14-12 to 9-15-42, fair value including accrued interest is $2,579,503,688.
(24)	U.S. government securities, 3.00% to 4.50%, 1-1-26 to 7-1-42, fair value including accrued interest is $200,850,001.
(25)	U.S. government securities, 3.00% to 4.50%, 12-1-21 to 9-1-42, fair value including accrued interest is $257,500,001.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

5

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 22.48%
ANZ National Limited	0.23%	11-8-12	$15,000,000	$15,000,146
Banco Del Estado De Chile	0.20	11-5-12	64,000,000	64,000,000
Banco Del Estado De Chile	0.26	1-4-13	83,000,000	83,000,000
Bank of Montreal	0.19	12-31-12	122,000,000	122,000,000
Bank of Montreal	0.20	1-15-13	199,000,000	199,000,000
Bank of Montreal	0.27	3-25-13	80,000,000	80,000,000
Bank of New York	0.15	11-1-12	684,100,000	684,100,000
Bank of Nova Scotia ±	0.41	12-14-12	23,000,000	23,005,604
Bank of Tokyo-Mitsubishi LLC	0.18	11-1-12	38,500,000	38,500,000
Bank of Tokyo-Mitsubishi LLC	0.18	11-6-12	136,000,000	136,000,000
Barclays Bank plc ±	0.84	3-15-13	242,000,000	242,000,000
Barclays Bank plc ±	0.84	6-28-13	85,000,000	85,000,000
Barclays Bank plc ±	0.96	9-30-13	85,000,000	85,000,000
Canadian Imperial Bank ±	0.72	6-3-13	21,000,000	21,038,120
CBA Delaware Finance Incorporated	0.23	11-7-12	133,000,000	133,000,441
DNB Nor Bank ASA	0.28	1-14-13	119,000,000	119,000,000
DNB Nor Bank ASA	0.30	1-7-13	39,000,000	39,001,448
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-8-13	137,000,000	137,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-9-13	73,000,000	73,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-10-13	95,000,000	95,000,000
Mizuho Corporate Bank Limited	0.23	11-13-12	51,250,000	51,248,803
National Australia Bank Limited	0.24	11-13-12	39,000,000	39,000,779
National Australia Bank Limited	0.33	1-18-13	70,000,000	70,015,252
National Bank of Kuwait	0.19	11-1-12	159,000,000	159,000,000
Nordea Bank plc	0.24	12-7-12	27,000,000	27,000,808
Norinchukin Bank	0.37	11-9-12	96,250,000	96,252,563
Norinchukin Bank	0.17	11-2-12	324,000,000	324,000,000
Norinchukin Bank	0.17	11-5-12	256,000,000	256,000,000
Norinchukin Bank	0.39	1-11-13	24,000,000	24,004,252
Oversea-Chinese Banking Corporation Limited	0.20	1-9-13	75,000,000	74,999,281
Oversea-Chinese Banking Corporation Limited	0.23	12-28-12	25,375,000	25,375,000
Oversea-Chinese Banking Corporation Limited	0.24	12-3-12	36,000,000	36,000,000
Oversea-Chinese Banking Corporation Limited	0.24	12-5-12	45,000,000	45,000,000
Royal Bank of Canada ±	0.36	7-26-13	128,000,000	128,000,000
Royal Bank of Canada ±	0.49	8-12-13	122,000,000	122,000,000
Royal Bank of Canada ±	0.49	8-6-13	55,000,000	55,000,000
Royal Bank of Canada ±	0.76	12-17-12	116,000,000	116,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	312,000,000	312,000,000
State Street Bank & Trust	0.20	1-14-13	92,000,000	92,000,000
State Street Bank & Trust	0.20	1-17-13	104,000,000	104,000,000
State Street Bank & Trust	0.20	1-18-13	222,000,000	222,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-9-13	134,000,000	134,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-10-13	134,000,000	134,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-11-13	87,000,000	87,000,000
Sumitomo Mitsui Banking Corporation	0.30	12-19-12	22,000,000	22,001,464
Svenska Handlesbanken	0.17	11-1-12	523,000,000	523,000,000
Svenska Handlesbanken	0.24	12-17-12	52,000,000	51,999,335
Swedbank	0.31	11-9-12	41,000,000	41,000,000
Toronto-Dominion Bank	0.17	11-6-12	101,000,000	101,000,000
Toronto-Dominion Bank	0.19	12-28-12	100,000,000	100,000,000
Toronto-Dominion Bank	0.29	2-4-13	155,000,000	155,000,000
Toronto-Dominion Bank ±	0.31	7-26-13	65,000,000	65,000,000
Toronto-Dominion Bank ±	0.32	10-21-13	121,000,000	121,000,000
Toronto-Dominion Bank	0.40	9-13-13	147,000,000	147,000,000

Total Certificates of Deposit (Cost $6,534,543,296)				6,534,543,296

Commercial Paper : 40.53%

Asset-Backed Commercial Paper : 18.15%
Alpine Securitization 144A(z)	0.21	11-19-12	121,000,000	120,987,295
Alpine Securitization 144A(z)	0.21	11-21-12	81,000,000	80,990,550
Anglesea Funding LLC 144A(z)	0.35	11-2-12	55,000,000	54,999,465

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Anglesea Funding LLC 144A(z)	0.35%	11-7-12	$77,000,000	$76,995,508
CAFCO LLC 144A(z)	0.23	11-27-12	48,000,000	47,992,027
CAFCO LLC 144A(z)	0.25	11-29-12	18,000,000	17,996,500
CAFCO LLC 144A(z)	0.32	11-2-12	72,000,000	71,999,360
Charta LLC 144A(z)	0.23	11-21-12	29,000,000	28,996,294
Charta LLC 144A(z)	0.23	11-27-12	73,000,000	72,987,874
Charta LLC 144A(z)	0.25	12-7-12	17,000,000	16,995,750
Charta LLC 144A(z)	0.26	11-14-12	58,000,000	57,994,554
Charta LLC 144A(z)	0.32	11-2-12	42,000,000	41,999,627
Charta LLC 144A(z)	0.32	11-6-12	55,000,000	54,997,819
Ciesco LLC 144A(z)	0.23	11-21-12	112,000,000	111,985,689
Ciesco LLC 144A(z)	0.30	11-5-12	36,000,000	35,998,800
Ciesco LLC 144A(z)	0.32	11-6-12	37,000,000	36,998,356
Concord Minutemen Capital Company 144A(z)	0.37	11-6-12	37,000,000	36,998,099
CRC Funding LLC 144A(z)	0.25	12-6-12	36,000,000	35,991,250
Fairway Finance Corporation 144A±	0.25	11-9-12	12,000,000	12,000,078
Gotham Funding Corporation 144A(z)	0.21	11-5-12	46,809,000	46,807,908
Gotham Funding Corporation 144A(z)	0.21	11-9-12	32,072,000	32,070,503
Gotham Funding Corporation 144A(z)	0.21	11-14-12	82,000,000	81,993,782
Gotham Funding Corporation 144A(z)	0.21	11-27-12	37,000,000	36,994,388
Gotham Funding Corporation 144A(z)	0.21	11-26-12	68,000,000	67,990,083
Gotham Funding Corporation 144A(z)	0.26	1-8-13	45,000,000	44,977,900
Gotham Funding Corporation 144A(z)	0.27	1-3-13	55,000,000	54,974,013
Govco LLC 144A(z)	0.28	11-15-12	61,056,000	61,049,352
Govco LLC 144A(z)	0.25	11-2-12	27,000,000	26,999,813
Govco LLC 144A(z)	0.29	11-27-12	47,000,000	46,990,156
Govco LLC 144A(z)	0.32	11-1-12	106,000,000	106,000,000
Govco LLC 144A(z)	0.32	11-5-12	112,675,000	112,670,994
Govco LLC 144A(z)	0.32	11-7-12	57,000,000	56,996,960
Legacy Capital Company 144A(z)	0.40	1-18-13	45,000,000	44,961,000
Legacy Capital Company 144A(z)	0.48	11-7-12	94,000,000	93,992,480
Lexington Parker Capital Company LLC 144A(z)	0.40	1-18-13	106,000,000	105,908,133
Lexington Parker Capital Company LLC 144A(z)	0.48	11-9-12	94,000,000	93,989,973
Liberty Funding LLC 144A(z)	0.20	11-6-12	36,800,000	36,798,978
Liberty Funding LLC 144A(z)	0.19	11-1-12	24,590,000	24,590,000
Liberty Funding LLC 144A(z)	0.19	11-2-12	27,000,000	26,999,858
Liberty Funding LLC 144A(z)	0.19	11-9-12	33,000,000	32,998,607
Liberty Funding LLC 144A(z)	0.20	11-26-12	85,000,000	84,988,194
Liberty Funding LLC 144A(z)	0.20	11-27-12	18,000,000	17,997,400
Liberty Funding LLC 144A(z)	0.22	12-3-12	16,000,000	15,996,871
Liberty Funding LLC 144A(z)	0.22	12-12-12	29,000,000	28,992,734
Liberty Funding LLC 144A(z)	0.22	12-17-12	14,000,000	13,996,064
Liberty Funding LLC 144A(z)	0.22	12-18-12	50,000,000	49,985,639
Liberty Funding LLC 144A(z)	0.22	12-19-12	60,000,000	59,982,400
Liberty Funding LLC 144A(z)	0.22	1-16-13	49,000,000	48,977,242
Liberty Funding LLC 144A(z)	0.22	1-23-13	36,000,000	35,981,740
Liberty Funding LLC 144A(z)	0.23	11-13-12	11,000,000	10,999,157
Manhattan Asset Funding LLC 144A(z)	0.25	12-18-12	43,000,000	42,985,965
Market Street Funding Corporation 144A(z)	0.35	11-1-12	57,755,000	57,755,000
MetLife Short Term Funding 144A(z)	0.24	11-5-12	58,000,000	57,998,453
MetLife Short Term Funding 144A(z)	0.24	12-18-12	22,000,000	21,993,107
MetLife Short Term Funding 144A±	0.81	12-7-12	18,000,000	18,010,608
Old Line Funding LLC 144A(z)	0.20	12-10-12	41,228,000	41,219,067
Old Line Funding LLC 144A(z)	0.24	1-23-13	24,096,000	24,082,667
Old Line Funding LLC 144A(z)	0.35	2-8-13	51,000,000	50,950,913
Regency Markets No.1 LLC 144A(z)	0.21	11-7-12	61,000,000	60,997,865
Regency Markets No.1 LLC 144A(z)	0.21	11-8-12	35,000,000	34,998,571
Regency Markets No.1 LLC 144A(z)	0.21	11-14-12	73,000,000	72,994,464
Regency Markets No.1 LLC 144A(z)	0.21	11-15-12	85,000,000	84,993,059
Regency Markets No.1 LLC 144A(z)	0.21	11-20-12	37,147,000	37,142,883
Regency Markets No.1 LLC 144A(z)	0.21	11-26-12	74,246,000	74,235,172
Salisbury Receivables Company 144A(z)	0.30	12-7-12	14,000,000	13,995,800
Salisbury Receivables Company 144A(z)	0.31	12-5-12	14,000,000	13,995,901
Salisbury Receivables Company 144A(z)	0.33	11-7-12	9,000,000	8,999,505
Salisbury Receivables Company 144A(z)	0.39	1-15-13	16,000,000	15,987,000

2

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Sheffield Receivables Corporation 144A(z)	0.25%	1-17-13	$19,000,000	$18,989,840
Sheffield Receivables Corporation 144A(z)	0.30	12-7-12	13,000,000	12,996,100
Sheffield Receivables Corporation 144A(z)	0.33	11-7-12	4,000,000	3,999,780
Sheffield Receivables Corporation 144A(z)	0.36	2-6-13	28,800,000	28,772,064
Sheffield Receivables Corporation 144A(z)	0.39	1-7-13	40,000,000	39,970,967
Sheffield Receivables Corporation 144A(z)	0.39	1-8-13	21,000,000	20,984,530
Sheffield Receivables Corporation 144A(z)	0.39	1-9-13	30,000,000	29,977,575
Sheffield Receivables Corporation 144A(z)	0.39	1-11-13	19,000,000	18,985,386
Straight-A Funding LLC 144A(z)	0.18	11-1-12	82,500,000	82,500,000
Straight-A Funding LLC 144A(z)	0.18	11-14-12	12,000,000	11,999,220
Straight-A Funding LLC 144A(z)	0.18	1-3-13	105,144,000	105,110,880
Straight-A Funding LLC 144A(z)	0.18	11-2-12	90,000,000	89,999,550
Straight-A Funding LLC 144A(z)	0.18	11-2-12	5,000,000	4,999,975
Straight-A Funding LLC 144A(z)	0.18	12-4-12	25,208,000	25,203,841
Straight-A Funding LLC 144A(z)	0.18	1-2-13	48,607,000	48,591,932
Straight-A Funding LLC 144A(z)	0.18	1-7-13	8,000,000	7,997,320
Straight-A Funding LLC 144A(z)	0.18	1-8-13	25,000,000	24,991,500
Straight-A Funding LLC 144A(z)	0.18	1-9-13	32,598,000	32,586,754
Straight-A Funding LLC 144A(z)	0.18	1-14-13	40,000,000	39,985,200
Straight-A Funding LLC 144A(z)	0.18	1-15-13	50,000,000	49,981,250
Straight-A Funding LLC 144A(z)	0.18	1-15-13	17,000,000	16,993,625
Straight-A Funding LLC 144A(z)	0.18	1-23-13	30,339,000	30,326,409
Straight-A Funding LLC 144A(z)	0.18	1-23-13	3,000,000	2,998,755
Surrey Funding Corporation 144A(z)	0.36	2-7-13	19,000,000	18,981,380
Surrey Funding Corporation 144A(z)	0.37	1-30-13	40,000,000	39,963,000
Sydney Capital Corporation 144A(z)	0.30	12-13-12	42,600,000	42,585,090
Sydney Capital Corporation 144A(z)	0.30	12-14-12	59,000,000	58,978,859
Sydney Capital Corporation 144A(z)	0.30	12-18-12	30,000,000	29,988,250
Sydney Capital Corporation 144A(z)	0.30	1-8-13	56,100,000	56,068,210
Thunder Bay Funding LLC 144A(z)	0.20	11-20-12	65,000,000	64,993,139
Thunder Bay Funding LLC 144A(z)	0.20	12-3-12	31,140,000	31,134,464
Thunder Bay Funding LLC 144A(z)	0.20	12-5-12	29,139,000	29,133,496
Thunder Bay Funding LLC 144A(z)	0.20	12-14-12	7,000,000	6,998,328
Thunder Bay Funding LLC 144A(z)	0.20	12-17-12	16,000,000	15,995,911
Thunder Bay Funding LLC 144A(z)	0.20	12-20-12	21,000,000	20,994,283
Thunder Bay Funding LLC 144A(z)	0.24	1-23-13	53,072,000	53,042,633
Thunder Bay Funding LLC 144A(z)	0.35	2-1-13	23,000,000	22,979,428
Thunder Bay Funding LLC 144A(z)	0.35	2-7-13	54,635,000	54,582,945
Victory Receivables 144A(z)	0.21	11-6-12	100,000,000	99,997,083
Victory Receivables 144A(z)	0.21	11-13-12	45,000,000	44,996,850
Victory Receivables 144A(z)	0.21	11-14-12	22,000,000	21,998,332
Victory Receivables 144A(z)	0.21	11-20-12	53,000,000	52,994,126
Victory Receivables 144A(z)	0.21	11-26-12	34,138,000	34,133,021
Victory Receivables 144A(z)	0.22	11-19-12	48,190,000	48,184,839
Victory Receivables 144A(z)	0.23	11-9-12	36,000,000	35,998,160
Victory Receivables 144A(z)	0.24	12-3-12	60,000,000	59,987,200
Victory Receivables 144A(z)	0.26	1-9-13	68,000,000	67,966,113
Victory Receivables 144A(z)	0.26	1-11-13	27,000,000	26,986,155
Victory Receivables 144A(z)	0.27	1-4-13	39,000,000	38,981,280
White Point Funding Incorporated 144A(z)	0.34	11-7-12	12,000,000	11,999,320
White Point Funding Incorporated 144A(z)	0.52	11-19-12	15,000,000	14,996,100
Working Capital Management Company 144A(z)	0.22	11-1-12	12,843,000	12,843,000
Working Capital Management Company 144A(z)	0.22	11-2-12	48,892,000	48,891,701
Working Capital Management Company 144A(z)	0.27	11-29-12	6,000,000	5,998,740

				5,276,207,106

Financial Company Commercial Paper : 19.91%
ANZ National Limited 144A(z)	0.24	12-5-12	143,000,000	142,967,586
ASB Finance Limited 144A±	0.42	4-8-13	61,000,000	61,000,000
ASB Finance Limited 144A±	0.50	2-25-13	98,000,000	98,000,000
ASB Finance Limited 144A±	0.54	7-23-13	86,000,000	86,000,000
ASB Finance Limited 144A±	0.54	9-5-13	66,000,000	66,000,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
ASB Finance Limited 144A±	0.56%	9-3-13	$70,000,000	$70,000,000
ASB Finance Limited 144A±	0.56	8-29-13	70,000,000	70,000,000
Banco De Credito E Inversiones 144A(z)	0.45	11-9-12	120,000,000	119,988,000
Barclays Bank plc 144A(z)	0.30	1-22-13	115,000,000	114,921,417
Barclays Bank plc 144A(z)	0.30	1-28-13	103,000,000	102,924,467
BNZ International Funding Limited 144A	0.24	12-6-12	118,000,000	117,972,466
BNZ International Funding Limited 144A±	0.41	11-1-13	80,000,000	80,000,000
BNZ International Funding Limited 144A±	0.45	10-2-13	83,000,000	83,000,000
BNZ International Funding Limited 144A±	0.49	2-28-13	13,000,000	13,000,050
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	11-20-12	103,000,000	102,988,896
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-20-12	10,000,000	9,997,278
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	12-17-12	29,000,000	28,992,218
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-6-12	52,000,000	51,998,411
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-7-12	59,000,000	58,997,837
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-16-12	38,000,000	37,996,517
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-6-12	7,000,000	6,998,503
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-27-12	14,000,000	13,995,209
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-17-13	23,000,000	22,989,177
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	11-8-12	29,250,000	29,248,692
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	1-4-13	24,000,000	23,990,187
Commonwealth Bank of Australia 144A(z)	0.21	1-16-13	120,000,000	119,946,800
Commonwealth Bank of Australia 144A(z)	0.23	1-23-13	74,000,000	73,961,613
CPPIB Capital Incorporated 144A(z)	0.17	11-20-12	57,500,000	57,494,841
CPPIB Capital Incorporated 144A(z)	0.17	11-21-12	75,000,000	74,992,917
CPPIB Capital Incorporated 144A(z)	0.17	1-15-13	109,000,000	108,961,396
CPPIB Capital Incorporated 144A(z)	0.20	12-27-12	18,000,000	17,994,400
Credit Suisse New York (z)	0.24	11-13-12	142,000,000	141,988,640
Credit Suisse New York (z)	0.24	11-20-12	61,000,000	60,992,273
Credit Suisse New York (z)	0.24	11-29-12	61,000,000	60,988,613
DNB Nor Bank ASA 144A(z)	0.23	12-21-12	65,000,000	64,979,236
DNB Nor Bank ASA 144A(z)	0.27	1-11-13	47,000,000	46,974,973
DNB Nor Bank ASA 144A(z)	0.30	1-22-13	81,000,000	80,945,573
DNB Nor Bank ASA 144A±	0.52	9-20-13	120,000,000	120,000,000
General Electric Capital Company (z)	0.23	12-27-12	139,000,000	138,950,269
General Electric Capital Company (z)	0.28	12-26-12	111,000,000	110,952,517
General Electric Capital Company (z)	0.28	12-28-12	107,000,000	106,952,563
HSBC Bank plc 144A±	0.47	10-15-13	106,000,000	106,000,000
HSBC Bank plc 144A±	0.49	10-1-13	104,000,000	104,000,000
JPMorgan Chase & Company ±	0.37	3-6-13	128,000,000	128,000,000
Nationwide Building Society 144A(z)	0.42	12-5-12	120,000,000	119,952,400
Nationwide Building Society 144A(z)	0.42	12-6-12	18,000,000	17,992,650
Nationwide Building Society 144A(z)	0.42	12-12-12	59,000,000	58,971,778
Nationwide Building Society 144A(z)	0.42	12-19-12	58,000,000	57,967,520
Nationwide Building Society 144A(z)	0.45	1-11-13	50,000,000	49,955,625
Nationwide Building Society 144A(z)	0.55	4-4-13	108,000,000	107,745,900
Nordea North America (z)	0.23	1-16-13	70,000,000	69,966,011
Oversea-Chinese Banking Corporation Limited (z)	0.20	11-13-12	10,000,000	9,999,333
Oversea-Chinese Banking Corporation Limited (z)	0.22	12-13-12	32,000,000	31,991,787
Prudential plc 144A(z)	0.32	1-17-13	23,000,000	22,984,258
Prudential plc 144A(z)	0.40	11-1-12	29,000,000	29,000,000
Prudential plc 144A(z)	0.40	11-5-12	44,000,000	43,998,044
Skandinaviska Enskilda Banken AB 144A(z)	0.42	5-15-13	95,000,000	94,785,162
Skandinaviska Enskilda Banken AB 144A(z)	0.60	7-8-13	202,000,000	201,161,700
State Street Corporation (z)	0.20	12-10-12	120,000,000	119,974,000
Suncorp Group Limited 144A(z)	0.37	12-18-12	27,000,000	26,986,957
Suncorp Group Limited 144A(z)	0.53	12-17-12	34,000,000	33,976,974
Suncorp Group Limited 144A(z)	0.54	12-12-12	23,000,000	22,985,855
Suncorp Group Limited 144A(z)	0.54	12-13-12	51,000,000	50,967,870
Suncorp Group Limited 144A(z)	0.55	12-10-12	19,000,000	18,988,679
Suncorp Group Limited 144A(z)	0.60	11-1-12	40,000,000	40,000,000
Suncorp Group Limited 144A(z)	0.60	11-7-12	21,000,000	20,997,900
Swedbank (z)	0.28	12-17-12	7,250,000	7,247,406
Swedbank (z)	0.30	11-14-12	38,000,000	37,995,883
Swedbank (z)	0.30	11-28-12	66,000,000	65,985,150
Swedbank (z)	0.30	11-30-12	26,000,000	25,993,717

4

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Swedbank (z)	0.30%	12-18-12	$107,000,000	$106,958,092
Swedbank (z)	0.31	11-8-12	24,000,000	23,998,553
Swedbank (z)	0.33	12-20-12	49,050,000	49,027,968
Swedbank (z)	0.49	7-3-13	78,000,000	77,740,953
Swedbank (z)	0.50	7-1-13	105,000,000	104,647,083
Swedbank (z)	0.50	7-2-13	52,000,000	51,824,500
Toyota Credit Canada Incorporated (z)	0.25	3-15-13	23,000,000	22,978,597
Toyota Credit Canada Incorporated (z)	0.25	3-19-13	30,000,000	29,971,250
Toyota Credit Canada Incorporated (z)	0.31	2-6-13	15,000,000	14,987,471
UOB Funding LLC (z)	0.22	1-23-13	40,875,000	40,854,267
UOB Funding LLC (z)	0.25	12-4-12	18,500,000	18,495,760
Westpac Securities NZ Limited 144A±	0.41	10-25-13	105,000,000	105,000,000
Westpac Securities NZ Limited 144A±	0.42	4-8-13	118,000,000	118,011,841
Westpac Securities NZ Limited 144A±	0.47	7-22-13	97,000,000	97,000,000
Westpac Securities NZ Limited 144A±	0.50	2-25-13	60,000,000	60,000,000
Westpac Securities NZ Limited 144A±	0.50	2-22-13	100,000,000	100,000,000
Westpac Securities NZ Limited 144A±	0.54	4-15-13	40,000,000	40,009,124

				5,789,121,553

Other Commercial Paper : 2.47%
ACTS Retirement Life Communities Incorporated (z)	0.50	11-8-12	5,000,000	4,999,514
ACTS Retirement Life Communities Incorporated (z)	0.50	11-8-12	5,000,000	4,999,514
Chevron Corporation 144A(z)	0.30	11-1-12	57,800,000	57,800,000
CNPC Finance 144A(z)	0.25	11-13-12	25,000,000	24,997,917
CNPC Finance 144A(z)	0.25	11-16-12	25,000,000	24,997,396
CNPC Finance 144A(z)	0.25	11-20-12	35,000,000	34,995,382
CNPC Finance 144A(z)	0.25	11-21-12	78,000,000	77,989,167
CNPC Finance 144A(z)	0.26	11-26-12	25,000,000	24,995,486
CNPC Finance 144A(z)	0.28	12-5-12	79,000,000	78,979,109
CNPC Finance 144A(z)	0.30	12-11-12	19,000,000	18,993,667
CNPC Finance 144A(z)	0.30	12-21-12	40,000,000	39,983,333
CNPC Finance 144A(z)	0.33	12-10-12	59,000,000	58,978,908
CNPC Finance 144A(z)	0.35	11-19-12	22,000,000	21,996,150
CNPC Finance 144A(z)	0.35	11-30-12	80,000,000	79,977,444
Motiva Enterprises LLC (z)	0.22	11-8-12	22,000,000	21,999,059
Toyota Motor Credit Corporation (z)	0.23	1-22-13	5,000,000	4,997,380
Toyota Motor Credit Corporation (z)	0.25	3-22-13	22,000,000	21,978,458
Toyota Motor Credit Corporation (z)	0.35	2-25-13	114,000,000	113,871,433

				717,529,317

Total Commercial Paper (Cost $11,782,857,976)				11,782,857,976

Municipal Obligations : 18.35%

Alabama : 0.22%

Variable Rate Demand Notes ø: 0.22%
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.22	5-1-41	32,000,000	32,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.22	5-1-41	21,140,000	21,140,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (IDR, JPMorgan Chase Bank LOC)	0.26	3-1-27	10,000,000	10,000,000

				63,140,000

Arizona : 0.22%

Variable Rate Demand Notes ø: 0.22%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, Mizuho Corporate Bank LOC)	0.22	7-1-35	28,800,000	28,800,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Arizona Health Facilities Authority Catholic West B (Health Revenue, PNC Bank NA LOC)	0.20%	7-1-35	$29,000,000	$29,000,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)	0.21	7-1-35	6,535,000	6,535,000

				64,335,000

California : 2.61%

Other Municipal Debt : 0.17%
Los Angeles County CA Metropolitan Transportation Authority (Transportation Revenue)	0.25	12-11-12	6,000,000	6,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11-1-12	16,000,000	16,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	2-1-13	13,000,000	13,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	11-19-12	8,000,000	8,000,000
San Jose CA International Airport Series C1 (Airport Revenue)	0.39	12-11-12	6,317,000	6,317,000

				49,317,000

Variable Rate Demand Notes ø: 2.44%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.27	7-1-47	14,190,000	14,190,000
California HFA Series B (Housing Revenue, FNMA LOC)	0.16	8-1-36	3,175,000	3,175,000
California HFFA Catholic Healthcare Series H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.21	7-1-35	64,965,000	64,965,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-35	26,100,000	26,100,000
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-33	19,800,000	19,800,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	5-30-13	151,000,000	151,000,000
California Statewide CDA Rady Children’s Hospital Series A (Health Revenue, U.S. Bank NA LOC)	0.19	8-15-47	42,845,000	42,845,000
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC-CR/AMBAC/TCRS/BNY Insured, Morgan Stanley Bank LIQ) 144A	0.27	12-1-45	25,710,000	25,710,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B (Health Revenue, Bank of America NA LOC)	0.22	12-1-38	19,300,000	19,300,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B-2 (Health Revenue, Bank of America NA LOC)	0.22	12-1-37	31,800,000	31,800,000
Los Angeles CA MFHR Fountain Park (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	3-15-34	32,615,000	32,615,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	13,200,000	13,200,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.24	12-1-40	52,580,000	52,580,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.21	2-1-35	18,000,000	18,000,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.23	8-15-28	48,900,000	48,900,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.22	8-1-37	31,295,000	31,295,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.18	4-1-38	11,800,000	11,800,000
San Francisco CA City & County Finance Corporation Mosc one Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.21	4-1-30	54,250,000	54,250,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.26	11-1-41	4,000,000	4,000,000

6

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC-CR/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.27%	9-1-38	$23,570,000	$23,570,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.23	5-15-35	10,430,000	10,430,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-1-45	8,875,000	8,875,000

				708,400,000

Colorado : 1.12%

Variable Rate Demand Notes ø: 1.12%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	10-1-33	13,420,000	13,420,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	11-1-36	795,000	795,000
Colorado HFA Class I Series A-2 (Housing Revenue, FNMA LOC)	0.21	5-1-38	10,185,000	10,185,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.22	11-1-26	12,240,000	12,240,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase Bank SPA)	0.23	10-1-38	49,420,000	49,420,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-38	12,540,000	12,540,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.22	11-1-36	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	5-1-50	80,815,000	80,815,000
Denver CO City & County Airport System Sub Series G1 (Airport Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	19,905,000	19,905,000
Denver CO City & County Airport System Sub Series G2 (Airport Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	19,000,000	19,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4251 (GO, JPMorgan Chase & Company LIQ) 144A	0.23	6-27-13	17,670,000	17,670,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.22	4-1-40	62,735,000	62,735,000

				324,170,000

District of Columbia : 0.40%

Other Municipal Debt : 0.04%
District of Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.22	12-11-12	12,200,000	12,200,000

Variable Rate Demand Note ø: 0.36%
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	4-1-38	103,500,000	103,500,000

Florida : 0.32%

Variable Rate Demand Notes ø: 0.32%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.20	3-1-38	5,530,000	5,530,000
Jacksonville Electric Authority Florida Electric System Series D (Utilities Revenue, U.S. Bank NA SPA)	0.23	10-1-38	33,000,000	33,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue, JPMorgan Chase Bank LIQ) 144A	0.26	1-1-20	7,995,000	7,995,000
Palm Bay FL Special Obligation Variable Taxable Pension Funding Project (Miscellaneous Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.50	10-1-37	24,230,000	24,230,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21	8-1-13	11,940,000	11,940,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21%	8-1-32	$10,940,000	$10,940,000

				93,635,000

Georgia : 0.25%

Variable Rate Demand Notes ø: 0.25%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.21	8-1-40	25,245,000	25,245,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.23	4-1-24	39,800,000	39,800,000
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.26	5-1-20	8,000,000	8,000,000

				73,045,000

Illinois : 1.44%

Variable Rate Demand Notes ø: 1.44%
Chicago IL Metropolitan Water Reclamation PFOTER Series 727 (Tax Revenue, Bank of America NA LIQ) 144A	0.24	12-1-28	47,810,000	47,810,000
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.24	1-1-25	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.24	1-1-35	20,040,000	20,040,000
Chicago IL PFOTER Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	1-1-41	7,985,000	7,985,000
Chicago IL Series B-1 (GO, JPMorgan Chase Bank SPA)	0.23	1-1-34	14,645,000	14,645,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	5-1-14	17,755,000	17,755,000
Cook County IL Series D (Tax Revenue)	0.22	11-1-30	61,000,000	61,000,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank SPA)	0.30	9-1-32	12,055,000	12,055,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.20	4-1-33	24,635,000	24,635,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.21	9-1-35	43,570,000	43,570,000
Illinois Finance Authority Swedish Covenant Series A (Health Revenue, PNC Bank NA LOC)	0.20	8-15-38	16,810,000	16,810,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)	0.25	1-1-27	13,090,000	13,090,000
Illinois International Port District Facilities (Port Authority Revenue, U.S. Bank NA LOC)	0.20	1-1-23	8,000,000	8,000,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.22	7-1-30	49,600,000	49,600,000
University of Illinois Utility Infrastructure Projects (Education Revenue, Bank of New York Mellon SPA)	0.22	8-15-21	75,760,000	75,760,000

				417,890,000

Indiana : 0.08%

Variable Rate Demand Notes ø: 0.08%
Indiana Finance Authority Indiana University Health Center Series K (Health Revenue, JPMorgan Chase Bank LOC)	0.24	3-1-33	20,375,000	20,375,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.24	8-1-17	3,600,000	3,600,000

				23,975,000

8

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 0.03%

Variable Rate Demand Note ø: 0.03%
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.23%	7-1-36	$7,885,000	$7,885,000

Kentucky : 0.18%

Variable Rate Demand Notes ø: 0.18%
Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.23	10-1-34	26,000,000	26,000,000
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.26	9-1-37	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.23	3-1-21	6,000,000	6,000,000

				52,000,000

Louisiana : 0.32%

Variable Rate Demand Notes ø: 0.32%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.22	8-1-35	76,400,000	76,400,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.26	2-1-45	16,280,000	16,280,000

				92,680,000

Maryland : 0.48%

Other Municipal Debt : 0.08%
Montgomery County MD Series 2009-A (GO)	0.22	11-15-12	23,000,000	23,000,000

Variable Rate Demand Notes ø: 0.40%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.23	7-1-32	45,210,000	45,210,000
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.21	9-1-33	12,000,000	12,000,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.25	7-1-43	44,500,000	44,500,000
Maryland Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.20	9-1-31	16,000,000	16,000,000

				117,710,000

Massachusetts : 0.10%

Variable Rate Demand Notes ø: 0.10%
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.21	10-1-34	10,235,000	10,235,000
Massachusetts Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured, Bank of America NA SPA)	0.21	11-1-26	19,270,000	19,270,000

				29,505,000

Michigan : 1.20%

Variable Rate Demand Notes ø: 1.20%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.22	9-1-50	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	9-1-50	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.20	9-1-50	22,000,000	22,000,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23%	4-1-40	$16,190,000	$16,190,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.25	10-1-37	61,730,000	61,730,000
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-32	34,945,000	34,945,000
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-33	26,995,000	26,995,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.23	12-1-28	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.23	12-1-33	37,320,000	37,320,000

				349,180,000

Minnesota : 0.15%

Variable Rate Demand Notes ø: 0.15%
Minnesota HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	7-1-38	2,770,000	2,770,000
Minnesota HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	7-1-48	4,400,000	4,400,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series A (Education Revenue, U.S. Bank NA LOC)	0.22	9-1-46	10,500,000	10,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.22	9-1-46	9,200,000	9,200,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC)	0.22	8-1-47	18,000,000	18,000,000

				44,870,000

Mississippi : 0.56%

Variable Rate Demand Notes ø: 0.56%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.21	6-1-23	27,620,000	27,620,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1 (IDR)	0.21	11-1-35	31,900,000	31,900,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.22	11-1-35	36,150,000	36,150,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.23	11-1-35	31,550,000	31,550,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.23	11-1-35	28,250,000	28,250,000
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Scotia Bank LOC)	0.22	2-1-22	8,145,000	8,145,000

				163,615,000

Missouri : 0.05%

Variable Rate Demand Note ø: 0.05%
Missouri HEFA Ascension Health Series C-3 (Health Revenue)	0.21	11-15-39	13,300,000	13,300,000

Nebraska : 0.11%

Variable Rate Demand Note ø: 0.11%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	8-1-39	33,325,000	33,325,000

10

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Nevada : 0.17%

Variable Rate Demand Notes ø: 0.17%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25%	3-1-38	$29,000,000	$29,000,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	5-1-37	20,300,000	20,300,000

				49,300,000

New Hampshire : 0.23%

Variable Rate Demand Notes ø: 0.23%
New Hampshire HEFA Philips Exeter Academy (Education Revenue, JPMorgan Chase Bank SPA)	0.24	9-1-42	15,000,000	15,000,000
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.20	6-1-38	24,815,000	24,815,000
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.20	12-1-32	26,232,000	26,232,000

				66,047,000

New Jersey : 0.41%

Variable Rate Demand Notes ø: 0.41%
New Jersey EDA NUI Corporation Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-26	16,000,000	16,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-32	24,000,000	24,000,000
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.24	11-1-39	9,625,000	9,625,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Water & Sewer Revenue, TD Bank NA LOC)	0.20	6-1-44	20,000,000	20,000,000
Royal Bank of Canada Municipal Products Incorporated (Tax Revenue, Royal Bank of Canada LOC) 144A	0.33	1-1-18	49,000,000	49,000,000

				118,625,000

New Mexico : 0.10%

Variable Rate Demand Notes ø: 0.10%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.31	4-1-37	12,000,000	12,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	11-1-39	17,235,000	17,235,000

				29,235,000

New York : 1.87%

Variable Rate Demand Notes ø: 1.87%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.18	1-1-40	17,380,000	17,380,000
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-25	16,100,000	16,100,000
Nassau County NY Health Care Corporation Series 2009 Sub Series B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.22	8-1-29	2,000,000	2,000,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-41	60,000,000	60,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-1-29	74,505,000	74,505,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20%	11-1-33	$8,000,000	$8,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-33	2,000,000	2,000,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.22	6-15-19	20,675,000	20,675,000
New York NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.23	1-1-36	9,220,000	9,220,000
New York NY Housing Development Corporation State Renaissance LLC Series A (Housing Revenue, FHLMC LIQ)	0.22	6-1-37	20,000,000	20,000,000
New York NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.26	1-1-16	7,000,000	7,000,000
New York NY Municipal Water and Sewer Finance Authority 2nd General Resolution Series A (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	0.24	6-15-32	41,850,000	41,850,000
New York NY Municipal Water Finance Authority Sub series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.22	6-15-45	35,640,000	35,640,000
New York NY Series D3 (GO, Bank of New York Mellon LOC)	0.20	10-1-39	29,005,000	29,005,000
New York NY Sub Series L-4 (Tax Revenue, U.S. Bank NA LOC)	0.22	4-1-38	33,550,000	33,550,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	4-1-14	23,470,000	23,470,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.22	7-1-34	19,380,000	19,380,000
New York State Housing Finance Agency Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-41	50,000,000	50,000,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase Bank SPA)	0.24	3-15-33	74,615,000	74,615,000

				544,390,000

North Carolina : 0.05%

Variable Rate Demand Note ø: 0.05%
North Carolina State HFA Home Ownership Series C (Housing Revenue, TD Bank NA SPA)	0.23	7-1-32	14,555,000	14,555,000

Ohio : 0.69%

Variable Rate Demand Notes ø: 0.69%
Franklin County OH Health Care Facilities Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.20	7-1-36	11,450,000	11,450,000
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue, Royal Bank of Canada SPA)	0.21	5-1-38	18,730,000	18,730,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.20	10-1-41	8,000,000	8,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23	9-1-38	24,725,000	24,725,000
Ohio Housing Finance Agency Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.20	9-1-36	19,850,000	19,850,000
Ohio Housing Finance Agency Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23	9-1-38	51,000,000	51,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.22	3-1-37	10,000,000	10,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series N (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.23	9-1-36	7,000,000	7,000,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.23	12-1-37	12,655,000	12,655,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.19	7-1-23	2,775,000	2,775,000

12

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Health Revenue, JPMorgan Chase Bank LOC)	0.23%	3-1-39	$33,350,000	$33,350,000

				199,535,000

Oklahoma : 0.03%

Variable Rate Demand Note ø: 0.03%
Oklahoma Development Finance Authority Seaboard Farms Incorporation Project (IDR, Bank of New York Mellon LOC)	0.22	3-1-27	8,800,000	8,800,000

Oregon : 0.17%

Variable Rate Demand Note ø: 0.17%
Port of Portland Oregon Special Obligation Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.23	3-1-36	49,700,000	49,700,000

Pennsylvania : 0.96%

Other Municipal Debt : 0.13%
Philadelphia PA IDA (Miscellaneous Revenue)	0.50	4-1-13	38,215,000	38,215,000

Variable Rate Demand Notes ø: 0.83%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.20	7-1-37	38,100,000	38,100,000
Montgomery County PA IDA New Regional Medical Center PFOTER PT4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.24	8-1-38	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.21	8-1-30	8,500,000	8,500,000
Pennsylvania HFA Series 88-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.22	10-1-36	6,270,000	6,270,000
Pennsylvania Housing Finance Agency PFOTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144A	0.24	10-1-39	12,725,000	12,725,000
Pennsylvania Housing Finance Agency Series 100-C (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-38	28,525,000	28,525,000
Pennsylvania Housing Finance Agency Series 86B (Housing Revenue, GO of Agency Insured, Bank of Tokyo-Mitsubishi SPA)	0.22	4-1-35	19,700,000	19,700,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, GO of Agency Insured, Bank of Tokyo-Mitsubishi SPA)	0.22	10-1-35	32,485,000	32,485,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-37	37,185,000	37,185,000
Pennsylvania State EDA Unemployment Compensation Series 2012 C (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	7-1-24	18,400,000	18,400,000
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.32	11-1-39	26,460,000	26,460,000

				242,350,000

Puerto Rico : 0.11%

Variable Rate Demand Note ø: 0.11%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.21	8-1-57	31,716,933	31,716,933

Rhode Island : 0.05%

Variable Rate Demand Note ø: 0.05%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	9-1-34	15,270,000	15,270,000

13

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 0.19%

Other Municipal Debt : 0.10%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22%	11-20-12	$11,000,000	$11,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.41	12-3-12	8,500,000	8,500,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.41	12-3-12	11,550,000	11,550,000

				31,050,000

Variable Rate Demand Note ø: 0.09%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.24	12-1-28	25,555,000	25,555,000

South Dakota : 0.09%

Variable Rate Demand Notes ø: 0.09%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.23	11-1-19	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-37	10,800,000	10,800,000

				25,800,000

Tennessee : 0.45%

Variable Rate Demand Notes ø: 0.45%
Chattanooga TN BB&T Online Banking Series 29 (Utilities Revenue, Branch Banking & Trust LIQ)	0.21	3-1-16	12,500,000	12,500,000
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR, Bank of America NA LOC)	0.23	1-1-28	44,000,000	44,000,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.19	7-1-33	7,415,000	7,415,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.21	7-1-33	1,450,000	1,450,000
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.22	1-1-33	16,945,000	16,945,000
Memphis TN JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	10-1-13	10,895,000	10,895,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.23	1-1-34	13,985,000	13,985,000
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Municipal Government Guaranty Insured, Bank of America NA SPA)	0.27	6-1-20	24,370,000	24,370,000

				131,560,000

Texas : 2.30%

Variable Rate Demand Notes ø: 2.30%
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.25	5-1-33	14,000,000	14,000,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project A (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-39	13,900,000	13,900,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.23	6-1-29	20,000,000	20,000,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (IDR)	0.20	11-1-38	28,975,000	28,975,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series A (IDR)	0.23	11-1-29	32,185,000	32,185,000

14

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)	0.23%	4-1-22	$9,000,000	$9,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.22	1-1-51	12,500,000	12,500,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (IDR)	0.25	12-1-27	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009B (Resource Recovery Revenue)	0.24	12-1-39	28,500,000	28,500,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009C (Resource Recovery Revenue)	0.24	12-1-39	34,800,000	34,800,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010A (Resource Recovery Revenue)	0.23	4-1-40	28,875,000	28,875,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010B (IDR)	0.23	4-1-40	28,800,000	28,800,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.23	11-1-40	64,000,000	64,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.24	11-1-40	36,000,000	36,000,000
Port Arthur TX Navigation District Environmental Facilities Various Refunding Motiva Enterprises LLC Project Series 2010 (Resource Recovery Revenue)	0.24	4-1-40	15,100,000	15,100,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.25	1-1-30	5,000,000	5,000,000
Port of Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.25	1-1-32	13,200,000	13,200,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	53,324,163	53,324,163
Texas State JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	8-30-13	182,000,000	182,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	6-1-45	2,100,000	2,100,000
Texas Veterans Housing Class ID (GO, JPMorgan Chase Bank SPA)	0.21	6-1-20	4,585,000	4,585,000
Texas Veterans Housing Class II Series E (GO, JPMorgan Chase Bank SPA)	0.21	12-1-26	20,560,000	20,560,000

				669,439,163

Utah : 0.03%

Variable Rate Demand Note ø: 0.03%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.24	11-1-45	8,163,000	8,163,000

Vermont : 0.11%

Variable Rate Demand Note ø: 0.11%
Vermont Student Assistance Corporation Series C-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.22	12-15-40	32,700,000	32,700,000

Virginia : 0.07%

Variable Rate Demand Notes ø: 0.07%
Fairfax County VA Morgan Stanley Solar Eclipse Series 2012-0001 (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.21	7-1-19	11,920,000	11,920,000

15

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.19%	12-1-38	$8,000,000	$8,000,000

				19,920,000

Washington : 0.10%
Variable Rate Demand Notes ø: 0.10%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	13,270,000	13,270,000
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase Bank LIQ) 144A	0.28	2-1-40	8,000,000	8,000,000
Washington State Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	6-1-27	7,805,000	7,805,000

				29,075,000

West Virginia : 0.03%

Variable Rate Demand Note ø: 0.03%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.21	4-1-27	8,000,000	8,000,000

Wisconsin : 0.19%

Variable Rate Demand Notes ø: 0.19%
Wisconsin Housing & EDA AMT Series A (Housing Revenue, GO of Authority Insured, FHLB SPA)	0.20	9-1-22	17,020,000	17,020,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.23	9-1-35	5,250,000	5,250,000
Wisconsin Housing & EDA Series F (Housing Revenue, Bank of Nova Scotia SPA)	0.23	5-1-30	8,055,000	8,055,000
Wisconsin Housing & EDA Series F (Housing Revenue, Bank of Nova Scotia SPA)	0.23	11-1-30	13,825,000	13,825,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR/AMBAC Insured, JPMorgan Chase Bank LIQ)	0.25	7-1-13	9,975,000	9,975,000

				54,125,000

Wyoming : 0.11%

Variable Rate Demand Note ø: 0.11%
Wyoming CDA (Housing Revenue, Bank of America NA SPA)	0.23	12-1-32	31,000,000	31,000,000

Total Municipal Obligations (Cost $5,334,803,096)				5,334,803,096

Other Instruments : 0.27%
Commonwealth Bank of Australia Fixed Rate Note 144A	5.00	11-6-12	40,000,000	40,025,520
HSBC Bank plc Floating Rate Note 144A±	0.72	1-18-13	29,000,000	29,027,663
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-12	9,680,000	9,680,000

Total Other Instruments (Cost $78,733,183)				78,733,183

Government Agency Debt : 1.74%
FHLB ±	0.31	2-5-13	57,000,000	56,993,950
FHLB ±	0.33	3-7-13	84,000,000	83,991,190
FHLB ±	0.33	5-9-13	18,000,000	17,997,160
FHLB ±	0.34	3-28-13	87,500,000	87,492,626
FHLB ±	0.35	5-2-13	45,000,000	44,995,433
FHLB ±	0.36	4-1-13	88,000,000	88,000,000
FHLB ±	0.36	5-17-13	94,000,000	94,000,000

16

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±		0.38%	5-17-13	$33,000,000	$33,000,000

Total Government Agency Debt (Cost $506,470,359)					506,470,359

Other Notes : 1.10%

Corporate Bonds and Notes : 1.10%
JPMorgan Chase & Company ±		0.59	11-1-12	37,000,000	37,000,000
JPMorgan Chase & Company ±		1.08	2-26-13	72,297,000	72,415,729
JPMorgan Chase Bank NA ±		0.33	11-21-12	35,000,000	35,001,743
JPMorgan Chase Bank NA ±		0.39	11-16-12	10,000,000	10,000,000
JPMorgan Chase Bank NA ±		0.39	1-18-13	62,500,000	62,497,343
Toyota Motor Credit Corporation ±		0.40	7-19-13	102,000,000	102,000,000

Total Other Notes (Cost $318,914,815)					318,914,815

Repurchase Agreements ^^: 15.06%
Bank of Nova Scotia, dated 10-31-2012, maturity value $529,004,408 (1)		0.30	11-1-12	529,000,000	529,000,000
BNP Paribas Securities Corporation, dated 10-31-2012 maturity value $314,002,617 (2)		0.30	11-1-12	314,000,000	314,000,000
Citigroup Global Markets, dated 10-31-2012, maturity value $441,003,430 (3)		0.28	11-1-12	441,000,000	441,000,000
Deutsche Bank Securities, dated 10-31-2012, maturity value $189,001,838 (4)		0.35	11-1-12	189,000,000	189,000,000
Goldman Sachs & Company, dated 10-31-2012, maturity value $214,001,783 (5)		0.30	11-1-12	214,000,000	214,000,000
Morgan Stanley & Company, dated 10-31-2012, maturity value $378,003,675 (6)		0.35	11-1-12	378,000,000	378,000,000
RBC Capital Markets, dated 10-31-2012, maturity value $567,005,513 (7)		0.35	11-1-12	567,000,000	567,000,000
Societe Generale NY, dated 10-31-2012 maturity value 1,286,010,717 (8)		0.30	11-1-12	1,286,000,000	1,286,000,000
UBS Securities LLC, dated 10-31-2012, maturity value $213,007,810 (9)		0.22	11-6-12	213,000,000	213,000,000
UBS Securities LLC, dated 10-31-2012, maturity value $249,001,453 (10)		0.21	11-1-12	249,000,000	249,000,000

Total Repurchase Agreements (Cost $4,380,000,000)					4,380,000,000

		Yield

Treasury Debt : 1.03%
U.S. Treasury Bill (z)		0.14	2-28-13	79,000,000	78,963,440
U.S. Treasury Bill (z)		0.15	4-11-13	85,000,000	84,944,880
U.S. Treasury Bill (z)		0.15	2-21-13	137,000,000	136,939,013

Total Treasury Debt (Cost $300,847,333)					300,847,333

Total investments in securities (Cost $29,237,170,058)*	100.56%				29,237,170,058
Other assets and liabilities, net	(0.56)				(162,653,962)

Total net assets	100.00%				$29,074,516,096

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

17

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.00%, 5-1-27 to 9-1-42, fair value including accrued interest is $544,870,000.
(2)	U.S. government securities, 0.875% to 2.625%, 12-31-14 to 11-30-16, fair value including accrued interest is $320,280,013.
(3)	U.S. government securities, 0.625% to 1.125%, 4-15-13 to 2-15-42, fair value including accrued interest is $449,820,071.
(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $194,670,000.
(5)	U.S. government securities, 0.00% to 3.60%, 1-1-19 to 10-1-42, fair value including accrued interest is $220,420,000.
(6)	U.S. government securities, 3.00% to 5.00%, 7-1-26 to 11-1-42, fair value including accrued interest is $389,340,000.
(7)	U.S. government securities, 2.50% to 8.00%, 5-1-13 to 8-1-47, fair value including accrued interest is $584,012,038.
(8)	U.S. government securities, 0.00% to 6.00%, 11-14-12 to 9-15-42, fair value including accrued interest is $1,321,610,256.
(9)	U.S. government securities, 3.00% to 4.00%, 6-1-22 to 9-1-42, fair value including accrued interest is $219,409,844.
(10)	U.S. government securities, 3.00% to 4.50%, 6-1-22 to 10-1-42, fair value including accrued interest is $257,069,791.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

18

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS —October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 19.57%
Banco Del Estado De Chile	0.20%	11-5-12	$15,000,000	$15,000,000
Banco Del Estado De Chile	0.26	1-4-13	15,000,000	15,000,000
Bank of Montreal	0.19	12-31-12	20,000,000	20,000,000
Bank of Montreal	0.20	1-15-13	34,000,000	34,000,000
Bank of Montreal	0.27	3-25-13	16,000,000	16,000,000
Bank of Nova Scotia ±	0.41	12-14-12	1,000,000	1,000,244
Bank of Tokyo-Mitsubishi LLC	0.18	11-1-12	30,875,000	30,875,000
Bank of Tokyo-Mitsubishi LLC	0.18	11-6-12	35,000,000	35,000,000
Barclays Bank plc ±	0.84	3-15-13	33,000,000	33,000,000
Barclays Bank plc ±	0.84	6-28-13	13,000,000	13,000,000
Barclays Bank plc ±	0.96	9-30-13	13,000,000	13,000,000
Canadian Imperial Bank ±	0.72	6-3-13	3,000,000	3,005,446
CBA Delaware Finance Incorporated	0.23	11-7-12	21,000,000	21,000,070
DNB Nor Bank ASA	0.28	1-14-13	17,000,000	17,000,000
DNB Nor Bank ASA	0.30	1-7-13	5,000,000	5,000,186
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-8-13	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-9-13	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-10-13	15,000,000	15,000,000
Mizuho Corporate Bank Limited	0.23	11-13-12	10,000,000	9,999,766
National Australia Bank Limited	0.24	11-13-12	5,000,000	5,000,100
National Australia Bank Limited	0.33	1-18-13	10,000,000	10,002,179
National Bank of Kuwait	0.19	11-1-12	25,000,000	25,000,000
Nordea Bank plc	0.24	12-7-12	15,000,000	15,000,449
Norinchukin Bank	0.17	11-2-12	47,000,000	47,000,000
Norinchukin Bank	0.17	11-5-12	40,000,000	40,000,000
Norinchukin Bank	0.39	1-11-13	3,000,000	3,000,532
Oversea-Chinese Banking Corporation Limited	0.20	1-9-13	13,000,000	12,999,875
Royal Bank of Canada ±	0.36	7-26-13	16,000,000	16,000,000
Royal Bank of Canada ±	0.49	8-12-13	16,000,000	16,000,000
Royal Bank of Canada ±	0.49	8-6-13	7,000,000	7,000,000
Royal Bank of Canada ±	0.76	12-17-12	20,000,000	20,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	37,000,000	37,000,000
State Street Bank & Trust	0.20	1-14-13	17,000,000	17,000,000
State Street Bank & Trust	0.20	1-17-13	17,000,000	17,000,000
State Street Bank & Trust	0.20	1-18-13	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-9-13	21,000,000	21,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-10-13	21,000,000	21,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-11-13	14,000,000	14,000,000
Sumitomo Mitsui Banking Corporation	0.30	12-19-12	6,000,000	6,000,399
Svenska Handlesbanken	0.17	11-1-12	40,000,000	40,000,000
Svenska Handlesbanken	0.24	12-17-12	7,000,000	6,999,911
Swedbank	0.31	11-9-12	6,000,000	6,000,000
Toronto-Dominion Bank	0.17	11-6-12	13,000,000	13,000,000
Toronto-Dominion Bank	0.19	12-28-12	22,000,000	22,000,000
Toronto-Dominion Bank	0.29	2-4-13	19,000,000	19,000,000
Toronto-Dominion Bank ±	0.31	7-26-13	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.32	10-21-13	20,000,000	20,000,000
Toronto-Dominion Bank	0.40	9-13-13	10,000,000	10,000,000

Total Certificates of Deposit (Cost $856,884,157)				856,884,157

Commercial Paper : 43.10%

Asset-Backed Commercial Paper : 21.35%
Alpine Securitization 144A(z)	0.21	11-19-12	17,000,000	16,998,215
Alpine Securitization 144A(z)	0.21	11-21-12	12,000,000	11,998,600
Anglesea Funding LLC 144A(z)	0.35	11-2-12	8,000,000	7,999,922
Anglesea Funding LLC 144A(z)	0.35	11-7-12	11,000,000	10,999,358
CAFCO LLC 144A(z)	0.23	11-27-12	20,000,000	19,996,678
Charta LLC 144A(z)	0.23	11-21-12	10,000,000	9,998,722
Charta LLC 144A(z)	0.23	11-27-12	20,000,000	19,996,678
Charta LLC 144A(z)	0.25	12-7-12	10,000,000	9,997,500
Ciesco LLC 144A(z)	0.30	11-5-12	6,000,000	5,999,800
Ciesco LLC 144A(z)	0.32	11-6-12	7,000,000	6,999,689
Collateralized Commercial Paper Company LLC (z)	0.36	2-20-13	46,000,000	45,948,940

1

PORTFOLIO OF INVESTMENTS —October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC (z)	0.38%	1-28-13	$30,000,000	$29,972,133
Concord Minutemen Capital Company 144A(z)	0.37	11-6-12	8,000,000	7,999,589
Crown Point Capital Company 144A(z)	0.27	11-5-12	10,000,000	9,999,700
Fairway Finance Corporation ±144A	0.25	11-9-12	3,000,000	3,000,020
Gotham Funding Corporation 144A(z)	0.21	11-5-12	7,000,000	6,999,837
Gotham Funding Corporation 144A(z)	0.21	11-6-12	20,000,000	19,999,417
Gotham Funding Corporation 144A(z)	0.21	11-9-12	6,000,000	5,999,720
Gotham Funding Corporation 144A(z)	0.21	11-14-12	14,000,000	13,998,938
Gotham Funding Corporation 144A(z)	0.21	11-27-12	8,000,000	7,998,787
Gotham Funding Corporation 144A(z)	0.26	1-8-13	14,000,000	13,993,124
Gotham Funding Corporation 144A(z)	0.27	1-3-13	10,000,000	9,995,275
Govco LLC 144A(z)	0.29	11-27-12	8,000,000	7,998,324
Govco LLC 144A(z)	0.32	11-7-12	6,000,000	5,999,680
Legacy Capital Company 144A(z)	0.40	1-18-13	12,000,000	11,989,600
Legacy Capital Company 144A(z)	0.48	11-7-12	20,000,000	19,998,400
Lexington Parker Capital Company LLC 144A(z)	0.40	1-18-13	20,000,000	19,982,667
Lexington Parker Capital Company LLC 144A(z)	0.48	11-9-12	20,000,000	19,997,867
Liberty Funding LLC 144A(z)	0.19	11-1-12	4,000,000	4,000,000
Liberty Funding LLC 144A(z)	0.19	11-2-12	5,000,000	4,999,974
Liberty Funding LLC 144A(z)	0.20	11-26-12	14,000,000	13,998,056
Liberty Funding LLC 144A(z)	0.22	11-15-12	22,000,000	21,998,118
Liberty Funding LLC 144A(z)	0.22	12-3-12	2,000,000	1,999,609
Liberty Funding LLC 144A(z)	0.22	12-17-12	7,000,000	6,998,032
Liberty Funding LLC 144A(z)	0.22	1-16-13	7,000,000	6,996,749
Liberty Funding LLC 144A(z)	0.22	1-23-13	8,000,000	7,995,942
Liberty Funding LLC 144A(z)	0.23	11-13-12	17,000,000	16,998,696
Market Street Funding Corporation 144A(z)	0.35	11-1-12	8,000,000	8,000,000
MetLife Short Term Funding 144A(z)	0.24	11-5-12	13,000,000	12,999,653
MetLife Short Term Funding ±144A	0.81	12-7-12	6,000,000	6,003,536
Old Line Funding LLC 144A(z)	0.20	12-4-12	1,000,000	999,817
Old Line Funding LLC 144A(z)	0.20	12-5-12	9,000,000	8,998,300
Old Line Funding LLC 144A(z)	0.20	12-10-12	10,000,000	9,997,833
Old Line Funding LLC 144A(z)	0.35	2-8-13	7,000,000	6,993,263
Regency Markets No.1 LLC 144A(z)	0.21	11-7-12	11,000,000	10,999,615
Regency Markets No.1 LLC 144A(z)	0.21	11-14-12	15,000,000	14,998,863
Regency Markets No.1 LLC 144A(z)	0.21	11-15-12	15,000,000	14,998,775
Regency Markets No.1 LLC 144A(z)	0.21	11-20-12	15,000,000	14,998,338
Regency Markets No.1 LLC 144A(z)	0.21	11-26-12	10,000,000	9,998,542
Salisbury Receivables Company 144A(z)	0.30	12-7-12	5,000,000	4,998,500
Salisbury Receivables Company 144A(z)	0.31	12-5-12	6,000,000	5,998,243
Salisbury Receivables Company 144A(z)	0.33	11-7-12	3,000,000	2,999,835
Salisbury Receivables Company 144A(z)	0.39	1-15-13	6,000,000	5,995,125
Sheffield Receivables Corporation 144A(z)	0.25	1-17-13	25,000,000	24,986,632
Sheffield Receivables Corporation 144A(z)	0.30	12-7-12	5,000,000	4,998,500
Sheffield Receivables Corporation 144A(z)	0.33	11-7-12	1,000,000	999,945
Sheffield Receivables Corporation 144A(z)	0.36	2-6-13	4,000,000	3,996,120
Sheffield Receivables Corporation 144A(z)	0.39	1-11-13	8,000,000	7,993,847
Straight-A Funding LLC 144A(z)	0.18	1-14-13	15,000,000	14,994,450
Straight-A Funding LLC 144A(z)	0.18	1-15-13	13,000,000	12,995,125
Straight-A Funding LLC 144A(z)	0.18	1-16-13	25,000,000	24,990,500
Straight-A Funding LLC 144A(z)	0.18	1-22-13	10,000,000	9,995,900
Straight-A Funding LLC 144A(z)	0.18	1-23-13	10,000,000	9,995,850
Surrey Funding Corporation 144A(z)	0.36	2-7-13	4,000,000	3,996,080
Surrey Funding Corporation 144A(z)	0.37	1-30-13	10,000,000	9,990,750
Sydney Capital Corporation 144A(z)	0.30	11-14-12	8,000,000	7,999,133
Sydney Capital Corporation 144A(z)	0.30	12-13-12	7,000,000	6,997,550
Sydney Capital Corporation 144A(z)	0.30	12-14-12	6,000,000	5,997,850
Sydney Capital Corporation 144A(z)	0.30	12-18-12	3,000,000	2,998,825
Sydney Capital Corporation 144A(z)	0.30	1-8-13	11,000,000	10,993,766
Thunder Bay Funding LLC 144A(z)	0.20	11-20-12	14,000,000	13,998,522
Thunder Bay Funding LLC 144A(z)	0.20	12-4-12	10,000,000	9,998,167
Thunder Bay Funding LLC 144A(z)	0.20	12-5-12	6,000,000	5,998,867
Thunder Bay Funding LLC 144A(z)	0.20	12-17-12	4,000,000	3,998,978
Thunder Bay Funding LLC 144A(z)	0.20	12-20-12	2,000,000	1,999,456
Thunder Bay Funding LLC 144A(z)	0.35	2-1-13	2,000,000	1,998,211

2

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Thunder Bay Funding LLC 144A(z)	0.35%	2-7-13	$6,000,000	$5,994,283
Victory Receivables 144A(z)	0.21	11-13-12	9,000,000	8,999,370
Victory Receivables 144A(z)	0.21	11-14-12	4,000,000	3,999,697
Victory Receivables 144A(z)	0.21	11-19-12	20,000,000	19,997,900
Victory Receivables 144A(z)	0.21	11-20-12	20,000,000	19,997,783
Victory Receivables 144A(z)	0.21	11-26-12	7,000,000	6,998,979
Victory Receivables 144A(z)	0.23	11-9-12	8,000,000	7,999,591
Victory Receivables 144A(z)	0.24	12-3-12	9,000,000	8,998,080
Victory Receivables 144A(z)	0.26	1-11-13	15,000,000	14,992,308
White Point Funding Incorporated 144A(z)	0.34	11-7-12	4,000,000	3,999,773
White Point Funding Incorporated 144A(z)	0.52	11-19-12	3,000,000	2,999,220
Working Capital Management Company 144A(z)	0.22	11-1-12	2,000,000	2,000,000
Working Capital Management Company 144A(z)	0.22	11-2-12	10,000,000	9,999,939
Working Capital Management Company 144A(z)	0.27	11-29-12	6,000,000	5,998,740

				934,709,281

Financial Company Commercial Paper : 18.71%
ASB Finance Limited ±144A	0.42	4-8-13	8,000,000	8,000,000
ASB Finance Limited ±144A	0.50	2-25-13	22,000,000	22,000,000
ASB Finance Limited ±144A	0.54	7-23-13	9,000,000	9,000,000
Banco De Credito E Inversiones 144A(z)	0.45	11-9-12	18,000,000	17,998,200
Barclays Bank plc 144A(z)	0.30	1-22-13	15,000,000	14,989,750
Barclays Bank plc 144A(z)	0.30	1-28-13	20,000,000	19,985,333
BNZ International Funding Limited ±144A	0.41	11-1-13	15,000,000	15,000,000
BNZ International Funding Limited ±144A	0.45	10-2-13	14,000,000	14,000,000
BNZ International Funding Limited ±144A	0.49	2-28-13	4,000,000	4,000,015
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	11-20-12	5,000,000	4,999,499
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	12-17-12	4,000,000	3,998,927
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-6-12	14,000,000	13,999,572
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-7-12	9,000,000	8,999,670
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-16-12	18,000,000	17,998,350
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-6-12	5,000,000	4,998,931
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-27-12	10,000,000	9,996,578
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-17-13	4,000,000	3,998,118
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	11-8-12	7,000,000	6,999,687
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	1-4-13	3,000,000	2,998,773
Commonwealth Bank of Australia 144A(z)	0.21	1-16-13	26,000,000	25,988,473
Commonwealth Bank of Australia 144A(z)	0.23	1-23-13	20,000,000	19,989,625
CPPIB Capital Incorporated 144A(z)	0.17	11-20-12	10,000,000	9,999,103
CPPIB Capital Incorporated 144A(z)	0.17	11-21-12	15,000,000	14,998,583
CPPIB Capital Incorporated 144A(z)	0.17	1-15-13	17,000,000	16,993,979
CPPIB Capital Incorporated 144A(z)	0.20	12-27-12	4,000,000	3,998,756
Credit Suisse New York (z)	0.24	11-13-12	11,000,000	10,999,120
Credit Suisse New York (z)	0.24	11-20-12	22,000,000	21,997,213
Credit Suisse New York (z)	0.24	11-29-12	22,000,000	21,995,893
DNB Nor Bank ASA 144A(z)	0.23	12-21-12	8,000,000	7,997,444
DNB Nor Bank ASA 144A(z)	0.27	1-11-13	6,000,000	5,996,805
DNB Nor Bank ASA 144A(z)	0.30	1-22-13	20,000,000	19,986,561
DNB Nor Bank ASA ±144A	0.52	9-20-13	24,000,000	24,000,000
General Electric Capital Company (z)	0.28	12-26-12	13,000,000	12,994,439
General Electric Capital Company (z)	0.28	12-28-12	13,000,000	12,994,237
HSBC Bank plc ±144A	0.47	10-15-13	10,000,000	10,000,000
HSBC Bank plc ±144A	0.49	10-1-13	10,000,000	10,000,000
JPMorgan Chase & Company ±	0.37	3-6-13	7,000,000	7,000,000
Nationwide Building Society 144A(z)	0.42	12-5-12	17,000,000	16,993,257
Nationwide Building Society 144A(z)	0.42	12-6-12	3,000,000	2,998,775
Nationwide Building Society 144A(z)	0.42	12-12-12	11,000,000	10,994,738
Nationwide Building Society 144A(z)	0.42	12-19-12	14,000,000	13,992,160
Nationwide Building Society 144A(z)	0.55	4-4-13	15,000,000	14,964,708
Nordea North America (z)	0.23	1-16-13	11,000,000	10,994,659
Oversea-Chinese Banking Corporation Limited (z)	0.22	12-13-12	4,000,000	3,998,973
Prudential plc 144A(z)	0.32	1-17-13	4,000,000	3,997,262
Prudential plc 144A(z)	0.40	11-1-12	3,000,000	3,000,000
Prudential plc 144A(z)	0.40	11-5-12	5,000,000	4,999,778

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Skandinaviska Enskilda Banken AB 144A(z)	0.42%	5-15-13	$14,000,000	$13,968,340
Skandinaviska Enskilda Banken AB 144A(z)	0.60	7-8-13	35,000,000	34,854,750
Suncorp Group Limited 144A(z)	0.37	12-18-12	5,000,000	4,997,585
Suncorp Group Limited 144A(z)	0.53	12-17-12	7,000,000	6,995,259
Suncorp Group Limited 144A(z)	0.54	12-12-12	2,000,000	1,998,770
Suncorp Group Limited 144A(z)	0.54	12-13-12	15,000,000	14,990,550
Suncorp Group Limited 144A(z)	0.55	12-10-12	5,000,000	4,997,021
Suncorp Group Limited 144A(z)	0.60	11-1-12	10,000,000	10,000,000
Suncorp Group Limited 144A(z)	0.60	11-7-12	3,000,000	2,999,700
Swedbank (z)	0.28	12-17-12	1,000,000	999,642
Swedbank (z)	0.30	11-14-12	9,000,000	8,999,025
Swedbank (z)	0.30	12-18-12	15,000,000	14,994,125
Swedbank (z)	0.31	11-8-12	8,000,000	7,999,518
Swedbank (z)	0.49	7-3-13	25,000,000	24,916,972
Swedbank (z)	0.50	7-1-13	14,000,000	13,952,944
Swedbank (z)	0.50	7-2-13	8,000,000	7,973,000
Toyota Credit Canada Incorporated (z)	0.25	3-15-13	3,000,000	2,997,208
Toyota Credit Canada Incorporated (z)	0.25	3-19-13	5,000,000	4,995,208
UOB Funding LLC (z)	0.22	1-23-13	6,000,000	5,996,957
UOB Funding LLC (z)	0.25	12-4-12	4,000,000	3,999,083
Westpac Securities NZ Limited ±144A	0.41	10-25-13	17,000,000	17,000,000
Westpac Securities NZ Limited ±144A	0.42	4-8-13	7,000,000	7,000,000
Westpac Securities NZ Limited ±144A	0.47	7-22-13	11,000,000	11,000,000
Westpac Securities NZ Limited ±144A	0.50	2-25-13	14,000,000	14,000,000
Westpac Securities NZ Limited ±144A	0.50	2-22-13	23,000,000	23,000,000
Westpac Securities NZ Limited ±144A	0.54	4-15-13	5,000,000	5,001,141

				819,452,742

Other Commercial Paper : 3.04%
ACTS Retirement Life Communities Incorporated (z)	0.50	11-8-12	2,000,000	1,999,806
ACTS Retirement Life Communities Incorporated (z)	0.50	11-8-12	2,000,000	1,999,806
Chevron Corporation 144A(z)	0.30	11-1-12	11,000,000	11,000,000
CNPC Finance 144A(z)	0.25	11-13-12	4,000,000	3,999,667
CNPC Finance 144A(z)	0.25	11-20-12	3,000,000	2,999,604
CNPC Finance 144A(z)	0.25	11-21-12	5,000,000	4,999,306
CNPC Finance 144A(z)	0.28	12-5-12	11,000,000	10,997,091
CNPC Finance 144A(z)	0.30	12-21-12	26,000,000	25,989,167
CNPC Finance 144A(z)	0.33	12-10-12	3,000,000	2,998,928
CNPC Finance 144A(z)	0.35	11-19-12	1,000,000	999,825
CNPC Finance 144A(z)	0.35	11-30-12	8,000,000	7,997,744
Motiva Enterprises LLC (z)	0.22	11-8-12	3,000,000	2,999,872
Motiva Enterprises LLC (z)	0.25	11-13-12	20,000,000	19,998,333
Toyota Motor Credit Corporation (z)	0.23	1-22-13	8,000,000	7,995,809
Toyota Motor Credit Corporation (z)	0.25	3-22-13	4,000,000	3,996,083
Toyota Motor Credit Corporation (z)	0.35	2-25-13	22,000,000	21,975,189

				132,946,230

Total Commercial Paper (Cost $1,887,108,253)				1,887,108,253

Government Agency Debt : 2.28%
FHLB ±	0.31	2-5-13	10,000,000	9,998,939
FHLB ±	0.33	3-7-13	16,000,000	15,998,322
FHLB ±	0.33	5-9-13	3,000,000	2,999,527
FHLB ±	0.34	3-28-13	16,000,000	15,998,652
FHLB ±	0.35	5-2-13	7,000,000	6,999,290
FHLB ±	0.36	4-1-13	15,000,000	15,000,000
FHLB ±	0.36	5-17-13	16,000,000	16,000,000
FHLB ±	0.38	5-17-13	6,000,000	6,000,000
Overseas Private Investment Corporation ±	0.18	7-9-26	11,000,000	11,000,000

Total Government Agency Debt (Cost $99,994,730)				99,994,730

4

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 22.29%

Alabama : 0.34%

Variable Rate Demand Notes ø: 0.34%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.27%	11-15-46	$10,000,000	$10,000,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.21	12-1-43	5,000,000	5,000,000

				15,000,000

California : 2.66%

Other Municipal Debt : 0.48%
Los Angeles County CA Metropolitan Transportation Authority (Transportation Revenue)	0.25	12-11-12	2,000,000	2,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11-1-12	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	2-1-13	3,000,000	3,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.22	11-15-12	9,000,000	9,000,000
San Francisco CA City & County Public Utilities Commission Series A2T (Utilities Revenue)	0.20	11-19-12	2,000,000	2,000,000
San Jose CA International Airport Series C1 (Airport Revenue)	0.39	12-11-12	2,000,000	2,000,000

				21,000,000

Variable Rate Demand Notes ø: 2.18%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.27	7-1-47	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum Project (Miscellaneous Revenue, Bank of America NA LOC)	0.27	12-1-36	5,000,000	5,000,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	5-30-13	30,000,000	30,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase Bank LIQ) 144A	0.22	8-1-31	4,145,000	4,145,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	8-1-18	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	10-1-19	500,000	500,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.21	2-1-35	7,000,000	7,000,000
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR/FSA-CR/AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.23	11-15-13	9,945,000	9,945,000
San Bernardino County CA COP Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.25	3-1-17	4,126,000	4,126,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	1-15-35	3,500,000	3,500,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-32	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	0.26	12-1-33	1,930,000	1,930,000
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	6-15-34	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-32	1,800,000	1,800,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-1-45	2,000,000	2,000,000

				95,446,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 1.04%

Variable Rate Demand Notes ø: 1.04%
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.22%	5-1-38	$6,000,000	$6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	5-1-50	15,425,000	15,425,000
Denver CO City & County Airport System Sub Series G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	4,000,000	4,000,000
Denver CO City & County Airport System Sub Series G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	8,050,000	8,049,999
JPMorgan Chase PUTTER/DRIVER Trust Series 4251 (GO, JPMorgan Chase & Company LIQ) 144A	0.23	6-27-13	1,920,000	1,920,000
RBC Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.24	11-15-25	10,000,000	10,000,000

				45,394,999

Connecticut : 0.34%

Variable Rate Demand Notes ø: 0.34%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.20	5-15-34	10,000,000	10,000,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase Bank LOC)	0.29	2-1-26	5,000,000	5,000,000

				15,000,000

Delaware : 0.15%

Variable Rate Demand Note ø: 0.15%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.90	9-1-34	6,640,000	6,640,000

District of Columbia : 0.27%

Other Municipal Debt : 0.07%
District of Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.22	12-11-12	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.20%
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	4-1-38	9,000,000	9,000,000

Florida : 0.18%

Variable Rate Demand Notes ø: 0.18%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.20	3-1-38	1,910,000	1,910,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue, JPMorgan Chase Bank LIQ) 144A	0.26	1-1-20	2,000,000	2,000,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21	8-1-13	1,990,000	1,990,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured, U.S. Bank NA LIQ)	0.21	8-1-32	1,990,000	1,990,000

				7,890,000

6

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Georgia : 0.61%

Variable Rate Demand Notes ø: 0.61%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.46%	10-1-39	$5,205,000	$5,205,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.21	8-1-40	6,990,000	6,990,000
Richmond County GA Development Authority (Education Revenue, JPMorgan Chase Bank LOC)	0.20	7-1-37	14,625,000	14,625,000

				26,820,000

Illinois : 0.52%

Variable Rate Demand Notes ø: 0.52%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.24	1-1-25	935,000	935,000
Chicago IL Series B-1 (GO, JPMorgan Chase Bank SPA)	0.23	1-1-34	7,815,000	7,815,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.21	5-1-14	3,990,000	3,990,000
Cook County IL Series D (Tax Revenue)	0.22	11-1-30	2,000,000	2,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.22	7-1-41	3,000,000	3,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR/MBIA Insured, JPMorgan Chase Bank LIQ)	0.22	3-1-14	4,980,000	4,980,000

				22,720,000

Indiana : 0.09%

Variable Rate Demand Note ø: 0.09%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.20	11-1-39	4,000,000	4,000,000

Iowa : 0.32%

Variable Rate Demand Note ø: 0.32%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, CitiBank NA LOC)	0.30	6-1-39	13,940,000	13,940,000

Kentucky : 0.07%

Variable Rate Demand Note ø: 0.07%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.23	1-1-33	3,000,000	3,000,000

Louisiana : 0.16%

Variable Rate Demand Note ø: 0.16%
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46	7-1-36	6,900,000	6,900,000

Maryland : 0.41%

Other Municipal Debt : 0.09%
Montgomery County MD Series 2009-A (GO)	0.22	11-15-12	4,000,000	4,000,000

Variable Rate Demand Notes ø: 0.32%
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.22	9-1-40	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.26	1-1-29	5,930,000	5,930,000
Maryland Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.20	9-1-31	2,000,000	2,000,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
PFOTER (Tax Revenue, Bank of America NA LIQ)	0.25%	10-15-22	$2,200,000	$2,200,000

				14,130,000

Massachusetts : 0.05%

Variable Rate Demand Note ø: 0.05%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18	10-1-31	2,260,000	2,260,000

Michigan : 0.60%

Variable Rate Demand Notes ø: 0.60%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-40	3,965,000	3,965,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.25	10-1-37	7,415,000	7,415,000
Michigan State University Revenues Series A (Education Revenue, Northern Trust Company SPA)	0.20	2-15-33	4,000,000	4,000,000
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-32	4,000,000	4,000,000
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-33	5,000,000	5,000,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.26	5-1-20	2,000,000	2,000,000

				26,380,000

Minnesota : 0.09%

Variable Rate Demand Note ø: 0.09%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.51	10-1-38	4,100,000	4,100,000

Mississippi : 0.07%

Variable Rate Demand Note ø: 0.07%
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Scotia Bank LOC)	0.22	2-1-22	3,000,000	3,000,000

Missouri : 0.14%

Variable Rate Demand Note ø: 0.14%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.22	4-15-34	6,000,000	6,000,000

Nebraska : 0.23%

Variable Rate Demand Note ø: 0.23%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	8-1-39	9,910,000	9,910,000

Nevada : 0.59%

Variable Rate Demand Notes ø: 0.59%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	3-1-38	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.26	10-1-35	7,670,000	7,670,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	5-1-37	12,000,000	12,000,000

				25,670,000

8

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 0.09%

Variable Rate Demand Note ø: 0.09%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.20%	6-1-38	$3,835,000	$3,835,000

New Jersey : 1.17%

Variable Rate Demand Notes ø: 1.17%
New Jersey EDA NUI Corporation Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-26	5,000,000	5,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-32	6,000,000	6,000,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.46	6-27-13	18,000,000	18,002,434
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.21	12-15-23	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated (Tax Revenue, Royal Bank of Canada LOC) 144A	0.33	1-1-18	4,000,000	4,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.23	4-15-14	13,200,000	13,200,000

				51,202,434

New Mexico : 0.14%

Variable Rate Demand Notes ø: 0.14%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.21	11-1-39	3,980,000	3,980,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.31	4-1-37	2,000,000	2,000,000

				5,980,000

New York : 2.38%

Variable Rate Demand Notes ø: 2.38%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.18	1-1-40	2,490,000	2,490,000
JPMorgan Chase PUTTER/DRIVER Trust (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.23	10-1-13	7,780,000	7,780,000
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, CitiBank NA LIQ) 144A	0.36	11-15-25	4,830,000	4,830,000
Monroe County NY PFOTER Series PT-4564 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.41	2-1-46	12,010,000	12,010,000
Nassau County NY Health Care Corporation Series 2009 Sub Series B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.22	8-1-29	3,760,000	3,760,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-34	5,000,000	5,000,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-38	5,000,000	5,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-41	5,000,000	5,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-1-29	2,000,000	2,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, CitiBank NA LOC)	0.27	5-1-39	4,875,000	4,875,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-33	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-33	10,400,000	10,400,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-38	5,000,000	5,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, CitiBank NA LIQ) 144A	0.41	10-1-31	2,765,000	2,765,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New York NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26%	9-1-49	$4,000,000	$4,000,000
New York NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.26	1-1-16	1,600,000	1,600,000
New York NY Transitional Financing Auntority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	4-1-14	3,710,000	3,710,000
New York State Housing Finance Agency Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-41	9,000,000	9,000,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.75	1-29-46	13,000,000	13,000,000

				104,220,000

North Carolina : 0.25%

Variable Rate Demand Notes ø: 0.25%
North Carolina Medical Care Commission Health Care Facilities University Health Systems Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.20	12-1-36	4,890,000	4,890,000
Piedmont Triad North Carolina Airport Authority Series 2008-A (Airport Revenue, Branch Banking & Trust LOC)	0.21	7-1-32	3,000,000	3,000,000
Roanoke Rapids NC Music & Entertainment District Project Series 2007 (Tax Revenue, Bank of America NA LOC)	0.35	7-1-27	3,000,000	3,000,000

				10,890,000

Ohio : 0.41%

Variable Rate Demand Notes ø: 0.41%
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.20	10-1-41	2,000,000	2,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.19	9-1-39	6,989,000	6,989,000
Ohio Housing Finance Agency Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23	9-1-38	4,000,000	4,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA)	0.23	9-1-38	3,000,000	3,000,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.20	11-1-29	965,000	965,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.19	7-1-23	925,000	925,000

				17,879,000

Oregon : 0.11%

Variable Rate Demand Note ø: 0.11%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46	5-1-35	5,000,000	5,000,000

Pennsylvania : 1.76%

Other Municipal Debt : 0.11%
Philadelphia PA IDA (Miscellaneous Revenue)	0.50	4-1-13	5,000,000	5,000,000

Variable Rate Demand Notes ø: 1.65%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.20	7-1-37	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.21	8-1-30	2,000,000	2,000,000

10

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Montgomery County PA Lower Merion School District Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.20%	4-1-27	$6,075,000	$6,075,000
Pennsylvania HFA Series 88-C (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.22	4-1-37	6,185,000	6,185,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.22	4-1-27	10,000,000	10,000,000
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase Bank SPA)	0.25	4-1-26	5,970,000	5,970,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.20	8-1-31	1,000,000	1,000,000
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.20	6-15-25	9,600,000	9,600,000
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.32	11-1-39	4,920,000	4,920,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.75	6-1-47	12,420,000	12,420,000

				72,170,000

Puerto Rico : 0.18%

Variable Rate Demand Note ø: 0.18%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.21	8-1-57	8,000,000	8,000,000

Rhode Island : 0.07%

Variable Rate Demand Note ø: 0.07%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	9-1-34	2,915,000	2,915,000

South Carolina : 0.21%

Other Municipal Debt : 0.21%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22	11-20-12	2,000,000	2,000,000
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22	11-21-12	7,201,000	7,201,000

				9,201,000

South Dakota : 0.05%

Variable Rate Demand Note ø: 0.05%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-37	2,000,000	2,000,000

Tennessee : 0.96%

Variable Rate Demand Notes ø: 0.96%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR, Bank of America NA LOC)	0.23	1-1-28	8,000,000	8,000,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.30	11-1-35	6,625,000	6,625,000
Memphis TN JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	10-1-13	2,975,000	2,975,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.30	2-1-36	3,210,000	3,210,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.30	7-1-34	18,470,000	18,470,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.23	1-1-34	1,000,000	1,000,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.24%	12-1-41	$2,000,000	$2,000,000

				42,280,000

Texas : 3.93%

Variable Rate Demand Notes ø: 3.93%
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.23	12-1-32	9,830,000	9,830,000
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, CitiBank NA LOC)	0.25	5-1-33	4,410,000	4,410,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-41	4,000,000	4,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)	0.23	6-1-29	7,000,000	7,000,000
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)	0.23	4-1-22	2,000,000	2,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.21	2-1-35	13,000,000	13,000,000
PFOTER Series TN-038 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.46	8-1-15	45,000,000	45,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009B (Resource Recovery Revenue)	0.24	12-1-39	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009C (Resource Recovery Revenue)	0.24	12-1-39	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.24	11-1-40	4,900,000	4,900,000
RBC Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144A	0.21	6-1-32	8,000,000	8,000,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.41	7-1-48	6,990,000	6,990,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.41	2-1-49	3,965,000	3,965,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	12,901,006	12,901,006
Texas State JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	8-30-13	36,000,000	36,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	6-1-45	4,480,000	4,480,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.25	7-1-20	3,500,000	3,500,000

				171,976,006

Utah : 0.06%

Variable Rate Demand Note ø: 0.06%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.24	11-1-45	2,448,000	2,448,000

12

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 0.15%

Variable Rate Demand Notes ø: 0.15%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.20%	9-1-38	$3,900,000	$3,900,000
Vermont Student Assistance Corporation Series C-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.22	12-15-40	2,890,000	2,890,000

				6,790,000

Virginia : 0.07%

Variable Rate Demand Note ø: 0.07%
Virginia State College Building Authority (Education Revenue, U.S. Bank NA SPA)	0.20	8-1-34	3,000,000	3,000,000

Washington : 0.50%

Other Municipal Debt : 0.05%
Port of Seattle WA (Port Authority Revenue)	0.50	11-8-12	2,000,000	2,000,000

Variable Rate Demand Notes ø: 0.45%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	3,000,000	3,000,000
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.21	3-1-35	4,275,000	4,275,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.30	1-1-38	6,000,000	6,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA Insured, Bank of America NA SPA)	0.39	6-1-37	1,925,000	1,925,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	5-15-35	4,650,000	4,650,000

				19,850,000

West Virginia : 0.30%

Variable Rate Demand Notes ø: 0.30%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project Series 1995 (IDR, U.S. Bank NA LOC)	0.23	5-1-18	11,100,000	11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.21	4-1-27	2,000,000	2,000,000

				13,100,000

Wisconsin : 0.57%

Variable Rate Demand Notes ø: 0.57%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.21	5-1-24	8,000,000	8,000,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.23	9-1-35	1,215,000	1,215,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC)	0.35	1-1-42	13,780,000	13,780,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR/AMBAC Insured, JPMorgan Chase Bank LIQ)	0.25	7-1-13	2,215,000	2,215,000

				25,210,000

Total Municipal Obligations (Cost $976,147,439)				976,147,439

Other Instruments : 0.63%
GBG LLC Custody Receipts ±144A	0.25	9-1-27	9,609,000	9,609,000
HSBC Bank plc Floating Rate Note ±144A	0.72	1-18-13	6,000,000	6,005,723

13

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security name		Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A		0.90%	5-15-51	$8,105,000	$8,105,000
St. Joseph County IN Municipal Commercial Paper (z)		0.22	11-14-12	4,000,000	3,999,682

Total Other Instruments (Cost $27,719,405)					27,719,405

Other Notes : 1.78%

Corporate Bonds and Notes : 1.78%
ACTS Retirement Life Communities Incorporated ±ø		0.21	11-15-29	2,701,000	2,701,000
JPMorgan Chase & Company ±		0.59	11-1-12	13,000,000	13,000,000
JPMorgan Chase & Company ±		1.08	2-26-13	5,000,000	5,007,406
JPMorgan Chase Bank NA ±		0.33	11-21-12	6,000,000	6,000,239
JPMorgan Chase Bank NA ±		0.39	11-16-12	2,000,000	2,000,000
JPMorgan Chase Bank NA ±		0.39	1-18-13	13,000,000	12,999,447
LTF Real Estate LLC ±144Aø		0.30	6-1-33	15,000,000	15,000,000
Providence Health & Services ±ø		0.22	10-1-42	6,000,000	6,000,000
Toyota Motor Credit Corporation ±		0.40	7-19-13	15,000,000	15,000,000

Total Other Notes (Cost $77,708,092)					77,708,092

Repurchase Agreements ^^: 9.52%
Bank of Nova Scotia, dated 10-31-12, maturity value $43,000,358 (1)		0.30	11-1-12	43,000,000	43,000,000
BNP Paribas Securities Corporation, dated 10-31-12, maturity value $25,000,208 (2)		0.30	11-1-12	25,000,000	25,000,000
Citigroup Global Markets, dated 10-31-12, maturity value $36,000,280 (3)		0.28	11-1-12	36,000,000	36,000,000
Deutsche Bank Securities, dated 10-31-12, maturity value $15,000,146 (4)		0.35	11-1-12	15,000,000	15,000,000
Goldman Sachs & Company, dated 10-11-12, maturity value $34,005,950 (5)		0.30	11-1-12	34,000,000	34,000,000
GX Clarke & Company, dated 10-31-12, maturity value $15,000,175 (6)		0.42	11-1-12	15,000,000	15,000,000
Morgan Stanley & Company, dated 10-31-12, maturity value $31,000,301 (7)		0.35	11-1-12	31,000,000	31,000,000
RBS Securities Incorporated, dated 10-31-12, maturity value $46,000,447 (8)		0.35	11-1-12	46,000,000	46,000,000
Societe Generale (New York), dated 10-31-12, maturity value $111,835,126 (9)		0.30	11-1-12	111,834,194	111,834,194
UBS Securities LLC, dated 10-25-12, maturity value $35,001,429 (10)		0.21	11-1-12	35,000,000	35,000,000
UBS Securities LLC, dated 10-30-12, maturity value $25,001,069 (11)		0.22	11-6-12	25,000,000	25,000,000

Total Repurchase Agreements (Cost $416,834,194)					416,834,194

		Yield

Treasury Debt : 1.39%
U.S. Treasury Bill (z)		0.14	2-28-13	17,000,000	16,992,133
U.S. Treasury Bill (z)		0.15	2-21-13	30,000,000	29,986,646
U.S. Treasury Bill (z)		0.15	4-11-13	14,000,000	13,990,921

Total Treasury Debt (Cost $60,969,700)					60,969,700

Total Investments in Securities (Cost $4,403,365,970)*	100.56%				4,403,365,970

Other Assets and Liabilities, Net	(0.56)				(24,644,760)

Total Net Assets	100.00%				$4,378,721,210

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(i)	Illiquid security
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 4.00%, 5-1-27 to 9-1-42, fair value including accrued interest is $44,290,000.
(2)	U.S. government securities, 0.875% to 2.625%, 12-31-14 to 11-30-16, fair value including accrued interest is $25,500,001.
(3)	U.S. government securities, 0.625% to 1.125%, 4-15-13 to 2-15-42, fair value including accrued interest is $36,720,006.
(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $15,450,000.
(5)	U.S. government securities, 0.00% to 3.60%, 1-1-19 to 10-1-42, fair value including accrued interest is $35,020,000.
(6)	U.S. government securities, 2.50% to 12.00%, 8-1-15 to 10-1-42, fair value including accrued interest is $15,450,292.
(7)	U.S. government securities, 3.00% to 5.00%, 7-1-26 to 11-1-42, fair value including accrued interest is $31,930,000.
(8)	U.S. government securities, 2.50% to 8.00%, 5-1-13 to 8-1-47, fair value including accrued interest is $47,380,165.
(9)	U.S. government securities, 0.00% to 6.00%, 11-14-12 to 9-15-42, fair value including accrued interest is $114,930,963.
(10)	U.S. government securities, 3.00% to 4.50%, 6-1-22 to 10-1-42, fair value including accrued interest is $36,134,308.
(11)	U.S. government securities, 3.00% to 4.00%, 6-1-22 to 9-1-42, fair value including accrued interest is $25,752,329.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.71%

Alabama : 0.27%

Variable Rate Demand Note ø: 0.27%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR, National Rural Utilities Cooperative Finance Corporation LOC)	0.36%	8-1-41	$4,500,000	$4,500,000

Alaska : 0.61%

Variable Rate Demand Note ø: 0.61%
Alaska State Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.37	12-1-43	10,000,000	10,000,000

Arizona : 0.99%

Other Municipal Debt : 0.43%
Phoenix Civic Improvement Corporation Series 2012-A (Miscellaneous Revenue)	0.21	1-3-13	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.56%
Maricopa County AZ Desert Eagles Estate Project Series 2003 A-1 (Housing Revenue, FHLMC Insured & LIQ)	0.44	7-1-36	9,165,000	9,165,000

Arkansas : 0.04%

Variable Rate Demand Note ø: 0.04%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.49	3-1-14	600,000	600,000

California : 9.51%

Other : 0.23%
California State Tax-Exempt Commercial Paper Notes Series 2011-A-2 (GO, GO)	0.18	12-5-12	3,700,000	3,700,000

Other Municipal Debt : 1.29%
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-39	3,000,000	3,114,034
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11-30-12	2,000,000	2,002,762
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue LOC, FNMA Insured) (Housing Revenue, FNMA Insured)	0.23	9-15-24	4,000,000	4,000,000
San Diego CA School District TRAN Series 2012-13 B-2 (Education Revenue, GO of Participants Insured)	2.00	4-30-13	2,000,000	2,016,725
San Diego CA Unified School District TRAN Series 2012-A-1 (Education Revenue)	2.00	1-31-13	2,000,000	2,008,971
San Diego CA Unified School District TRAN Series 2012-B-1 (Education Revenue)	2.00	1-31-13	8,000,000	8,034,657

				21,177,149

Variable Rate Demand Notes ø: 7.99%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	4-1-37	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	7-15-35	9,200,000	9,200,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	3-15-33	2,000,000	2,000,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.20	11-1-40	26,875,000	26,875,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22%	12-15-34	$1,925,000	$1,925,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	12-1-34	200,000	200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-1-31	7,840,000	7,840,000
California CDA PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.37	5-15-18	7,300,000	7,300,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.29	5-15-18	6,750,000	6,750,000
California HFA Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.22	8-1-34	10,600,000	10,600,000
California State GO Kindergarten University Public Education Facilities Series 2005-A (GO, Royal Bank of Canada LOC)	0.19	5-1-40	2,000,000	2,000,000
FHLMC Series M002 Class A (Housing Revenue)	0.27	1-15-47	4,316,011	4,316,011
FHLMC Series M008 Class A (Housing Revenue)	0.27	2-15-35	19,463,383	19,463,383
Los Angeles CA DW&P Waterworks Sub Series B-2 (Water Utilities, Royal Bank of Canada SPA)	0.25	7-1-35	1,100,000	1,100,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	14,700,000	14,700,000
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.20	12-15-24	635,000	635,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	2-1-38	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	6-1-36	4,230,000	4,230,000

				131,034,394

Colorado : 1.34%

Variable Rate Demand Notes ø: 1.34%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.36	10-1-19	2,000,000	2,000,000
Colorado HFA Series B-3 (Housing Revenue, KBC Bank NV SPA)	0.23	5-1-38	20,000,000	20,000,000

				22,000,000

Connecticut : 0.78%

Variable Rate Demand Notes ø: 0.78%
Connecticut HFA AMT Housing Mortgage Finance Series D-5 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.22	11-15-23	3,900,000	3,900,000
Connecticut HFA AMT Housing Mortgage Finance Sub Series D-3 (Housing Revenue)	0.22	5-15-33	8,955,000	8,955,000

				12,855,000

Delaware : 5.36%

Variable Rate Demand Notes ø: 5.36%
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	12-1-35	2,155,000	2,155,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	6-1-38	9,225,000	9,225,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	1-1-36	7,340,000	7,340,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	10-1-36	9,665,000	9,665,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	7-1-37	6,516,000	6,516,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	9-1-13	830,000	830,000

2

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36%	7-1-36	$2,412,000	$2,412,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue)	0.26	5-1-17	42,242,000	42,242,000
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue)	0.46	1-1-16	7,505,000	7,505,000

				87,890,000

District of Columbia : 0.69%

Variable Rate Demand Notes ø: 0.69%
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured & LIQ)	0.44	10-1-49	7,090,000	7,090,000
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured & LIQ)	0.44	2-1-49	4,280,000	4,280,000

				11,370,000

Florida : 6.21%

Other Municipal Debt : 1.47%
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.21	11-15-12	5,000,000	5,000,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.21	12-6-12	11,200,000	11,200,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.21	1-3-13	7,915,000	7,915,000

				24,115,000

Variable Rate Demand Notes ø: 4.74%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.23	6-15-34	5,545,000	5,545,000
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured & LIQ)	0.24	11-15-36	6,800,000	6,800,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.25	7-25-15	5,525,000	5,525,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured & LIQ)	0.23	4-15-39	6,295,000	6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.21	10-1-23	4,000,000	4,000,000
Hillsborough County FL School Broad Master Lease Program Series A PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25	7-1-13	10,600,000	10,600,000
Liberty County FL IDA Georgia Pacific Corporation Project (IDR, Bank of Nova Scotia LOC)	0.24	10-1-28	5,000,000	5,000,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.24	3-1-24	10,600,000	10,600,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.54	4-1-28	7,500,000	7,500,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.23	8-15-35	7,060,000	7,060,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.32	10-1-27	6,745,000	6,745,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.31	11-15-33	1,000,000	1,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, Assured Guaranty Insured)	0.26	10-1-38	1,000,000	1,000,000

				77,670,000

Georgia : 0.39%

Variable Rate Demand Notes ø: 0.39%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured & LIQ)	0.22	12-15-39	3,425,000	3,425,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC)	0.21%	9-1-35	$1,620,000	$1,620,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.26	5-1-31	1,320,000	1,320,000

				6,365,000

Illinois : 4.70%

Other Municipal Debt : 0.57%
Illinois Finance Authority Loyola University of Chicago Financing Program Series LOY (Education Revenue)	0.19	12-6-12	5,700,000	5,700,000
Illinois State Department of Employment Insurance Fund Series 2012-A (Miscellaneous Revenue)	2.00	6-15-13	3,500,000	3,537,120

				9,237,120

Variable Rate Demand Notes ø: 4.13%
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.44	6-1-22	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.44	6-1-22	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.24	1-1-35	19,520,000	19,520,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.41	1-1-14	9,700,000	9,700,000
Illinois Finance Authority Advocate Health Care Network Series 2008 A-1 (Health Revenue)	0.22	11-1-30	3,000,000	3,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.33	4-1-51	5,000,000	5,000,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue, FHLB SPA)	0.23	8-1-35	20,000,000	20,000,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.36	12-1-35	3,080,000	3,080,000

				67,746,000

Indiana : 2.28%

Other Municipal Debt : 0.40%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	1-3-13	6,550,000	6,560,094

Variable Rate Demand Notes ø: 1.88%
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.31	7-1-34	5,555,000	5,555,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.20	6-1-40	500,000	500,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.25	10-1-32	4,365,000	4,365,000
Indiana State HEFA ROC RR-11-R-11460 (Health Revenue, FSA Insured, Citibank NA LIQ FAC)	0.36	5-1-16	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.35	12-1-16	900,000	900,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.41	9-1-18	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.30	5-1-33	8,025,000	8,025,000

				30,795,000

4

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Iowa : 0.94%

Variable Rate Demand Notes ø: 0.94%
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.27%	12-1-51	$7,900,000	$7,900,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.22	1-1-39	7,065,000	7,065,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	1.27	6-1-14	400,000	400,000

				15,365,000

Kansas : 0.13%

Variable Rate Demand Note ø: 0.13%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.26	11-1-20	2,070,000	2,070,000

Kentucky : 2.07%

Other Municipal Debt : 0.23%
Kentucky Rural Water Finance Corporation Public Project Series 2012-A (Water & Sewer Revenue)	1.25	2-1-13	1,000,000	1,001,873
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-13	2,700,000	2,716,765

				3,718,638

Variable Rate Demand Notes ø: 1.84%
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.23	10-1-17	5,000,000	5,000,000
Kentucky State Housing Corporation Series A PUTTER (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.28	7-1-22	5,165,000	5,165,000
Louisville & Jefferson Counties KY Sewer District Series B PUTTER (Water & Sewer Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25	12-12-12	20,000,000	20,000,000

				30,165,000

Louisiana : 0.54%

Variable Rate Demand Notes ø: 0.54%
Ascension Parish LA BASF Corporation Project (IDR)	0.37	3-1-25	7,900,000	7,900,000
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	5-1-34	1,000,000	1,000,000

				8,900,000

Maine : 0.30%

Variable Rate Demand Note ø: 0.30%
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue, Bank of Nova Scotia LOC)	0.23	12-1-24	5,000,000	5,000,000

Maryland : 0.57%

Other Municipal Debt : 0.51%
Montgomery County MD Consolidated Public Improvement BAN Series 2010-A (Miscellaneous Revenue)	0.19	11-15-12	8,300,000	8,300,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.06%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue, Manufacturer & Traders Bank LOC)	0.26%	12-3-35	$970,000	$970,000

Massachusetts : 0.54%

Variable Rate Demand Notes ø: 0.54%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.45	6-1-18	1,800,000	1,800,000
Massachusetts State College Building Authority Series 2011 (Education Revenue, State Guaranty Insured) (i)	0.30	11-1-34	6,990,000	6,990,000

				8,790,000

Michigan : 3.43%

Other Municipal Debt : 0.31%
Michigan State Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-13	5,000,000	5,063,720

Variable Rate Demand Notes ø: 3.12%
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC & LIQ)	0.28	9-1-26	20,000,000	20,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.25	10-1-37	17,400,000	17,400,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.30	11-15-49	5,200,000	5,200,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.30	11-15-49	6,500,000	6,500,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.21	6-1-20	2,000,000	2,000,000

				51,100,000

Minnesota : 5.38%

Other Municipal Debt : 1.53%
Hennepin County MN Series 2010-B (GO)	2.00	12-1-12	1,000,000	1,001,475
Regents of The University of Minnesota Series 2005-A (Education Revenue)	0.18	12-11-12	7,100,000	7,100,000
Rochester MN HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.17	11-13-12	17,000,000	17,000,000

				25,101,475

Variable Rate Demand Notes ø: 3.85%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.26	1-15-38	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-38	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.25	5-1-26	1,042,000	1,042,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, LaSalle Bank NA LOC)	0.36	12-1-48	300,000	300,000
Minnesota Bond Securitization Trust Series S1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.36	2-1-27	1,480,000	1,480,000
Minnesota Bond Securitization Trust Series S2 (Housing Revenue, PNC Bank NA LOC)	0.36	11-1-28	2,940,000	2,940,000
Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue, FHLB Insured)	0.22	7-1-36	11,700,000	11,700,000

6

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22%	3-1-33	$1,000,000	$1,000,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, Royal Bank of Canada SPA)	0.22	1-1-35	8,915,000	8,915,000
Minnesota State HFA Residential Housing Series C (Housing Revenue, GO of Agency Insured)	0.22	7-1-48	6,000,000	6,000,000
Plymouth MN At the Lake Apartments Project (Housing Revenue, FHLMC Insured)	0.26	8-1-34	1,900,000	1,900,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.51	10-1-38	300,000	300,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	6-1-32	700,000	700,000
Stevens County MN Darnen Dairy Project (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.31	10-1-31	3,800,000	3,800,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Miscellaneous Revenue, AgCountry Farm Credit LOC)	0.31	8-1-32	3,350,000	3,350,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Miscellaneous Revenue, AgCountry Farm Credit LOC)	0.31	4-1-33	3,050,000	3,050,000

				63,092,000

Missouri : 1.25%

Variable Rate Demand Notes ø: 1.25%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.28	8-1-38	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.25	4-1-27	4,700,000	4,700,000
Missouri Development Finance Board Various Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.25	6-1-37	3,475,000	3,475,000
Missouri HEFA Ascension Health Series C-4 (Health Revenue)	0.21	11-15-26	3,000,000	3,000,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	3-1-38	3,520,000	3,520,000
St. Charles County MO United Handicap Services (Education Revenue, U.S. Bank NA LOC)	0.35	7-1-23	3,675,000	3,675,000

				20,530,000

Montana : 0.32%

Variable Rate Demand Note ø: 0.32%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.33	12-1-36	5,220,000	5,220,000

Nebraska : 0.38%

Variable Rate Demand Note ø: 0.38%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.24	9-1-31	6,190,000	6,190,000

Nevada : 1.87%

Variable Rate Demand Notes ø: 1.87%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.20	4-15-41	11,000,000	11,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.23	6-1-42	19,700,000	19,700,000

				30,700,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 1.47%

Variable Rate Demand Notes ø: 1.47%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.33%	1-1-36	$19,075,000	$19,075,000
New Hampshire State HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase Bank LIQ) 144A	0.31	10-1-17	5,000,139	5,000,139

				24,075,139

New Jersey : 3.96%

Variable Rate Demand Notes ø: 3.96%
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	1-1-18	2,400,000	2,400,000
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.25	8-1-41	17,900,000	17,900,000
New Jersey EDA Natural Gas Company Series A (Utilities Revenue)	0.23	9-1-27	3,345,000	3,345,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.36	6-1-16	20,595,000	20,595,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.46	6-27-13	8,600,000	8,601,163
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.21	12-15-23	12,000,000	12,000,000

				64,841,163

New Mexico : 0.42%

Variable Rate Demand Notes ø: 0.42%
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.22	4-1-34	3,400,000	3,400,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.22	4-1-34	3,440,000	3,440,000

				6,840,000

New York : 6.08%

Other Municipal Debt : 0.30%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.17	11-7-12	5,000,000	5,000,000

Variable Rate Demand Notes ø: 5.78%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.36	9-1-34	5,625,000	5,625,000
Metropolitan Transportation Authority New York Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured, Citibank NA LIQ)	0.36	11-15-13	7,120,000	7,120,000
Metropolitan Transportation Authority New York Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-27	8,000,000	8,000,000
New York City NY Housing Development Corporation Multi-Family Series C (Housing Revenue)	0.27	5-1-45	2,495,000	2,495,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.25	5-1-41	2,150,000	2,150,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.22	5-15-41	10,000,000	10,000,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.41	5-1-38	6,810,000	6,810,000

8

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.46%	10-1-31	$4,925,000	$4,925,000
New York Mortgage Agency Homeowner Series 115 (Housing Revenue)	0.26	10-1-34	7,000,000	7,000,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.46	10-1-24	470,000	470,000
New York NY DRIVER Trust Series 3381 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.30	10-1-23	2,115,000	2,115,000
New York State HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	5-15-41	13,600,000	13,600,000
New York State HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.30	11-1-39	5,275,000	5,275,000
New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.28	11-1-34	7,000,000	7,000,000
New York State Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-50	6,000,000	6,000,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Hospital Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-17	1,945,000	1,945,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	2,140,000	2,140,000
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	2,015,000	2,015,000

				94,685,000

North Carolina : 2.35%

Variable Rate Demand Notes ø: 2.35%
North Carolina Housing Finance Agency AMT Home Ownership Series 18-C (Housing Revenue)	0.23	1-1-35	12,075,000	12,075,000
North Carolina Medical Care Commission HCFR Wake Forest University Health Sciences Series 2008-B (Education Revenue, Branch Banking & Trust LOC)	0.19	7-1-34	6,600,000	6,600,000
North Carolina State Housing JPMorgan Chase PUTTER/DRIVER Trust Series 4106 (Housing Revenue) 144A	0.28	7-1-15	5,420,000	5,420,000
Raleigh-Durham NC Airport Authority PUTTER Trust Series 2012 (Airport Revenue, JPMorgan Chase Bank LIQ)	0.29	5-1-15	14,455,000	14,455,000

				38,550,000

North Dakota : 3.65%

Other Municipal Debt : 1.64%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.30	12-5-12	25,000,000	25,000,000
North Dakota State Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-13	2,000,000	2,000,000

				27,000,000

Variable Rate Demand Notes ø: 2.01%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.41	12-1-22	2,200,000	2,200,000
North Dakota HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.24	7-1-37	7,210,000	7,210,000
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.23	7-1-24	10,100,000	10,100,000
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.23	1-1-36	5,190,000	5,190,000
North Dakota State HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.23	7-1-34	5,205,000	5,205,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.22%	11-1-28	$3,000,000	$3,000,000

				32,905,000

Ohio : 3.02%

Variable Rate Demand Note ø: 3.02%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.26	9-1-37	49,500,000	49,500,000

Other : 1.99%

Variable Rate Demand Notes ø: 1.99%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	1-1-38	9,990,000	9,990,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC Insured)	0.26	1-15-47	993,000	993,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.27	8-15-45	21,719,011	21,719,011

				32,702,011

Pennsylvania : 1.17%

Variable Rate Demand Notes ø: 1.17%
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.22	10-1-26	2,937,000	2,937,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.37	9-1-32	2,000,000	2,000,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.25	5-15-25	3,610,000	3,610,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue, Virginia State LOC)	0.34	5-1-22	1,000,000	1,000,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-1-41	100,000	100,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.38	5-1-17	985,000	985,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.22	6-1-25	1,305,000	1,305,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.25	12-1-23	1,500,000	1,500,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.28	11-1-19	900,000	900,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.32	5-1-15	100,000	100,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.32	8-1-14	200,000	200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.25	12-1-25	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (Miscellaneous Revenue, PNC Bank NA LOC)	0.32	12-1-13	100,000	100,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.32	5-1-15	300,000	300,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.22	5-1-27	1,500,000	1,500,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.28	12-1-14	600,000	600,000

				19,137,000

10

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 1.57%

Other Municipal Debt : 1.15%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.41%	12-3-12	$5,200,000	$5,200,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.41	12-3-12	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000-B-2 (Utilities Revenue)	0.41	12-3-12	12,700,000	12,700,000

				18,900,000

Variable Rate Demand Note ø: 0.42%
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.44	3-21-19	6,875,000	6,875,000

South Dakota : 0.46%

Variable Rate Demand Notes ø: 0.46%
Grant County SD Mill Valley LLC Project (Solid Waste Revenue, Farm Credit Services of America Insured)	0.26	7-1-37	1,600,000	1,600,000
South Dakota Housing Development Authority Homeownership Mortgage Series F (Housing Revenue, FHLB SPA)	0.24	5-1-39	4,000,000	4,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-37	2,000,000	2,000,000

				7,600,000

Tennessee : 0.12%

Other Municipal Debt : 0.12%
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25	4-1-13	2,000,000	2,006,592

Texas : 15.62%

Other Municipal Debt : 1.12%
Texas State TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-13	18,000,000	18,339,120

Variable Rate Demand Notes ø: 14.50%
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	10-1-18	1,460,000	1,460,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.22	3-1-32	2,900,000	2,900,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.24	3-1-23	10,800,000	10,800,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured & LIQ)	0.41	2-1-48	11,960,000	11,960,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.44	4-1-40	2,850,000	2,850,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.37	5-1-33	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.37	4-1-37	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010B (IDR)	0.23	4-1-40	17,600,000	17,600,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.23%	11-1-40	$11,175,000	$11,175,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals & Refining USA Incorporated Project Series 2012 (IDR)	0.24	3-1-42	41,500,000	41,500,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.25	1-1-30	13,500,000	13,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.25	4-1-28	16,000,000	16,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.25	1-1-30	15,000,000	15,000,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.28	12-1-23	1,740,000	1,740,000
San Antonio TX PFOTER Series 4590 (GO, FHLMC LIQ)	0.41	3-30-19	5,730,000	5,730,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured, Texas State Comptroller of Public Accounts SPA)	0.23	9-1-38	40,940,000	40,940,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	16,556,749	16,556,749

				237,611,749

Vermont : 0.59%

Variable Rate Demand Notes ø: 0.59%
Vermont HFA Series A (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.26	5-1-37	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.26	11-1-37	5,500,000	5,500,000

				9,700,000

Virginia : 3.47%

Variable Rate Demand Notes ø: 3.47%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA)	0.26	1-1-14	16,670,000	16,670,000
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.33	4-1-26	2,950,000	2,950,000
Fairfax County VA IDA Inova Health System Project Series C (Health Revenue) (i)	0.29	5-15-42	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.26	11-15-36	24,360,000	24,360,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.33	11-1-34	5,875,000	5,875,000

				56,855,000

West Virginia : 0.41%

Variable Rate Demand Notes ø: 0.41%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank ACB LOC)	0.26	10-1-17	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AgCredit LOC)	0.26	10-1-31	2,700,000	2,700,000

				6,700,000

Wisconsin : 0.72%

Other Municipal Debt : 0.09%
Wisconsin State Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00	10-1-13	1,500,000	1,509,169

12

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.63%
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.27%	9-1-21	$1,310,000	$1,310,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	1.27	9-1-19	720,000	720,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)	0.30	5-1-35	4,490,000	4,490,000
Wisconsin Housing & EDA Series B (Housing Revenue, GO of Authority Insured)	0.30	5-1-34	1,515,000	1,515,000
Wisconsin Housing & EDA Series C (Housing Revenue, GO of Authority Insured)	0.24	9-1-33	2,245,000	2,245,000

				10,280,000

Wyoming : 1.75%

Variable Rate Demand Notes ø: 1.75%
Wyoming CDA AMT Series 2 (Housing Revenue)	0.27	12-1-38	9,000,000	9,000,000
Wyoming CDA AMT Series 4 (Housing Revenue)	0.27	12-1-37	2,000,000	2,000,000
Wyoming CDA AMT Series 6 (Housing Revenue)	0.27	12-1-37	7,000,000	7,000,000
Wyoming CDA JPMorgan Chase PUTTER/DRIVER Trust Series 4118 (Housing Revenue) 144A	0.28	12-1-15	10,605,000	10,605,000

				28,605,000

Total Municipal Obligations (Cost $1,634,272,533)				1,634,272,533

Total investments in securities (Cost $1,634,272,533)*	99.71%			1,634,272,533

Other assets and liabilities, net	0.29			4,830,868

Total net assets	100.00%			$1,639,103,401

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE MUNCIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.70%

Alabama : 0.53%

Variable Rate Demand Notes ø: 0.53%
Calhoun County AL Economic Development Council Southern Bag Corporation Limited Expansion Project Series 1998 (IDR, TD Bank NA LOC)	0.49%	3-1-13	$600,000	$600,000
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR, National Rural Utilities Cooperative Finance Corporation LOC)	0.36	8-1-41	2,600,000	2,600,000
Mobile AL IDA Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.24	8-1-31	1,950,000	1,950,000

				5,150,000

Alaska : 0.31%

Variable Rate Demand Note ø: 0.31%
Alaska State Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC, Guaranteed Studend Loans Insured)	0.37	12-1-43	3,000,000	3,000,000

Arizona : 1.49%

Other Municipal Debt : 0.31%
Phoenix Civic Improvement Corporation Series 2012-A (Miscellaneous Revenue)	0.21	1-3-13	3,000,000	3,000,000

Variable Rate Demand Notes ø: 1.18%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.31	11-1-33	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.26	8-1-26	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.25	10-1-26	2,760,000	2,760,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.26	8-1-27	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.26	5-1-27	1,250,000	1,250,000

				11,360,000

California : 7.29%

Other Municipal Debt : 0.83%
California State Tax Exempt Commercial Paper Notes Series 2011-A-2 (GO)	0.18	12-5-12	2,000,000	2,000,000
Golden State California Tobacco Securitization Corporation Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-39	1,000,000	1,038,011
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11-30-12	2,000,000	2,002,762
San Diego CA Unified School District TRAN Series 2012-A-1 (Education Revenue)	2.00	1-31-13	1,000,000	1,004,485
San Diego CA Unified School District TRAN Series 2012-B-1 (Education Revenue, GO of Participants Insured)	2.00	1-31-13	2,000,000	2,008,664

				8,053,922

Variable Rate Demand Notes ø: 6.46%
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	10-15-30	2,200,000	2,200,000

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNCIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California State GO Kindergarten University Public Education Facilities Series 2005-A (GO, Royal Bank of Canada LOC)	0.19%	5-1-40	$24,300,000	$24,300,000
California State Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	5-30-13	5,000,000	5,000,000
California Statewide CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.20	11-1-40	4,000,000	4,000,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.20	7-1-35	6,000,000	6,000,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.22	2-28-13	8,365,000	8,365,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-34	10,000,000	10,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-32	2,500,000	2,500,000

				62,365,000

Colorado : 0.99%

Variable Rate Demand Notes ø: 0.99%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.26	1-1-32	3,570,000	3,570,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank Colorado LOC) 144A	0.57	9-1-23	3,095,000	3,095,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.28	7-1-29	1,710,000	1,710,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.36	11-1-20	1,175,000	1,175,000

				9,550,000

District of Columbia : 0.56%

Variable Rate Demand Notes ø: 0.56%
District of Columbia Enterprise Zone 14th & Irving (IDR, Bank of America NA LOC)	0.49	5-1-22	1,670,000	1,670,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR/FGIC Insured, JPMorgan Chase Bank LIQ)	0.31	10-1-14	3,755,000	3,755,000

				5,425,000

Florida : 6.39%

Other Municipal Debt : 1.34%
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.21	11-15-12	2,900,000	2,900,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.21	12-6-12	6,300,000	6,300,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.21	1-3-13	3,800,000	3,800,000

				13,000,000

Variable Rate Demand Notes ø: 5.05%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.67	11-1-22	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	6-15-34	1,850,000	1,850,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	12-15-41	1,860,000	1,860,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.21	10-1-23	1,800,000	1,800,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.21	10-1-35	6,380,000	6,380,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured, JPMorgan Chase Bank LIQ) 144A	0.37	10-1-32	8,505,000	8,505,000

2

WELLS FARGO ADVANTAGE MUNCIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Hillsborough County FL School Broad Master Lease Program Series A PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25%	7-1-13	$800,000	$800,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.25	9-15-38	1,200,000	1,200,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/ FNMA Insured, JPMorgan Chase Bank LIQ)	0.29	9-1-15	2,520,000	2,520,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/ FNMA Insured, JPMorgan Chase Bank LIQ)	0.29	9-1-15	2,405,000	2,405,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.24	3-1-24	400,000	400,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.23	5-15-38	6,830,000	6,830,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase Bank LIQ)	0.25	4-15-40	7,650,000	7,650,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.23	10-1-41	1,700,000	1,700,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.31	11-15-33	3,000,000	3,000,000

				48,750,000

Georgia : 2.16%

Variable Rate Demand Notes ø: 2.16%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.26	11-1-33	16,800,000	16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.28	1-18-27	2,355,000	2,355,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (Health Revenue, Branch Banking & Trust LOC)	0.20	7-1-37	1,755,000	1,755,000

				20,910,000

Idaho : 0.21%

Variable Rate Demand Note ø: 0.21%
Cassia County ID Industrial Development Corporation Oak Valley Heifers LLC (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.35	6-1-27	2,000,000	2,000,000

Illinois : 2.06%

Other Municipal Debt : 0.33%
Illinois Finance Authority Loyola University of Chicago Financing Program Series LOY (Education Revenue)	0.19	12-6-12	3,200,000	3,200,000

Variable Rate Demand Notes ø: 1.73%
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.28	7-1-33	2,810,000	2,810,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.28	12-1-13	3,125,000	3,125,000
Illinois Development Finance Authority MCL Incorporated Project (IDR, GE Capital Corporation LOC)	0.45	6-1-17	1,735,000	1,735,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.45	12-1-18	480,000	480,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase Bank LOC)	0.65	10-1-21	915,000	915,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.25	7-1-29	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010-B-2 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.27	6-15-50	2,400,000	2,400,000

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.61%	12-1-14	$1,850,000	$1,850,000
West Frankfort IL Kroger Company Series 2004 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28	11-1-12	800,000	800,000

				16,715,000

Indiana : 1.22%

Other Municipal Debt : 0.10%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	1-3-13	1,000,000	1,001,541

Variable Rate Demand Notes ø: 1.12%
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.25	10-1-32	920,000	920,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR, PNC Bank NA LOC)	0.28	10-1-17	1,365,000	1,365,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.23	3-1-41	1,480,000	1,480,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.45	11-1-35	1,985,000	1,985,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.28	10-1-23	2,310,000	2,310,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.45	9-1-28	2,700,000	2,700,000

				10,760,000

Iowa : 2.06%

Variable Rate Demand Notes ø: 2.06%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.25	8-1-27	4,910,000	4,910,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.26	11-1-16	1,360,000	1,360,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.23	6-1-39	6,000,000	6,000,000
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.27	12-1-51	3,000,000	3,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.44	6-1-28	1,415,000	1,415,000
Iowa Higher Education Loan Authority Private Colleges St. Ambrose University (Education Revenue, Northern Trust Company LOC)	0.25	4-1-33	2,625,000	2,625,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.25	4-1-35	600,000	600,000

				19,910,000

Kansas : 0.40%

Variable Rate Demand Notes ø: 0.40%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.31	6-1-20	825,000	825,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.31	8-1-27	3,090,000	3,090,000

				3,915,000

Kentucky : 1.65%

Other Municipal Debt : 0.14%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-13	1,300,000	1,308,072

4

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.51%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.29%	10-1-19	$2,480,000	$2,480,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.28	9-1-22	2,350,000	2,350,000
Kentucky State Housing Corporation Series A PUTTER (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.28	7-1-22	1,000,000	1,000,000
Kentucky State Housing Corporation Series B (Housing Revenue, State Street Bank & Trust Company SPA)	0.25	7-1-32	1,410,000	1,410,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.23	3-1-21	1,450,000	1,450,000
Louisville & Jefferson Counties KY Sewer District Series B PUTTER (Water & Sewer Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25	12-12-12	5,000,000	5,000,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.44	8-1-15	930,000	930,000

				14,620,000

Louisiana : 2.38%

Variable Rate Demand Notes ø: 2.38%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	3-1-43	8,015,000	8,015,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.41	12-1-36	4,000,000	4,000,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.24	10-1-33	10,000,000	10,000,000
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	5-1-34	1,000,000	1,000,000

				23,015,000

Maine : 0.40%

Variable Rate Demand Note ø: 0.40%
Maine Housing Authority Mortgage Purchase Program Series 2004-D-3 (Housing Revenue, State Street Bank & Trust Company SPA)	0.24	11-15-39	3,900,000	3,900,000

Maryland : 0.48%

Other Municipal Debt : 0.48%
Montgomery County MD Consolidated Public Improvement BAN Series 2010-A (Miscellaneous Revenue)	0.19	11-15-12	4,600,000	4,600,000

Michigan : 3.22%

Other Municipal Debt : 0.11%
Michigan State Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-13	1,000,000	1,012,744

Variable Rate Demand Notes ø: 3.11%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.23	6-1-34	800,000	800,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.28	9-1-26	20,495,000	20,495,000
Michigan State Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.30	11-15-49	7,100,000	7,100,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.21%	6-1-20	$1,000,000	$1,000,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.28	8-1-25	680,000	680,000

				30,075,000

Minnesota : 5.85%

Other Municipal Debt : 0.62%
Regents of The University of Minnesota Series 2005-A (Education Revenue)	0.18	12-11-12	4,000,000	4,000,000
Rochester MN HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.17	11-13-12	2,000,000	2,000,000

				6,000,000

Variable Rate Demand Notes ø: 5.23%
Becker MN Plymouth Foam Incorporated Project (IDR, U.S. Bank NA LOC)	0.43	5-1-19	1,460,000	1,460,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	7-15-32	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	6-15-38	2,755,000	2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	1-15-38	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-38	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	4-15-35	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	6-15-38	3,645,000	3,645,000
Minneapolis MN CDA C&G Partners Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	12-1-15	160,000	160,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.25	8-1-36	890,000	890,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	4-15-35	3,600,000	3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.25	5-1-26	603,000	603,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.36	5-1-16	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.36	12-1-48	7,945,000	7,945,000
Minnesota Bond Securitization Trust Series S1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.36	2-1-27	1,430,000	1,430,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, Royal Bank of Canada SPA)	0.22	1-1-35	3,400,000	3,400,000
Minnesota State HFA Residential Housing Finance Series C (Housing Revenue, FHLB SPA)	0.22	7-1-36	300,000	300,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.51	10-1-38	2,600,000	2,600,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	6-1-32	2,140,000	2,140,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.31	8-1-32	2,650,000	2,650,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.31	4-1-33	6,950,000	6,950,000

				50,508,000

6

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi : 1.50%

Variable Rate Demand Note ø: 1.50%
Mississippi State Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22%	2-1-16	$14,500,000	$14,500,000

Missouri : 1.11%

Variable Rate Demand Notes ø: 1.11%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.25	4-1-27	2,495,000	2,495,000
Missouri State HEFA Ascension Health Series C-4 (Health Revenue)	0.21	11-15-26	1,000,000	1,000,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	3-1-38	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.33	12-1-19	4,370,000	4,370,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.38	4-1-26	1,840,000	1,840,000

				10,705,000

Nebraska : 0.48%

Variable Rate Demand Notes ø: 0.48%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.30	12-1-12	300,000	300,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.24	9-1-31	4,310,000	4,310,000

				4,610,000

Nevada : 2.39%

Variable Rate Demand Notes ø: 2.39%
Nevada State Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.20	4-15-41	3,000,000	3,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.23	6-1-42	20,100,000	20,100,000

				23,100,000

New Jersey : 4.67%

Variable Rate Demand Notes ø: 4.67%
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	1-1-18	7,650,000	7,650,000
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.25	8-1-41	11,200,000	11,200,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.36	6-1-16	15,900,000	15,900,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.46	6-27-13	4,000,000	4,000,541
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.21	12-15-23	6,400,000	6,400,000

				45,150,541

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

New Mexico : 0.23%

Variable Rate Demand Note ø: 0.23%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.22%	4-1-34	$2,200,000	$2,200,000

New York : 6.79%

Other Municipal Debt : 0.21%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.17	11-7-12	2,000,000	2,000,000

Variable Rate Demand Notes ø: 6.58%
Long Island Power Authority New York Series 2004-A PUTTER (Utilities Revenue, BHAC-CR/FSA-CR/AMBAC Insured, JPMorgan Chase Bank LIQ) 144A	0.23	3-1-14	6,305,000	6,305,000
New York City NY Housing Development Corporation Multi-Family Series C (Housing Revenue)	0.27	5-1-45	1,220,000	1,220,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.25	5-1-41	1,000,000	1,000,000
New York City NY Housing Development Corporation State Renaissance LLC Series A (Housing Revenue, FNMA LIQ)	0.22	6-1-37	6,500,000	6,500,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-27	12,500,000	12,500,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.51	10-1-28	6,350,000	6,350,000
New York State Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.24	11-15-26	1,700,000	1,700,000
New York State Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-25	16,220,000	16,220,000
New York State HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.30	11-1-39	2,725,000	2,725,000
New York State Housing Finance Agency Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.28	11-1-34	3,700,000	3,700,000
New York State Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-50	3,000,000	3,000,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	1,360,000	1,360,000
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	1,000,000	1,000,000

				63,580,000

North Carolina : 0.31%

Variable Rate Demand Note ø: 0.31%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.28	12-1-26	3,000,000	3,000,000

North Dakota : 4.89%

Other Municipal Debt : 0.62%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.30	12-5-12	5,000,000	5,000,000
North Dakota State Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-13	1,000,000	1,000,000

				6,000,000

Variable Rate Demand Notes ø: 4.27%
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.23	7-1-24	3,000,000	3,000,000

8

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.23%	1-1-36	$2,120,000	$2,120,000
North Dakota State HFA Home Mortgage Finance Program Series A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.24	7-1-37	3,000,000	3,000,000
North Dakota State HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.22	1-1-30	1,430,000	1,430,000
North Dakota State HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.23	7-1-34	2,000,000	2,000,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.22	11-1-28	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	9-1-17	27,330,000	27,330,000

				41,195,000

Ohio : 1.21%

Variable Rate Demand Notes ø: 1.21%
Allen County OH Catholic Health Partners Series B (Health Revenue)	0.20	5-1-36	2,700,000	2,700,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.60	10-1-21	940,000	940,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.28	11-1-12	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.24	4-1-38	1,145,000	1,145,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.28	8-1-38	4,810,000	4,810,000

				11,645,000

Oklahoma : 0.11%

Variable Rate Demand Note ø: 0.11%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.49	3-1-18	1,025,000	1,025,000

Oregon : 0.21%

Variable Rate Demand Note ø: 0.21%
Oregon State Health & Science University Series B-2 (Education Revenue, Union Bank NA LOC)	0.18	7-1-42	2,000,000	2,000,000

Other : 8.89%

Variable Rate Demand Notes ø: 8.89%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	9-1-39	6,370,000	6,370,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	12-1-35	1,630,000	1,630,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.36	7-1-37	1,074,000	1,074,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	5-1-17	18,002,000	18,002,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.26	5-1-17	17,575,000	17,575,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	6-15-36	33,035,000	33,035,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.27	8-15-45	8,144,629	8,144,629

				85,830,629

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania : 4.92%

Variable Rate Demand Notes ø: 4.92%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.25%	5-1-36	$2,230,000	$2,230,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.37	9-1-32	6,300,000	6,300,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.34	5-1-22	3,000,000	3,000,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-1-41	1,000,000	1,000,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.25	9-1-26	3,745,000	3,745,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-12-14	1,955,000	1,955,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.25	8-1-22	1,200,000	1,200,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.30	10-1-19	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Education Revenue, FSA/State Aid Withholding Insured, JPMorgan Chase Bank LIQ) 144A	0.35	6-1-15	3,465,000	3,465,000
Pennsylvania Turnpike Commission Series 2011-C-1 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-1-38	10,000,000	10,000,000
Philadelphia PA Airport Sub Series C-1 (Airport Revenue, TD Bank NA LOC)	0.20	6-15-25	12,945,000	12,945,000
Philadelphia School District PA Series A Branch Banking & Trust Municipal Trust Floaters Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ)	0.21	1-4-29	680,000	680,000

				47,520,000

Rhode Island : 0.29%

Variable Rate Demand Note ø: 0.29%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured, Morgan Stanley Bank LIQ) 144A	0.28	12-1-23	2,800,000	2,800,000

South Carolina : 1.89%

Other Municipal Debt : 0.58%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000-B-1 (Utilities Revenue)	0.41	12-3-12	2,600,000	2,600,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000-B-2 (Utilities Revenue)	0.41	12-3-12	3,000,000	3,000,000

				5,600,000

Variable Rate Demand Notes ø: 1.31%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.24	8-1-25	2,450,000	2,450,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.28	3-1-32	5,645,000	5,645,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.25	12-1-38	4,600,000	4,600,000

				12,695,000

10

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee : 0.28%

Variable Rate Demand Notes ø: 0.28%
Franklin County TN HEFA Board University of the South Project Series 1994 (Education Revenue)	0.25%	1-1-18	$1,500,000	$1,500,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.31	1-1-17	1,235,000	1,235,000

				2,735,000

Texas : 10.90%

Other Municipal Debt : 0.95%
Texas State TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-13	9,000,000	9,169,519

Variable Rate Demand Notes ø: 9.95%
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project (IDR)	0.34	7-1-22	4,900,000	4,900,000
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.37	5-1-36	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, Fresno-Madera Federal Land Bank Association LOC)	0.26	8-1-39	1,700,000	1,700,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.22	3-1-32	1,015,000	1,015,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	6-1-27	1,000,000	1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.24	3-1-23	7,500,000	7,500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.24	6-1-41	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.24	3-1-42	16,000,000	16,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.25	1-1-30	23,500,000	23,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.25	4-1-28	3,500,000	3,500,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Resource Recovery Revenue)	0.24	3-1-39	4,000,000	4,000,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.24	4-1-27	1,000,000	1,000,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.46	4-1-15	6,250,000	6,250,000
Tarrant County TX Cultural Education Facilities Finance Corporation Christus Health Series 2008-C-4 (Health Revenue, Bank of Montreal LOC)	0.19	7-1-47	12,500,000	12,500,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	7,727,263	7,727,263

				96,092,263

Utah : 0.17%

Variable Rate Demand Note ø: 0.17%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.26	10-1-21	1,600,000	1,600,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 0.11%

Variable Rate Demand Note ø: 0.11%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.23%	10-1-34	$1,065,000	$1,065,000

Virginia : 1.71%

Variable Rate Demand Notes ø: 1.71%
Fairfax County VA IDA Inova Health System Project Series C (Health Revenue) (i)	0.29	5-15-42	2,000,000	2,000,000
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.24	10-1-37	2,585,000	2,585,000
Norfolk VA EDA Hospital Facilities Sentra Healthcare Series C (Health Revenue) (i)	0.33	11-1-34	9,200,000	9,200,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	8-15-43	2,745,000	2,745,000

				16,530,000

Washington : 2.27%

Variable Rate Demand Notes ø: 2.27%
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured) 144A	0.21	1-1-39	14,490,000	14,490,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.26	9-1-21	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	5-15-35	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.26	8-1-26	2,500,000	2,500,000

				21,880,000

West Virginia : 0.32%

Variable Rate Demand Note ø: 0.32%
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.28	11-1-12	3,100,000	3,100,000

Wisconsin : 3.16%

Other Municipal Debt : 0.11%
Wisconsin State Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00	10-1-13	1,000,000	1,006,114

Variable Rate Demand Notes ø: 3.05%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.33	2-1-26	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.26	1-1-27	325,000	325,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.44	11-1-20	1,295,000	1,295,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.28	9-1-21	1,795,000	1,795,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.29	12-1-21	1,385,000	1,385,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.24	11-1-20	1,240,000	1,240,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.25	12-1-22	1,870,000	1,870,000

12

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Wisconsin Housing & EDFA AMT Series A (Housing Revenue, GO of Authority Insured, FHLB SPA)		0.20%	3-1-35	$12,725,000	$12,725,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ)		0.32	3-1-15	1,805,000	1,805,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)		0.44	8-1-19	3,420,000	3,420,000

					29,470,000

Wyoming : 1.24%

Variable Rate Demand Notes ø: 1.24%
Wyoming State CDA AMT Series 8 (Housing Revenue, Bank of New York Mellon SPA)		0.27	6-1-38	6,000,000	6,000,000
Wyoming State CDA AMT Series 11 (Housing Revenue, Bank of New York Mellon SPA)		0.27	12-1-38	6,000,000	6,000,000

					12,000,000

Total Municipal Obligations (Cost $962,908,345)					962,908,345

Total investments in securities (Cost $962,908,345)*	99.70%				962,908,345

Other assets and liabilities, net.	0.30				2,852,966

Total net assets	100.00%				$965,761,311

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
§	These securities are subject to a demand feature which reduces the effective maturity. 144A Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 101.18%

Alabama : 2.05%

Variable Rate Demand Notes ø: 2.05%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR, National Rural Utilities Cooperative Finance Corporation LOC)	0.36%	8-1-41	$7,900,000	$7,900,000
Mobile AL IDA Board Alabama Power Company Project Series C (IDR)	0.21	8-1-17	12,000,000	12,000,000
Mobile AL IDA Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.24	8-1-31	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008 C (IDR, Bank of Nova Scotia LOC)	0.26	12-1-27	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 G (IDR, Bank of Nova Scotia LOC)	0.21	4-1-28	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.21	4-1-28	15,000,000	15,000,000

				68,950,000

Arizona : 1.80%

Other Municipal Debt : 0.45%
Phoenix Civic Improvement Corporation Series 2012-A (Miscellaneous Revenue)	0.21	1-3-13	15,000,000	15,000,000
Variable Rate Demand Notes ø: 1.35%
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.22	4-15-30	10,500,000	10,500,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-24	35,055,000	35,055,000

				45,555,000

California : 11.54%

Other Municipal Debt : 0.99%
California State Tax-Exempt Commercial Paper Notes Series 2011-A-2 (GO)	0.18	12-5-12	7,000,000	7,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-39	6,000,000	6,228,067
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11-30-12	4,000,000	4,005,525
San Diego CA School District TRAN Series 2012-13 B-2 (Education Revenue, GO of Participants Insured)	2.00	4-30-13	2,000,000	2,016,725
San Diego CA Unified School District TRAN Series 2012-A-1 (Education Revenue)	2.00	1-31-13	4,000,000	4,017,942
San Diego CA Unified School District TRAN Series 2012-B-1 (Education Revenue, GO of Participants Insured)	2.00	1-31-13	10,000,000	10,043,321

				33,311,580

Variable Rate Demand Notes ø: 10.55%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.20	11-1-40	76,045,000	76,045,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.29	5-15-18	15,900,000	15,900,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, FSA Insured, Citibank NA LIQ) 144A	0.22	8-15-32	10,200,000	10,200,000
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.19	7-1-33	5,000,000	5,000,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.21	7-1-34	8,945,000	8,945,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.24%	7-1-41	$10,000,000	$10,000,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.23	5-30-13	20,000,000	20,000,000
Contra Costa CA Transportation Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-17 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.21	3-1-34	11,200,000	11,200,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water & Sewer Revenue, U.S. Bank NA SPA)	0.21	7-1-23	12,350,000	12,350,000
Golden State California Tobacco Securitization Corporation Tobacco Settlement ROC RR-II- R-11442 (Tobacco Revenue, AGC-ICC Insured, Citibank NA LIQ)	0.60	6-1-35	3,055,000	3,055,000
Kings County CA Housing Authority Edgewater Apartments Series 2001 A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	2-15-31	7,310,000	7,310,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	12-1-26	5,500,000	5,500,000
Los Angeles CA DW&P Waterworks Sub Series B-2 (Water Utilities, Royal Bank of Canada SPA)	0.25	7-1-35	6,300,000	6,300,000
Los Angeles CA International Airport Royal Bank of Canada Municipal Products Incorporated Trust Series 0-30 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.20	5-15-40	8,525,000	8,525,000
Los Angeles CA MFHR Mission Village Terrace Series D (Housing Revenue, NATL-RE Insured, JPMorgan Chase Bank LIQ)	0.22	6-1-13	5,770,000	5,770,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.22	2-28-13	39,015,000	39,015,000
Los Angeles CA Waste Water System Series G (Water & Sewer Revenue, Bank of America NA LOC)	0.21	6-1-32	8,330,000	8,330,000
Los Rios CA Community College District Series 2972 (Tax Revenue, FSA Insured, JPMorgan Chase Bank LIQ)	0.22	2-1-13	5,065,000	5,065,000
Metropolitan Water District of Southern California JPMorgan Chase PUTTER Trust Series 3655Z (Water & Sewer Revenue, JPMorgan Chase Bank LIQ) 144A	0.22	7-1-17	6,685,000	6,685,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Scotia Bank LOC)	0.20	9-1-33	24,000,000	24,000,000
Ontario County CA Multi-Family Park Centre Apartment Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	12-1-35	9,200,000	9,200,000
Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	8-15-28	3,140,000	3,140,000
Sacramento County CA Housing Authority River Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	7-15-29	4,960,000	4,960,000
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR/FSA-CR/AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.23	11-15-13	9,485,000	9,485,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007 B (Housing Revenue, FNMA LOC, FNMA Insured)	0.21	8-15-27	10,000,000	10,000,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.18	4-1-38	19,300,000	19,300,000
Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	7-15-18	7,100,000	7,100,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	5-15-29	2,350,000	2,350,000

				354,730,000

Colorado : 3.13%

Variable Rate Demand Notes ø: 3.13%
Aurora CO Centretech Metropolitan District Series 1998 C (GO, U.S. Bank NA LOC)	0.23	12-1-28	3,015,000	3,015,000
Aurora CO Centretech Metropolitan District Series A (GO, U.S. Bank NA LOC)	0.23	12-1-28	2,605,000	2,605,000
Aurora CO Centretech Metropolitan District Series B (GO, U.S. Bank NA LOC)	0.23	12-1-17	2,765,000	2,765,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.22%	7-1-33	$39,880,000	$39,880,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	12-1-37	5,600,000	5,600,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	2-15-28	6,800,000	6,800,000
Colorado Springs CO Utility Improvement Bond Series A (Utilities Revenue, Bank of America NA SPA)	0.24	11-1-38	195,000	195,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2006 (GO, U.S. Bank NA LOC)	0.23	12-1-28	6,500,000	6,500,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2008 (GO, U.S. Bank NA LOC)	0.23	12-1-38	8,625,000	8,625,000
Denver CO City & County Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	4-15-14	7,050,000	7,050,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	12-15-38	7,945,000	7,945,000
Meridian Ranch CO Metropolitan District GO Series 2009 (GO, U.S. Bank NA LOC)	0.23	12-1-38	4,230,000	4,230,000
Mountain Village CO Housing Authority Facilities Apartments Project Series 2010 (Housing Revenue, U.S. Bank NA LOC)	0.23	11-1-40	6,350,000	6,350,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.23	11-15-34	3,695,000	3,695,000

				105,255,000

Delaware : 0.44%

Variable Rate Demand Notes ø: 0.44%
Delaware State EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.23	9-1-32	10,000,000	10,000,000
Delaware State EDA YMCA Delaware Projects Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	5-1-36	4,835,000	4,835,000

				14,835,000

District of Columbia : 0.23%

Variable Rate Demand Notes ø: 0.23%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.21	7-1-32	3,600,000	3,600,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.23	10-1-47	4,250,000	4,250,000

				7,850,000

Florida : 7.09%

Other Municipal Debt : 1.43%
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.21	11-15-12	10,850,000	10,850,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.21	12-6-12	22,500,000	22,500,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.21	1-3-13	14,800,000	14,800,000

				48,150,000

Variable Rate Demand Notes ø: 5.66%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.22	4-15-41	7,400,000	7,400,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.22	2-1-15	3,000,000	3,000,000
Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, U.S. Bank NA LOC)	0.22	7-1-25	5,000,000	5,000,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Education Revenue, Harris NA LOC)	0.21	2-1-39	7,665,000	7,665,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22%	12-1-13	$7,100,000	$7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006 C (Health Revenue, Bank of America NA LIQ) 144A	0.27	11-15-36	8,595,000	8,595,000
Hillsborough County FL School Broad Master Lease Program Series A PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25	7-1-13	68,565,000	68,565,000
Jacksonville FL Electrical System Series 2000 A (Utilities Revenue, Bank of Montreal LOC)	0.20	10-1-35	16,405,000	16,405,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	7-15-33	3,300,000	3,300,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	10-15-32	4,000,000	4,000,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	7-1-13	2,700,000	2,700,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.32	10-1-27	6,745,000	6,745,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.27	5-1-38	3,825,000	3,825,000
Palm Beach County FL Jewish Community Campus Corporation Series 1997 (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.25	3-1-27	4,000,000	4,000,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC, GO of Institution Insured)	0.25	5-1-25	1,465,000	1,465,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.21	8-1-28	4,570,000	4,570,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Health Revenue, PNC Bank NA LOC)	0.20	9-1-36	4,510,000	4,510,000
Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	1-1-20	5,115,000	5,115,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.23	10-1-41	4,290,000	4,290,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.31	11-15-33	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.26	10-1-38	8,000,000	8,000,000

				190,250,000

Georgia : 2.79%

Variable Rate Demand Notes ø: 2.79%
Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series 2004 C (Airport Revenue, FSA Insured, Citibank NA LIQ)	0.36	1-1-13	12,650,000	12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.22	11-1-30	8,660,000	8,660,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	1-1-16	8,795,000	8,795,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC, Suntrust Bank LOC)	0.20	9-1-35	5,000	5,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC, Suntrust Bank NA LOC)	0.21	9-1-35	13,050,000	13,050,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.21	10-1-33	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Health Revenue, FHLB LOC)	0.21	7-1-36	9,620,000	9,620,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Education Revenue, GO of Authority Insured, Bank of America NA LIQ)	0.27	7-1-41	2,730,000	2,730,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.22%	10-1-36	$7,345,000	$7,345,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (Health Revenue, Branch Banking & Trust LOC)	0.20	7-1-37	10,145,000	10,145,000
South Fulton GA Municipal Regional Water & Sewer Authority Series 2007 (Water & Sewer Revenue, Bank of America NA LOC)	0.25	1-1-33	15,960,000	15,960,000

				93,960,000

Hawaii : 0.30%

Variable Rate Demand Note ø: 0.30%
Hawaii State Bonds of 2007 Series Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.22	4-1-18	9,995,000	9,995,000

Idaho : 0.58%

Variable Rate Demand Note ø: 0.58%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.21	12-1-29	19,420,000	19,420,000

Illinois : 6.93%

Other Municipal Debt : 0.49%
Illinois Finance Authority Loyola University of Chicago Financing Program Series LOY (Education Revenue)	0.19	12-6-12	12,100,000	12,100,000
Illinois State Department of Employment Insurance Fund Series 2012-A (Miscellaneous Revenue)	2.00	6-15-13	4,500,000	4,547,726

				16,647,726

Variable Rate Demand Notes ø: 6.44%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris Trust & Savings Bank LOC)	0.21	3-1-35	11,775,000	11,775,000
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.21	7-1-23	4,200,000	4,200,000
Chicago IL Neighborhoods Alive 21 Series B4 (Tax Revenue, Bank of New York Mellon LOC)	0.21	1-1-37	6,370,000	6,370,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR/FGIC Insured, Citibank NA LIQ)	0.41	1-1-14	10,370,000	10,370,000
DuPage & Will County IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.21	6-30-16	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.42	3-1-17	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy Series 2000 (Education Revenue, Northern Trust Company LOC)	0.21	12-1-24	1,000,000	1,000,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.21	4-1-35	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, PNC Bank NA LOC)	0.22	6-1-24	12,000,000	12,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.22	9-1-46	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.20	6-1-29	23,800,000	23,800,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue)	0.21	12-15-25	5,000,000	5,000,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Finance Authority Advocate Health Care Network Series 2008 A-1 (Health Revenue)	0.22%	11-1-30	$4,000,000	$4,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.33	4-1-51	6,500,000	6,500,000
Illinois Finance Authority Children Memorial Hospital Series A Austin Trust Various States Certificates Series 2008-3506 (Hospital Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.41	8-15-47	23,375,000	23,375,000
Illinois Finance Authority Children’s Museum Greater Chicago Incorporated Project Series 2004 (Miscellaneous Revenue, Northern Trust Company LOC)	0.21	7-1-34	2,275,000	2,275,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.21	7-1-35	12,750,000	12,750,000
Illinois Finance Authority Presbyterian Homes Lake Forest Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.21	9-1-24	20,030,000	20,030,000
Illinois Finance Authority Richard H. Driehaus Museum Project Series 2005 (Miscellaneous Revenue, Northern Trust Company LOC)	0.21	2-1-35	10,100,000	10,100,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.21	1-1-37	5,820,000	5,820,000
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010-B-2 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.27	6-15-50	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-40 (Port Authority Revenue, Royal Bank of Canada LIQ) 144A	0.21	6-15-20	8,130,000	8,130,000
Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	6-15-20	4,320,000	4,320,000
Warren County IL Monmouth College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.22	12-1-32	8,815,000	8,815,000

				216,495,000

Indiana : 2.54%

Other Municipal Debt : 0.34%
Indiana Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	1-3-13	11,600,000	11,617,876

Variable Rate Demand Notes ø: 2.20%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.24	7-1-23	26,140,000	26,140,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.20	6-1-40	9,500,000	9,500,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.22	7-1-38	5,065,000	5,065,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	3-1-36	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, FSA Insured, Citibank NA LIQ)	0.36	5-1-16	3,000,000	3,000,000
Indianapolis IN Canal Square Apartments Project Series 2003 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	4-1-33	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, Fleet National Bank LOC, FNMA LIQ)	0.20	4-15-39	8,365,000	8,365,000

				73,975,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 2.53%

Variable Rate Demand Notes ø: 2.53%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.23%	6-1-39	$34,000,000	$34,000,000
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.27	12-1-51	13,000,000	13,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.22	8-1-41	9,250,000	9,250,000
Iowa Higher Education Loan Authority Private Colleges Ambrose University Project Series 2003 (Education Revenue, Northern Trust Company LOC)	0.25	4-1-33	11,230,000	11,230,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.25	5-1-29	6,200,000	6,200,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.25	4-1-35	11,265,000	11,265,000

				84,945,000

Kansas : 0.27%

Variable Rate Demand Note ø: 0.27%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C (Health Revenue, Royal Bank of Canada LIQ) 144A	0.21	11-15-38	9,000,000	9,000,000

Kentucky : 2.71%

Other Municipal Debt : 0.20%
Kentucky Rural Water Finance Corporation Public Project Series 2012-A (Water & Sewer Revenue)	1.25	2-1-13	1,300,000	1,302,434
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-13	5,500,000	5,534,151

				6,836,585

Variable Rate Demand Notes ø: 2.51%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	10-1-32	6,980,000	6,980,000
Kentucky EDFA Hospital Ashland Hospital Corporation King Daughter Medical Center Project Series 2008-B (Health Revenue, Branch Banking & Trust LOC)	0.22	1-1-38	15,000,000	15,000,000
Louisville & Jefferson Counties KY Sewer District Series B PUTTER (Water & Sewer Revenue, JPMorgan Chase Bank LOC, JPMorgan Chase Bank LIQ) 144A	0.25	12-12-12	50,000,000	50,000,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	7-1-38	6,805,000	6,805,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	12-1-38	5,415,000	5,415,000

				84,200,000

Louisiana : 0.64%

Variable Rate Demand Notes ø: 0.64%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.23	7-1-40	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	9-1-33	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project (IDR)	0.22	8-1-17	6,815,000	6,815,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Louisiana State Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21%	5-1-34	$1,750,000	$1,750,000

				21,615,000

Maryland : 2.08%

Other Municipal Debt : 0.51%
Montgomery County MD Consolidated Public Improvement BAN Series 2010-A (Miscellaneous Revenue)	0.19	11-15-12	17,100,000	17,100,000

Variable Rate Demand Notes ø: 1.57%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.23	11-1-33	4,415,000	4,415,000
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue, Manufacturer & Traders Bank LOC)	0.26	12-3-35	1,625,000	1,625,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008 F (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	11-1-38	3,000,000	3,000,000
Maryland Health & HEFA Stella Maris Issue Series 1997 (Health Revenue, Manufacturer & Traders Bank LOC)	0.23	7-1-21	10,420,000	10,420,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue, Bank of America NA LIQ)	0.27	7-1-33	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Series-E (Health Revenue, Bank of Montreal LOC)	0.20	7-1-41	10,000,000	10,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Miscellaneous Revenue, Manufacturer & Traders Bank LOC)	0.26	1-1-24	6,725,000	6,725,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)	0.20	11-1-32	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-29 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	11-15-51	5,000,000	5,000,000

				52,850,000

Massachusetts : 0.96%

Variable Rate Demand Notes ø: 0.96%
Massachusetts State College Building Authority Series 2011 (Education Revenue, ST GTD Insured) (i)	0.30	11-1-34	6,990,000	6,990,000
Massachusetts State Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.20	3-1-34	11,755,000	11,755,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NALOC)	0.20	4-1-38	4,895,000	4,895,000
Massachusetts State Development Finance Agency Shady Hill School Issue Series 2008 (Miscellaneous Revenue, TD Bank NALOC)	0.20	6-1-38	8,745,000	8,745,000

				32,385,000

Michigan : 0.87%

Other Municipal Debt : 0.28%
Michigan State Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-13	9,195,000	9,312,184

Variable Rate Demand Notes ø: 0.59%
Eastern Michigan University Various Refunding Notes Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.26	3-1-49	8,400,000	8,400,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.23	6-1-34	2,000,000	2,000,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.30%	11-15-49	$3,465,000	$3,465,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.30	11-15-49	4,200,000	4,200,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.21	6-1-20	2,000,000	2,000,000

				20,065,000

Minnesota : 4.64%

Other Municipal Debt : 1.42%
Hennepin County MN Series 2010-B (GO)	2.00	12-1-12	1,000,000	1,001,475
Regents of The University of Minnesota Series 2005-A (Education Revenue)	0.18	12-11-12	15,160,000	15,160,000
Rochester MN HCFR Mayo Foundation Series 2000-A (Health Revenue)	0.17	11-13-12	31,600,000	31,600,000

				47,761,475

Variable Rate Demand Notes ø: 3.22%
Arden Hills MN Northwestern College Project 2011 (Education Revenue, BMO Harris Bank NA LOC)	0.22	11-30-30	7,695,000	7,695,000
Bloomington MN Bristol Village Apartments Project Series 2002-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	11-15-32	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC Insured, FHLMC LIQ)	0.21	7-1-38	5,615,000	5,615,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	10-15-33	400,000	400,000
Crystal MN MFHR Crystal Apartments LP Project Series 1997 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	5-1-27	3,250,000	3,250,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank ACB LOC)	0.22	12-1-21	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-31	1,440,000	1,440,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	9-1-31	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-38	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-35	9,835,000	9,835,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	3-1-29	1,620,000	1,620,000
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2003 (Education Revenue, U.S. Bank NA LOC)	0.21	10-1-23	1,710,000	1,710,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.27	1-1-35	6,000,000	6,000,000
Minnesota State HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.26	4-1-27	2,255,000	2,255,000
Minnesota State HEFAR Hamline University Series 6-E1 (Education Revenue, BMO Harris Bank NA LOC)	0.22	10-1-16	2,060,000	2,060,000
Minnesota State HEFAR Hamline University Series 6-E2 (Education Revenue, BMO Harris Bank NA LOC)	0.22	10-1-25	3,115,000	3,115,000
Minnesota State HEFAR MacAlester College Series 3-Z (Education Revenue, GO of Institution Insured)	0.22	3-1-24	6,160,000	6,160,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.22	3-1-33	4,110,000	4,110,000
Minnesota State HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.25	10-1-20	1,745,000	1,745,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21%	11-1-35	$8,905,000	$8,905,000
Pine City MN State Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	4-15-36	5,600,000	5,600,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	9-15-31	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	2-15-33	1,070,000	1,070,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-32	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	10-1-35	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	8-1-34	1,045,000	1,045,000

				108,325,000

Mississippi : 0.56%

Variable Rate Demand Note ø: 0.56%
Mississippi State Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	11-1-18	18,960,000	18,960,000

Missouri : 1.84%

Variable Rate Demand Notes ø: 1.84%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	8-1-35	5,110,000	5,110,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.25	4-1-27	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.25	4-1-27	250,000	250,000
Missouri Development Finance Board Various Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.25	6-1-37	9,525,000	9,525,000
Missouri HEFA Ascension Health Series C-1 (Health Revenue)	0.20	11-15-39	7,000,000	7,000,000
Missouri HEFA Ascension Health Series C-4 (Health Revenue)	0.21	11-15-26	6,500,000	6,500,000
Missouri HEFA BJC Health System Series 2008-B (Health Revenue, U.S. Bank NA SPA)	0.22	5-15-38	11,745,000	11,745,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.40	3-1-22	1,765,000	1,765,000
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	3-15-34	18,000,000	18,000,000

				61,800,000

Nevada : 0.59%

Variable Rate Demand Notes ø: 0.59%
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC)	0.22	7-1-22	4,800,000	4,800,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.23	6-1-42	14,945,000	14,945,000

				19,745,000

New Hampshire : 0.72%

Variable Rate Demand Notes ø: 0.72%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.21	6-1-39	6,280,000	6,280,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.22	10-1-36	11,975,000	11,975,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
New Hampshire State HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase Bank LIQ) 144A	0.31%	10-1-17	$6,000,000	$6,000,000

				24,255,000

New Jersey : 1.21%

Variable Rate Demand Notes ø: 1.21%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.20	12-1-25	935,000	935,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC-CR/NATL-RE Insured, Bank of America NA LIQ)	0.27	7-1-26	2,190,000	2,190,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.22	10-1-30	4,200,000	4,200,000
New Jersey HFFA Bayshore Community Hospital Project Series 2004-A-1 (Health Revenue, TD Bank NA LOC)	0.20	7-1-14	1,790,000	1,790,000
New Jersey TRAN Series A (Miscellaneous Revenue) (i)	0.46	6-27-13	16,400,000	16,402,218
New Jersey TTFA PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.21	12-15-23	15,325,000	15,325,000

				40,842,218

New York : 5.53%

Other Municipal Debt : 0.26%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.17	11-7-12	8,625,000	8,625,000

Variable Rate Demand Notes ø: 5.27%
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-25	7,280,000	7,280,000
Metropolitan Transportation Authority New York Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC/AMBAC Insured, Citibank NA LIQ)	0.36	11-15-13	15,000,000	15,000,000
Metropolitan Transportation Authority New York Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-27	2,800,000	2,800,000
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.21	11-1-41	7,300,000	7,300,000
New York City NY Housing Development Corporation Multi-Family Series C (Housing Revenue)	0.27	5-1-45	4,245,000	4,245,000
New York City NY Housing Development Corporation Multi-Family Series H-2 (Housing Revenue)	0.25	5-1-41	3,500,000	3,500,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR/AMBAC Insured) 144A	0.21	11-15-44	35,335,000	35,335,000
New York State Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.24	11-15-26	23,300,000	23,300,000
New York State Dormitory Authority Tax-Exempt Certificate St. John’s University Series 2007-C (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	7-1-25	9,800,000	9,800,000
New York State HFA 388 Bridge Street Series 2012-A (Housing Revenue, Manufacturers & Traders Bank LOC)	0.22	5-1-46	20,000,000	20,000,000
New York State HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-41	26,400,000	26,400,000
New York State Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-50	11,000,000	11,000,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Hospital Revenue, Manufacturers & Traders Bank LOC)	0.24%	7-1-17	$4,270,000	$4,270,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	3,555,000	3,555,000
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue, Manufacturers & Traders Bank LOC)	0.24	7-1-31	3,570,000	3,570,000

				177,355,000

North Carolina : 2.16%

Other Municipal Debt : 0.12%
Mecklenburg County NC Public Improvement Series 2009-B (GO)	5.00	3-1-13	1,000,000	1,015,946
North Carolina Series 2004 (GO, Branch Banking & Trust LOC)	5.00	3-1-13	2,885,000	2,931,005

				3,946,951

Variable Rate Demand Notes ø: 2.04%
New Hanover County NC New Hanover Regional Medical Center Series 2008-B (Hospital Revenue, PNC Bank NA LOC)	0.23	10-1-38	9,435,000	9,435,000
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.21	10-1-34	5,485,000	5,485,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.21	5-1-24	3,185,000	3,185,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.21	5-1-30	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.20	7-1-28	4,430,000	4,430,000
North Carolina Medical Care Commission HCFR Wake Forest University Health Sciences Series 2008-A (Health Revenue, Branch Banking & Trust LOC)	0.19	7-1-34	10,160,000	10,160,000
North Carolina Medical Care Commission HCFR Wake Forest University Health Sciences Series 2008-B (Education Revenue, Branch Banking & Trust LOC)	0.19	7-1-34	7,905,000	7,905,000
North Carolina Medical Care Commission Hospice Alamance-Caswell (Health Revenue, Branch Banking & Trust LOC)	0.21	12-1-33	4,800,000	4,800,000
North Carolina Port Authority Facilities Series 2008 (Port Authority Revenue, Branch Banking & Trust LOC)	0.21	6-1-36	3,500,000	3,500,000
Piedmont Triad North Carolina Airport Authority Series 2008-A (Airport Revenue, Branch Banking & Trust LOC)	0.21	7-1-32	17,055,000	17,055,000

				68,645,000

North Dakota : 1.23%

Other Municipal Debt : 1.13%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.30	12-5-12	35,000,000	35,000,000
North Dakota State Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-13	3,000,000	3,000,000

				38,000,000

Variable Rate Demand Note ø: 0.10%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.22	11-1-28	3,500,000	3,500,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Ohio : 0.59%

Variable Rate Demand Notes ø: 0.59%
Allen County OH Catholic Health Partners Series B (Health Revenue)	0.20%	5-1-36	$14,800,000	$14,800,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.21	6-1-33	2,100,000	2,100,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.40	9-1-15	2,810,000	2,810,308

				19,710,308

Oklahoma : 0.30%

Variable Rate Demand Note ø: 0.30%
Oklahoma State Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, JPMorgan Chase Bank LIQ)	0.35	1-1-15	10,090,000	10,090,000

Oregon : 0.12%

Variable Rate Demand Note ø: 0.12%
Oregon State Health & Science University Series B-2 (Education Revenue, Union Bank NA LOC)	0.18	7-1-42	4,000,000	4,000,000

Other : 2.31%

Variable Rate Demand Notes ø: 2.31%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	2-15-28	58,616,000	58,616,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	5-1-14	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	2-1-16	4,420,000	4,420,000

				77,536,000

Pennsylvania : 8.35%

Variable Rate Demand Notes ø: 8.35%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	4-25-14	7,000,000	7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	4-15-39	29,070,000	29,070,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Education Revenue, PNC Bank NA LOC)	0.22	8-1-32	6,590,000	6,590,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.22	10-1-26	1,233,000	1,233,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.22	8-1-40	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.21	11-1-20	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.21	7-15-21	10,000,000	10,000,000
Berks County PA Municipal Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	11-1-12	24,430,000	24,430,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Hospital Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	11-1-35	15,000,000	15,000,000

PORTFOLIO OF INVESTMENTS — October 31, 2012	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21%	5-1-14	$6,000,000	$6,000,000
Butler County PA General Authority North Allegheny School District Project Series 2011-A (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.22	11-1-21	14,170,000	14,170,000
Butler County PA General Authority North Allegheny School District Project Series 2011-B (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.22	11-1-22	10,220,000	10,220,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-1-41	6,900,000	6,900,000
Delaware County PA College Authority Eastern College Series A (Miscellaneous Revenue, TD Bank NA LOC)	0.22	10-1-25	3,900,000	3,900,000
Jackson Township PA IDA Stoneridge Retirement Living (Miscellaneous Revenue, PNC Bank NA LOC)	0.22	10-15-42	14,350,000	14,350,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.21	12-12-14	10,785,000	10,785,000
Mercer County PA GO Series 2011 (GO, AGM Insured, PNC Bank NA SPA)	0.26	10-1-31	12,430,000	12,430,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.22	9-15-31	5,420,000	5,420,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000 J-1 (Education Revenue, PNC Bank NA LOC)	0.22	11-1-30	1,225,000	1,225,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999 E-3 (Education Revenue, PNC Bank NA LOC)	0.22	11-1-14	4,150,000	4,150,000
Pennsylvania Housing Finance Agency Series 2004 (Miscellaneous Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.20	1-1-34	7,640,000	7,640,000
Pennsylvania Public School Building Authority ROC RR-II-R-11396 (Lease Revenue, FSA/State Aid Withholding Insured, Citibank NA LIQ)	0.35	12-1-23	7,600,000	7,600,000
Pennsylvania State EDA Unemployment Compensation Series 2012 C (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	7-1-24	19,900,000	19,900,000
Pennsylvania State HEFAR St. Josephs University Series 2008-A (Education Revenue, TD Bank NA LOC)	0.19	7-15-36	11,900,000	11,900,000
Pennsylvania Turnpike Commission ROC RR-II-R-12259 (Transportation Revenue, BHAC-CR/AMBAC Insured, Citibank NASPA) 144A	0.21	10-1-13	7,265,000	7,265,000
Philadelphia PA IDR Chestnut Hill Academy Series 2005 (Education Revenue, PNC Bank NA LOC)	0.22	12-1-35	7,000,000	7,000,000
Philadelphia PA IDR Chestnut Hill Academy Series 2007 (Education Revenue, PNC Bank NA LOC)	0.22	12-1-37	7,400,000	7,400,000
Philadelphia School District PA Series A Branch Banking & Trust Municipal Trust Floaters Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ)	0.21	1-4-29	10,320,000	10,320,000
Westmoreland County PA IDA Excela Health Project Series 2010-B (Health Revenue, PNC Bank NA LOC)	0.22	7-1-30	5,265,000	5,265,000

				280,913,000

Puerto Rico : 0.44%

Variable Rate Demand Notes ø: 0.44%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11760 (Tax Revenue, Citibank NA LIQ) 144A	0.23	12-1-47	6,000,000	6,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11761 (Tax Revenue, Citibank NA LIQ) 144A	0.23	12-1-47	4,000,000	4,000,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue, Citibank NA LIQ) 144A	0.23%	8-1-47	$4,875,000	$4,875,000

				14,875,000

Rhode Island : 0.27%

Variable Rate Demand Note ø: 0.27%
Rhode Island Health & Educational Building Corporation HEFAR Bryant University Issue Series 2008 (Education Revenue, TD Bank NALOC)	0.19	6-1-35	9,055,000	9,055,000
South Carolina : 1.54%

Other Municipal Debt : 0.95%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.41	12-3-12	9,700,000	9,700,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.41	12-3-12	2,900,000	2,900,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000-B-2 (Utilities Revenue)	0.41	12-3-12	19,300,000	19,300,000

				31,900,000

Variable Rate Demand Notes ø: 0.59%
South Carolina EDA AnMed Health Project Series C (Health Revenue, Branch Banking & Trust LOC)	0.21	2-1-33	9,965,000	9,965,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.21	6-1-35	2,175,000	2,175,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	6-1-46	4,680,000	4,680,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.21	11-1-34	3,000,000	3,000,000

				19,820,000

South Dakota : 0.33%

Variable Rate Demand Notes ø: 0.33%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-31	6,495,000	6,495,000
South Dakota State HEFA Sioux Valley Hospital & Health System Series 2004-B (Health Revenue, U.S. Bank NA LOC)	0.23	11-1-34	4,555,000	4,555,000

				11,050,000

Tennessee : 1.32%

Other Municipal Debt : 0.06%
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25	4-1-13	2,100,000	2,106,922

Variable Rate Demand Notes ø: 1.26%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.20	6-1-36	1,000,000	1,000,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC, County Guaranty Insured)	0.20	6-1-37	6,450,000	6,450,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.20%	6-1-42	$4,705,000	$4,705,000
Chattanooga TN Electric Power Board Series 2008-A JPMorgan Chase PUTTER Series 4162 (Utilities Revenue, JPMorgan Chase Bank LIQ) 144A	0.26	9-1-16	14,030,000	14,030,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.25	9-1-18	6,430,000	6,430,000
Johnson City TN Health & Educational Facilities Health Alliance Series 2011 B (Health Revenue, PNC Bank NA LOC)	0.23	7-1-33	5,000,000	5,000,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.21	6-1-35	4,635,000	4,635,000

				42,250,000

Texas : 8.96%

Other Municipal Debt : 1.03%
Texas State TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-13	34,000,000	34,640,349

Variable Rate Demand Notes ø: 7.93%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	9-1-39	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredencksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	9-1-36	12,135,000	12,135,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	9-1-14	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.21	12-1-15	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	10-1-18	15,000,000	15,000,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.22	3-1-32	8,650,000	8,650,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-32	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.21	6-1-27	9,000,000	9,000,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.21	8-1-41	7,495,000	7,495,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010B (IDR)	0.23	4-1-40	14,000,000	14,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Sub Series 2009A (Resource Recovery Revenue)	0.23	12-1-39	1,500,000	1,500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.24	6-1-41	45,000,000	45,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.24	3-1-42	42,500,000	42,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.21	7-1-29	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Resource Recovery Revenue)	0.24	3-1-39	5,000,000	5,000,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.24	4-1-27	2,000,000	2,000,000

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Tarrant County TX Cultural Education Facilities Finance Corporation Christus Health Series 2008-C-4 (Health Revenue, Bank of Montreal LOC)	0.19%	7-1-47	$3,055,000	$3,055,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.21	8-1-41	13,450,000	13,450,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	13,954,571	13,954,571
Texas PFOTER Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.21	11-1-41	5,000,000	5,000,000
Texas State Mobility Fund Series 2005-B (GO, Royal Bank of Canada SPA)	0.20	4-1-30	7,165,000	7,165,000

				266,779,571

Utah : 0.29%

Variable Rate Demand Note ø: 0.29%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	12-1-34	9,675,000	9,675,000
Vermont : 0.50%

Variable Rate Demand Notes ø: 0.50%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NALOC)	0.23	10-1-28	1,990,000	1,990,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NALOC)	0.23	7-1-33	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NALOC)	0.23	10-1-34	9,725,000	9,725,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.23	10-1-29	1,880,000	1,880,000

				16,735,000

Virginia : 1.64%

Variable Rate Demand Notes ø: 1.64%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	3-1-35	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series C (Health Revenue) (i)	0.29	5-15-42	18,500,000	18,500,000
Fairfax County VA Morgan Stanley Solar Eclipse Series 2012-0001 (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.21	7-1-19	10,000,000	10,000,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.21	12-1-33	3,950,000	3,950,000
James City County VA IDA Chambrel Williamsburg Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	11-15-32	12,715,000	12,715,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.33	11-1-34	4,975,000	4,975,000
Virginia Commonwealth University Health System Authority Series 2008-A (Health Revenue, Branch Banking & Trust LOC)	0.21	7-1-37	110,000	110,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.23	7-1-37	4,120,000	4,120,000

				55,170,000

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Washington : 0.65%

Variable Rate Demand Notes ø: 0.65%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.22%	9-1-35	$1,585,000	$1,585,000
King County WA Public Hospital District Limited Tax ROC RR-II-R-11412 (GO, Assured Guaranty Insured, Citibank NA LIQ)	0.36	12-1-15	6,930,000	6,930,000
King County WA Sewer Morgan Stanley Floater Series 3090 (Water & Sewer Revenue, FSA Insured) 144A	0.21	1-1-39	3,400,000	3,400,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	7-1-44	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.24	6-1-32	5,775,000	5,775,000

				21,940,000

West Virginia : 0.20%

Variable Rate Demand Note ø: 0.20%
Kanawha County WV Kroger Company Series 2004 B (IDR, U.S. Bank NA LOC)	0.28	4-1-13	6,850,000	6,850,000

Wisconsin : 5.41%

Other Municipal Debt : 0.09%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	1.00	10-1-13	3,000,000	3,018,339

Variable Rate Demand Notes ø: 5.32%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.22	5-1-37	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.22	1-1-27	3,320,000	3,320,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.20	9-1-36	7,800,000	7,800,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	0.24	7-15-28	36,500,000	36,500,000
Wisconsin HEFA Ministry Health Care Incorporated Series 2009-B (Health Revenue)	0.23	8-1-22	12,125,000	12,125,000
Wisconsin Housing & EDA Series 2011-A (Housing Revenue, PNC Bank NA SPA)	0.20	9-1-43	9,100,000	9,100,000
Wisconsin Clipper Tax Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	5-1-20	26,755,000	26,755,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	5-1-13	25,000,000	25,000,000
Wisconsin HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.21	3-1-38	6,035,000	6,035,000
Wisconsin Housing & EDA Series 2012-A (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.22	5-1-55	10,000,000	10,000,000
Wisconsin Housing & EDA Series 2012-B (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.22	5-1-55	12,440,000	12,440,000

				179,075,000

Total Municipal Obligations (Cost $3,403,256,084)				3,403,256,084

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Total investments in securities (Cost $3,403,256,084)*	101.18%	$3,403,256,084
Other assets and liabilities, net	(1.18)	(39,648,958)

Total net assets	100.00%	$3,363,607,126

ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 23.17%
Banco Del Estado De Chile	0.20%	11-5-12	$10,000,000	$10,000,000
Banco Del Estado De Chile	0.26	1-4-13	10,000,000	10,000,000
Bank of Montreal	0.19	12-31-12	12,000,000	12,000,000
Bank of Montreal	0.20	1-15-13	17,000,000	17,000,000
Bank of Montreal	0.27	3-25-13	9,000,000	9,000,000
Bank of New York	0.15	11-1-12	63,200,000	63,200,000
Bank of Tokyo-Mitsubishi LLC	0.18	11-1-12	1,875,000	1,875,000
Barclays Bank plc ±	0.84	3-15-13	31,000,000	31,000,000
Barclays Bank plc ±	0.84	6-28-13	9,000,000	9,000,000
Barclays Bank plc ±	0.96	9-30-13	9,000,000	9,000,000
Canadian Imperial Bank ±	0.72	6-3-13	3,000,000	3,005,446
CBA Delaware Finance Incorporated	0.23	11-7-12	11,000,000	11,000,036
DNB Nor Bank ASA	0.28	1-14-13	13,000,000	13,000,000
DNB Nor Bank ASA	0.30	1-7-13	5,000,000	5,000,186
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-8-13	12,000,000	12,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-9-13	15,000,000	15,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-10-13	10,000,000	10,000,000
Mizuho Corporate Bank Limited	0.23	11-13-12	5,000,000	4,999,883
National Australia Bank Limited	0.24	11-13-12	4,000,000	4,000,080
National Australia Bank Limited	0.33	1-18-13	6,000,000	6,001,307
National Bank of Kuwait	0.19	11-1-12	15,000,000	15,000,000
Norinchukin Bank	0.17	11-2-12	30,000,000	30,000,000
Norinchukin Bank	0.17	11-5-12	25,000,000	25,000,000
Norinchukin Bank	0.39	1-11-13	3,000,000	3,000,532
Oversea-Chinese Banking Corporation Limited	0.20	1-9-13	10,000,000	9,999,904
Oversea-Chinese Banking Corporation Limited	0.23	12-28-12	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Limited	0.24	12-3-12	3,000,000	3,000,000
Oversea-Chinese Banking Corporation Limited	0.24	12-5-12	2,000,000	2,000,000
Royal Bank of Canada ±	0.36	7-26-13	16,000,000	16,000,000
Royal Bank of Canada ±	0.49	8-12-13	16,000,000	16,000,000
Royal Bank of Canada ±	0.49	8-6-13	7,000,000	7,000,000
Royal Bank of Canada ±	0.76	12-17-12	14,000,000	14,000,000
Skandinaviska Enskilda Banken AG	0.70	11-28-12	37,000,000	37,000,000
State Street Bank & Trust	0.20	1-18-13	25,000,000	25,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-9-13	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-10-13	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-11-13	9,000,000	9,000,000
Sumitomo Mitsui Banking Corporation	0.30	12-19-12	2,000,000	2,000,133
Svenska Handlesbanken	0.17	11-1-12	63,000,000	63,000,000
Swedbank	0.31	11-9-12	6,000,000	6,000,000
Toronto-Dominion Bank	0.17	11-6-12	18,000,000	18,000,000
Toronto-Dominion Bank	0.19	12-28-12	14,000,000	14,000,000
Toronto-Dominion Bank	0.29	2-4-13	19,000,000	19,000,000
Toronto-Dominion Bank ±	0.31	7-26-13	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.32	10-21-13	3,000,000	3,000,000
Toronto-Dominion Bank	0.40	9-13-13	7,000,000	7,000,000

Total Certificates of Deposit (Cost $640,082,507)				640,082,507

Commercial Paper : 38.20%

Asset-Backed Commercial Paper : 15.92%
Alpine Securitization 144A(z)	0.21	11-19-12	8,000,000	7,999,160
Alpine Securitization 144A(z)	0.21	11-21-12	6,000,000	5,999,300
Anglesea Funding LLC 144A(z)	0.35	11-2-12	5,000,000	4,999,951
Anglesea Funding LLC 144A(z)	0.35	11-7-12	7,000,000	6,999,592
CAFCO LLC 144A(z)	0.23	11-27-12	6,000,000	5,999,003
CAFCO LLC 144A(z)	0.25	11-29-12	2,000,000	1,999,611
Charta LLC 144A(z)	0.23	11-21-12	5,000,000	4,999,361
Charta LLC 144A(z)	0.23	11-27-12	6,000,000	5,999,003
Charta LLC 144A(z)	0.25	11-6-12	3,000,000	2,999,896
Charta LLC 144A(z)	0.25	12-7-12	2,000,000	1,999,500

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Ciesco LLC 144A(z)	0.23%	11-21-12	$5,000,000	$4,999,361
Ciesco LLC 144A(z)	0.30	11-5-12	4,000,000	3,999,867
Ciesco LLC 144A(z)	0.32	11-6-12	4,000,000	3,999,822
Concord Minutemen Capital Company 144A(z)	0.37	11-6-12	5,000,000	4,999,743
Fairway Finance Corporation 144A±	0.25	11-9-12	1,000,000	1,000,007
Gotham Funding Corporation 144A(z)	0.21	11-5-12	6,000,000	5,999,860
Gotham Funding Corporation 144A(z)	0.21	11-6-12	10,000,000	9,999,708
Gotham Funding Corporation 144A(z)	0.21	11-9-12	3,000,000	2,999,860
Gotham Funding Corporation 144A(z)	0.21	11-14-12	7,000,000	6,999,469
Gotham Funding Corporation 144A(z)	0.21	11-27-12	4,000,000	3,999,393
Gotham Funding Corporation 144A(z)	0.26	1-8-13	5,000,000	4,997,545
Gotham Funding Corporation 144A(z)	0.27	1-3-13	6,000,000	5,997,165
Govco LLC 144A(z)	0.25	11-2-12	3,000,000	2,999,979
Govco LLC 144A(z)	0.29	11-27-12	4,000,000	3,999,162
Govco LLC 144A(z)	0.32	11-7-12	6,000,000	5,999,680
Legacy Capital Company 144A(z)	0.40	1-18-13	6,000,000	5,994,800
Legacy Capital Company 144A(z)	0.48	11-7-12	20,000,000	19,998,400
Lexington Parker Capital Company LLC 144A(z)	0.40	1-18-13	12,000,000	11,989,600
Lexington Parker Capital Company LLC 144A(z)	0.48	11-9-12	20,000,000	19,997,867
Liberty Funding LLC 144A(z)	0.19	11-1-12	3,000,000	3,000,000
Liberty Funding LLC 144A(z)	0.19	11-2-12	10,000,000	9,999,947
Liberty Funding LLC 144A(z)	0.19	11-9-12	5,000,000	4,999,789
Liberty Funding LLC 144A(z)	0.20	11-26-12	4,000,000	3,999,444
Liberty Funding LLC 144A(z)	0.20	11-27-12	2,000,000	1,999,711
Liberty Funding LLC 144A(z)	0.22	12-3-12	1,000,000	999,804
Liberty Funding LLC 144A(z)	0.22	1-16-13	3,000,000	2,998,607
Liberty Funding LLC 144A(z)	0.22	1-23-13	4,000,000	3,997,971
Liberty Funding LLC 144A(z)	0.23	11-13-12	4,000,000	3,999,693
Market Street Funding Corporation 144A(z)	0.35	11-1-12	6,000,000	6,000,000
MetLife Short Term Funding 144A(z)	0.24	11-5-12	7,000,000	6,999,813
MetLife Short Term Funding 144A(z)	0.24	12-18-12	2,000,000	1,999,373
MetLife Short Term Funding 144A±	0.81	12-7-12	2,000,000	2,001,179
Old Line Funding LLC 144A(z)	0.20	12-3-12	6,000,000	5,998,933
Old Line Funding LLC 144A(z)	0.20	12-4-12	3,000,000	2,999,450
Old Line Funding LLC 144A(z)	0.20	12-10-12	3,000,000	2,999,350
Old Line Funding LLC 144A(z)	0.24	1-23-13	5,000,000	4,997,233
Old Line Funding LLC 144A(z)	0.35	2-8-13	7,000,000	6,993,263
Regency Markets No.1 LLC 144A(z)	0.21	11-7-12	8,000,000	7,999,720
Regency Markets No.1 LLC 144A(z)	0.21	11-20-12	5,000,000	4,999,446
Salisbury Receivables Company 144A(z)	0.30	12-7-12	1,000,000	999,700
Salisbury Receivables Company 144A(z)	0.31	12-5-12	2,000,000	1,999,414
Salisbury Receivables Company 144A(z)	0.33	11-7-12	4,000,000	3,999,780
Salisbury Receivables Company 144A(z)	0.39	1-15-13	2,000,000	1,998,375
Sheffield Receivables Corporation 144A(z)	0.30	12-7-12	2,000,000	1,999,400
Sheffield Receivables Corporation 144A(z)	0.33	11-7-12	3,000,000	2,999,835
Sheffield Receivables Corporation 144A(z)	0.36	2-6-13	3,000,000	2,997,090
Sheffield Receivables Corporation 144A(z)	0.39	1-11-13	3,000,000	2,997,693
Straight-A Funding LLC 144A(z)	0.18	11-2-12	10,000,000	9,999,950
Straight-A Funding LLC 144A(z)	0.18	1-14-13	5,000,000	4,998,150
Straight-A Funding LLC 144A(z)	0.18	1-15-13	2,000,000	1,999,250
Straight-A Funding LLC 144A(z)	0.18	1-16-13	15,000,000	14,994,300
Straight-A Funding LLC 144A(z)	0.18	1-22-13	5,000,000	4,997,950
Surrey Funding Corporation 144A(z)	0.36	2-7-13	3,000,000	2,997,060
Sydney Capital Corporation 144A(z)	0.30	11-14-12	7,000,000	6,999,242
Sydney Capital Corporation 144A(z)	0.30	12-13-12	3,000,000	2,998,950
Sydney Capital Corporation 144A(z)	0.30	12-14-12	5,000,000	4,998,208
Sydney Capital Corporation 144A(z)	0.30	1-8-13	6,000,000	5,996,600
Thunder Bay Funding LLC 144A(z)	0.20	11-20-12	8,000,000	7,999,156
Thunder Bay Funding LLC 144A(z)	0.20	12-3-12	4,000,000	3,999,289
Thunder Bay Funding LLC 144A(z)	0.20	12-14-12	4,000,000	3,999,044
Thunder Bay Funding LLC 144A(z)	0.20	12-17-12	2,000,000	1,999,489
Thunder Bay Funding LLC 144A(z)	0.24	1-23-13	5,000,000	4,997,233
Thunder Bay Funding LLC 144A(z)	0.35	2-1-13	2,000,000	1,998,211
Thunder Bay Funding LLC 144A(z)	0.35	2-7-13	6,000,000	5,994,283
Victory Receivables 144A(z)	0.21	11-2-12	5,000,000	4,999,971

2

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.21%	11-13-12	$6,000,000	$5,999,580
Victory Receivables 144A(z)	0.21	11-14-12	2,000,000	1,999,848
Victory Receivables 144A(z)	0.21	11-20-12	5,000,000	4,999,446
Victory Receivables 144A(z)	0.21	11-26-12	4,000,000	3,999,417
Victory Receivables 144A(z)	0.23	11-9-12	4,000,000	3,999,796
Victory Receivables 144A(z)	0.24	12-3-12	4,000,000	3,999,147
Victory Receivables 144A(z)	0.26	1-9-13	2,000,000	1,999,003
Victory Receivables 144A(z)	0.26	1-11-13	5,000,000	4,997,436
Victory Receivables 144A(z)	0.27	1-4-13	5,000,000	4,997,600
White Point Funding Incorporated 144A(z)	0.34	11-7-12	2,000,000	1,999,887
White Point Funding Incorporated 144A(z)	0.52	11-19-12	2,000,000	1,999,480
Working Capital Management Company 144A(z)	0.22	11-1-12	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.22	11-2-12	5,000,000	4,999,969
Working Capital Management Company 144A(z)	0.27	11-29-12	5,000,000	4,998,950

				439,895,573

Financial Company Commercial Paper : 20.00%
ANZ National Limited 144A(z)	0.24	12-5-12	5,000,000	4,998,867
ASB Finance Limited 144A±	0.42	4-8-13	8,000,000	8,000,000
ASB Finance Limited 144A±	0.50	2-25-13	13,000,000	13,000,000
ASB Finance Limited 144A±	0.54	7-23-13	9,000,000	9,000,000
ASB Finance Limited 144A±	0.54	9-5-13	3,000,000	3,000,000
Banco De Credito E Inversiones 144A(z)	0.45	11-9-12	12,000,000	11,998,800
Barclays Bank plc 144A(z)	0.30	1-22-13	3,000,000	2,997,950
Barclays Bank plc 144A(z)	0.30	1-28-13	10,000,000	9,992,667
BNZ International Funding Limited 144A±	0.24	12-6-12	5,000,000	4,998,833
BNZ International Funding Limited 144A±	0.41	11-1-13	10,000,000	10,000,000
BNZ International Funding Limited 144A±	0.45	10-2-13	9,000,000	9,000,000
BNZ International Funding Limited 144A±	0.49	2-28-13	1,000,000	1,000,004
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	11-20-12	5,000,000	4,999,499
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	12-17-12	6,000,000	5,998,390
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-6-12	7,000,000	6,999,786
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-7-12	9,000,000	8,999,670
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	11-16-12	8,000,000	7,999,267
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-27-12	2,000,000	1,999,316
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-17-13	2,000,000	1,999,059
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	11-8-12	4,000,000	3,999,821
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	1-4-13	3,000,000	2,998,773
Commonwealth Bank of Australia 144A(z)	0.21	1-16-13	21,000,000	20,990,690
Commonwealth Bank of Australia 144A(z)	0.23	1-23-13	10,000,000	9,994,813
CPPIB Capital Incorporated 144A(z)	0.17	11-20-12	5,000,000	4,999,551
CPPIB Capital Incorporated 144A(z)	0.17	11-21-12	8,000,000	7,999,244
CPPIB Capital Incorporated 144A(z)	0.17	1-15-13	11,000,000	10,996,104
CPPIB Capital Incorporated 144A(z)	0.20	12-27-12	2,000,000	1,999,378
Credit Suisse New York (z)	0.24	11-13-12	11,000,000	10,999,120
Credit Suisse New York (z)	0.24	11-20-12	13,000,000	12,998,353
Credit Suisse New York (z)	0.24	11-29-12	13,000,000	12,997,573
DNB Nor Bank ASA 144A(z)	0.23	12-21-12	1,000,000	999,681
DNB Nor Bank ASA 144A(z)	0.27	1-11-13	6,000,000	5,996,805
DNB Nor Bank ASA 144A(z)	0.30	1-22-13	11,000,000	10,992,609
DNB Nor Bank ASA 144A±	0.52	9-20-13	14,000,000	14,000,000
General Electric Capital Company (z)	0.23	12-27-12	6,000,000	5,997,853
General Electric Capital Company (z)	0.28	12-26-12	13,000,000	12,994,439
General Electric Capital Company (z)	0.28	12-28-12	13,000,000	12,994,237
HSBC Bank plc 144A±	0.47	10-15-13	10,000,000	10,000,000
HSBC Bank plc 144A±	0.49	10-1-13	10,000,000	10,000,000
JPMorgan Chase & Company ±	0.37	3-6-13	13,000,000	13,000,000
Nationwide Building Society 144A(z)	0.42	12-5-12	17,000,000	16,993,257
Nationwide Building Society 144A(z)	0.42	12-6-12	3,000,000	2,998,775
Nationwide Building Society 144A(z)	0.42	12-12-12	9,000,000	8,995,695
Nationwide Building Society 144A(z)	0.42	12-19-12	9,000,000	8,994,960

3

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Nationwide Building Society 144A(z)	0.55%	4-4-13	$10,000,000	$9,976,472
Nordea North America (z)	0.23	1-16-13	4,000,000	3,998,058
Oversea-Chinese Banking Corporation Limited (z)	0.20	11-13-12	1,000,000	999,933
Oversea-Chinese Banking Corporation Limited (z)	0.22	12-13-12	1,000,000	999,743
Prudential plc 144A(z)	0.32	1-17-13	2,000,000	1,998,631
Prudential plc 144A(z)	0.40	11-1-12	3,000,000	3,000,000
Prudential plc 144A(z)	0.40	11-5-12	5,000,000	4,999,778
Skandinaviska Enskilda Banken AB 144A(z)	0.42	5-15-13	4,000,000	3,990,954
Skandinaviska Enskilda Banken AB 144A(z)	0.60	7-8-13	23,000,000	22,904,550
Suncorp Group Limited 144A(z)	0.37	12-18-12	2,000,000	1,999,034
Suncorp Group Limited 144A(z)	0.54	12-12-12	2,000,000	1,998,770
Suncorp Group Limited 144A(z)	0.54	12-13-12	7,000,000	6,995,590
Suncorp Group Limited 144A(z)	0.55	12-10-12	1,000,000	999,404
Suncorp Group Limited 144A(z)	0.60	11-1-12	5,000,000	5,000,000
Suncorp Group Limited 144A(z)	0.60	11-7-12	3,000,000	2,999,700
Swedbank (z)	0.28	12-17-12	1,000,000	999,642
Swedbank (z)	0.30	11-14-12	6,000,000	5,999,350
Swedbank (z)	0.30	11-30-12	2,000,000	1,999,517
Swedbank (z)	0.31	11-8-12	10,000,000	9,999,397
Swedbank (z)	0.33	12-20-12	5,000,000	4,997,754
Swedbank (z)	0.49	7-3-13	10,000,000	9,966,789
Swedbank (z)	0.50	7-1-13	9,000,000	8,969,750
Swedbank (z)	0.50	7-2-13	4,000,000	3,986,500
Toyota Credit Canada Incorporated (z)	0.25	3-15-13	3,000,000	2,997,208
Toyota Credit Canada Incorporated (z)	0.25	3-19-13	4,000,000	3,996,167
UOB Funding LLC (z)	0.22	1-23-13	4,000,000	3,997,971
UOB Funding LLC (z)	0.25	12-4-12	3,000,000	2,999,313
Westpac Securities NZ Limited 144A±	0.41	10-25-13	10,000,000	10,000,000
Westpac Securities NZ Limited 144A±	0.42	4-8-13	9,000,000	9,000,447
Westpac Securities NZ Limited 144A±	0.47	7-22-13	11,000,000	11,000,000
Westpac Securities NZ Limited 144A±	0.50	2-25-13	8,000,000	8,000,000
Westpac Securities NZ Limited 144A±	0.50	2-22-13	13,000,000	13,000,000
Westpac Securities NZ Limited 144A±	0.54	4-15-13	5,000,000	5,001,141

				552,685,402

Other Commercial Paper : 2.28%
Chevron Corporation 144A(z)	0.30	11-1-12	6,000,000	6,000,000
CNPC Finance 144A(z)	0.25	11-13-12	3,000,000	2,999,750
CNPC Finance 144A(z)	0.25	11-20-12	1,000,000	999,868
CNPC Finance 144A(z)	0.25	11-21-12	2,000,000	1,999,722
CNPC Finance 144A(z)	0.28	12-5-12	2,000,000	1,999,471
CNPC Finance 144A(z)	0.30	12-21-12	14,000,000	13,994,166
CNPC Finance 144A(z)	0.33	12-10-12	3,000,000	2,998,928
CNPC Finance 144A(z)	0.35	11-30-12	8,000,000	7,997,744
Motiva Enterprises LLC (z)	0.22	11-8-12	2,000,000	1,999,914
Motiva Enterprises LLC (z)	0.25	11-13-12	3,000,000	2,999,750
Toyota Motor Credit Corporation (z)	0.23	1-22-13	2,000,000	1,998,952
Toyota Motor Credit Corporation (z)	0.25	3-22-13	3,000,000	2,997,063
Toyota Motor Credit Corporation (z)	0.35	2-25-13	14,000,000	13,984,211

				62,969,539

Total Commercial Paper (Cost $1,055,550,514)				1,055,550,514

Government Agency Debt : 2.06%
FHLB ±	0.31	2-5-13	6,000,000	5,999,363
FHLB ±	0.33	3-7-13	10,000,000	9,998,951
FHLB ±	0.33	5-9-13	2,000,000	1,999,684
FHLB ±	0.34	3-28-13	11,000,000	10,999,073
FHLB ±	0.35	5-2-13	5,000,000	4,999,493
FHLB ±	0.36	4-1-13	9,000,000	9,000,000
FHLB ±	0.36	5-17-13	10,000,000	10,000,000

4

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±	0.38%	5-17-13	$4,000,000	$4,000,000

Total Government Agency Debt (Cost $56,996,564)				56,996,564

Municipal Obligations : 19.22%

Alabama : 0.13%

Variable Rate Demand Note ø: 0.13%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.21	12-1-43	3,655,000	3,655,000

Alaska : 0.07%

Variable Rate Demand Note ø: 0.07%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC & U.S. Bank NA LIQ)	0.21	12-1-30	2,000,000	2,000,000

California : 2.43%

Other Municipal Debt : 0.29%
Los Angeles County CA Metropolitan Transportation Authority (Transportation Revenue)	0.25	12-11-12	1,000,000	1,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11-1-12	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	2-1-13	2,000,000	2,000,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.22	11-15-12	1,000,000	1,000,000
San Jose CA International Airport Series C1 (Airport Revenue)	0.39	12-11-12	1,000,000	1,000,000

				8,000,000

Variable Rate Demand Notes ø: 2.14%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.27	7-1-47	5,000,000	5,000,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	5-30-13	19,000,000	19,000,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B (Health Revenue, Bank of America NA LOC)	0.22	12-1-38	2,000,000	2,000,000
Loma Linda CA Hospital Loma Linda University Medical Center Series B-2 (Health Revenue, Bank of America NA LOC)	0.22	12-1-37	5,000,000	5,000,000
Los Angeles CA Unified School District TRAN Series A-3 PUTTER (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	2,000,000	2,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.24	12-1-40	11,000,000	11,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.21	2-1-35	3,800,000	3,800,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.22	8-1-37	4,500,000	4,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.21	4-1-30	4,000,000	4,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.26	12-1-33	970,000	970,000
San Francisco CA City & County RDA Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.26	11-1-41	1,000,000	1,000,000
Westminster CA RDA Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.27	11-1-45	1,000,000	1,000,000

				59,270,000

5

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 0.71%

Variable Rate Demand Notes ø: 0.71%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.22%	11-1-26	$2,000,000	$2,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	5-1-50	9,720,000	9,720,000
Denver CO City & County Airport System Sub Series G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	1,000,000	1,000,000
Denver CO City & County Airport System Sub Series G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.27	11-15-25	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4251 (GO, JPMorgan Chase & Company LOC) 144A	0.23	6-27-13	1,920,000	1,920,000

				19,640,000

District of Columbia : 0.07%

Other Municipal Debt : 0.03%
District of Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.22	12-11-12	1,000,000	1,000,000

Variable Rate Demand Note ø: 0.04%
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	4-1-38	1,000,000	1,000,000

Florida : 0.32%

Variable Rate Demand Notes ø: 0.32%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.20	3-1-38	2,865,000	2,865,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4172 (Lease Revenue) 144A	0.26	1-1-20	1,000,000	1,000,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.21	8-1-13	1,990,000	1,990,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.21	8-1-32	2,980,000	2,980,000

				8,835,000

Georgia : 0.43%

Variable Rate Demand Notes ø: 0.43%
Richmond County GA Development Authority (Education Revenue)	0.20	7-1-37	9,750,000	9,750,000
Wayne County GA IDA Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.26	5-1-20	2,000,000	2,000,000

				11,750,000

Illinois : 1.44%

Variable Rate Demand Notes ø: 1.44%
Chicago IL Metropolitan Water Reclamation PFOTER Series 727 (Tax Revenue, Bank of America NA LIQ) 144A	0.24	12-1-28	4,000,000	4,000,000
Chicago IL Series B-1 (GO, JPMorgan Chase & Company LOC)	0.23	1-1-34	10,355,000	10,355,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.21	5-1-14	2,990,000	2,990,000
Cook County IL Series D (Tax Revenue)	0.22	11-1-30	6,000,000	6,000,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank LOC)	0.30	9-1-32	1,940,000	1,940,000
Illinois Finance Authority Swedish Covenant Series A (Health Revenue, PNC Bank NA LOC)	0.20	8-15-38	7,000,000	7,000,000

6

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured, JPMorgan Chase Bank LOC)	0.22%	3-1-14	$7,525,000	$7,525,000

				39,810,000

Indiana : 0.29%

Variable Rate Demand Notes ø: 0.29%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.20	11-1-39	2,000,000	2,000,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.24	8-1-17	6,000,000	6,000,000

				8,000,000

Iowa : 0.41%

Variable Rate Demand Note ø: 0.41%
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.19	1-1-39	11,375,000	11,375,000

Kentucky : 0.07%

Variable Rate Demand Note ø: 0.07%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.23	1-1-33	2,000,000	2,000,000

Louisiana : 0.18%

Variable Rate Demand Note ø: 0.18%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.22	8-1-35	5,000,000	5,000,000

Maryland : 0.96%

Other Municipal Debt : 0.07%
Montgomery County MD Series 2009-A (GO)	0.22	11-15-12	2,000,000	2,000,000

Variable Rate Demand Notes ø: 0.89%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.23	7-1-32	4,705,000	4,705,000
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.21	9-1-33	15,000,000	15,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.26	1-1-29	2,900,000	2,900,000
Maryland Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC)	0.20	9-1-31	2,000,000	2,000,000

				24,605,000

Massachusetts : 0.09%

Variable Rate Demand Note ø: 0.09%
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.21	10-1-34	2,565,000	2,565,000

Michigan : 0.33%

Variable Rate Demand Notes ø: 0.33%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-40	2,975,000	2,975,000

7

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC)	0.28%	9-1-32	$4,000,000	$4,000,000
Royal Bank of Canada Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC)	0.28	9-1-33	2,000,000	2,000,000

				8,975,000

Minnesota : 0.83%

Variable Rate Demand Notes ø: 0.83%
Minnesota HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	7-1-38	5,080,000	5,080,000
Minnesota HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	7-1-48	8,110,000	8,110,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series A (Education Revenue, U.S. Bank NA LOC)	0.22	9-1-46	2,000,000	2,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.22	9-1-46	1,800,000	1,800,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC)	0.22	8-1-47	6,000,000	6,000,000

				22,990,000

Mississippi : 0.25%

Variable Rate Demand Notes ø: 0.25%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)	0.23	11-1-35	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.23	11-1-35	2,000,000	2,000,000

				7,000,000

Missouri : 0.11%

Variable Rate Demand Note ø: 0.11%
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	4-15-34	3,000,000	3,000,000

Nevada : 0.30%

Variable Rate Demand Note ø: 0.30%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC & LIQ)	0.24	3-1-36	8,300,000	8,300,000

New Jersey : 0.78%

Variable Rate Demand Notes ø: 0.78%
New Jersey EDA NUI Corporation Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-26	3,000,000	3,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.25	6-1-32	10,600,000	10,600,000
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.24	11-1-39	4,960,000	4,960,000
Royal Bank of Canada Municipal Products Incorporated (Tax Revenue) 144A	0.33	1-1-18	3,000,000	3,000,000

				21,560,000

8

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

New Mexico : 0.04%

Variable Rate Demand Note ø: 0.04%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue)	0.31%	4-1-37	$1,000,000	$1,000,000

New York : 1.37%

Variable Rate Demand Notes ø: 1.37%
Metropolitan Transportation Authority New York Series 2002-A ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.36	11-15-25	4,025,000	4,025,000
New York HFA 600 West 42nd Street Series 2012-A (Housing Revenue, FNMA LIQ)	0.22	5-15-41	3,000,000	3,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.20	5-15-34	5,000,000	5,000,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured)	0.20	11-1-38	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.20	11-1-33	2,000,000	2,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.20	5-15-38	10,000,000	10,000,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.22	6-15-19	2,990,000	2,990,000
New York NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.23	1-1-36	3,880,000	3,880,000
New York State Housing Finance Agency Series A (Housing Revenue)	0.22	5-15-41	5,000,000	5,000,000

				37,895,000

Ohio : 1.11%

Variable Rate Demand Notes ø: 1.11%
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue, Royal Bank of Canada SPA)	0.21	5-1-38	24,790,000	24,790,000
Ohio Housing Finance Agency Residential Mortgage Backed Series B (Housing Revenue, GNMA FNMA Insured, KBC Bank NV SPA)	0.23	9-1-38	2,000,000	2,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.20	9-1-36	2,000,000	2,000,000
Ohio Housing Finance Agency Residential Mortgage Backed Series E (Housing Revenue)	0.23	9-1-38	2,000,000	2,000,000

				30,790,000

Pennsylvania : 1.00%

Other Municipal Debt : 0.11%
Philadelphia PA IDA (Miscellaneous Revenue)	0.50	4-1-13	3,000,000	3,000,000

Variable Rate Demand Notes ø: 0.89%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.21	8-1-30	1,000,000	1,000,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.22	4-1-27	4,880,000	4,880,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.21	6-1-32	10,000,000	10,000,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.20	8-1-31	2,000,000	2,000,000

9

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.20%	6-15-25	$6,720,000	$6,720,000

				24,600,000

Puerto Rico : 0.15%

Variable Rate Demand Note ø: 0.15%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.21	8-1-57	4,000,000	4,000,000

Rhode Island : 0.14%

Variable Rate Demand Note ø: 0.14%
Narragansett RI Bay Commission Series A (Water & Sewer Revenue, RBS Citizens Bank LOC)	0.20	9-1-34	3,890,000	3,890,000

South Carolina : 0.49%

Other Municipal Debt : 0.36%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22	11-20-12	1,000,000	1,000,000
South Carolina Public Service Authority Series AA (Tax Revenue)	0.22	11-21-12	7,000,000	7,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.41	12-3-12	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Guaranteed NC Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.41	12-3-12	1,000,000	1,000,000

				10,000,000

Variable Rate Demand Note ø: 0.13%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.24	12-1-28	3,435,000	3,435,000

South Dakota : 0.11%

Variable Rate Demand Note ø: 0.11%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-37	3,000,000	3,000,000

Tennessee : 0.52%

Variable Rate Demand Notes ø: 0.52%
Chattanooga TN Industrial Development Board Bluecross Corporation (IDR)	0.23	1-1-28	4,000,000	4,000,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.19	7-1-33	7,655,000	7,655,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.21	7-1-33	635,000	635,000
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.22	1-1-33	2,000,000	2,000,000

				14,290,000

Texas : 2.09%

Variable Rate Demand Notes ø: 2.09%
Brazos River Authority Texas PCR Series D-2 (Utilities Revenue, Citibank NA LOC)	0.25	5-1-33	2,000,000	2,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase Bank LOC)	0.23	6-1-29	2,000,000	2,000,000

10

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Mission TX Economic Development Solid Waste Disposal IESI Corporation (Solid Waste Revenue, Bank of America NA LOC)	0.23%	4-1-22	$3,000,000	$3,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009B (Resource Recovery Revenue)	0.24	12-1-39	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009C (Resource Recovery Revenue)	0.24	12-1-39	3,000,000	3,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010A (Resource Recovery Revenue)	0.23	4-1-40	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.23	11-1-40	7,000,000	7,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue)	0.24	11-1-40	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.51	12-15-26	6,880,537	6,880,537
Texas State JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue) 144A	0.23	8-30-13	22,000,000	22,000,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.21	6-1-45	3,000,000	3,000,000

				57,880,537

Vermont : 0.25%

Variable Rate Demand Notes ø: 0.25%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.20	9-1-38	4,875,000	4,875,000
Vermont Student Assistance Corporation Series C-1 (Education Revenue, Lloyds Bank LOC)	0.22	12-15-40	1,920,000	1,920,000

				6,795,000

Virginia : 0.29%

Variable Rate Demand Notes ø: 0.29%
Montgomery County VA IDA Series 2009-A (Education Revenue, Bank of New York Mellon SPA)	0.22	2-1-39	1,000,000	1,000,000
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.19	12-1-38	1,000,000	1,000,000
Virginia State College Building Authority (Education Revenue)	0.20	8-1-34	6,000,000	6,000,000

				8,000,000

Washington : 0.58%

Variable Rate Demand Notes ø: 0.58%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.23	2-28-13	2,000,000	2,000,000
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC) 144A	0.21	3-1-35	1,995,000	1,995,000
Washington GO PUTTER Series 2640 (GO, JPMorgan Chase Bank LIQ)	0.22	1-1-16	9,995,000	9,995,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA Insured, Bank of America NA SPA)	0.39	6-1-37	1,925,000	1,925,000

				15,915,000

11

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin : 0.74%

Variable Rate Demand Notes ø: 0.74%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.21%	5-1-24	$3,390,000	$3,390,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.23	9-1-35	1,810,000	1,810,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	5-1-30	6,720,000	6,720,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.23	11-1-30	8,440,000	8,440,000

				20,360,000

Wyoming : 0.14%

Variable Rate Demand Note ø: 0.14%
Wyoming CDA (Housing Revenue, Bank of America NA SPA)	0.23	12-1-32	4,000,000	4,000,000

Total Municipal Obligations (Cost $531,180,537)				531,180,537

Other Instruments : 0.62%
Austin TX Municipal Commercial Paper (z)	0.22	11-13-12	5,000,000	4,999,633
HSBC Bank plc Floating Rate Note 144A±	0.72	1-18-13	5,000,000	5,004,769
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.20	11-5-12	6,000,000	6,000,000
St. Joseph County IN Municipal Commercial Paper (z)	0.22	11-14-12	1,000,000	999,921

Total Other Instruments (Cost $17,004,323)				17,004,323

Other Notes : 1.23%

Corporate Bonds and Notes : 1.23%
JPMorgan Chase & Company ±	0.59	11-1-12	5,000,000	5,000,000
JPMorgan Chase & Company ±	1.08	2-26-13	3,000,000	3,004,443
JPMorgan Chase Bank NA ±	0.33	11-21-12	3,000,000	3,000,119
JPMorgan Chase Bank NA ±	0.39	11-16-12	1,000,000	1,000,000
JPMorgan Chase Bank NA ±	0.39	1-18-13	8,000,000	7,999,660
Toyota Motor Credit Corporation ±	0.40	7-19-13	14,000,000	14,000,000

Total Other Notes (Cost $34,004,222)				34,004,222

Repurchase Agreements ^^: 14.69%
Bank of Nova Scotia, dated 10-31-2012, maturity value $45,000,375 (1)	0.30	11-1-12	45,000,000	45,000,000
BNP Paribus Securities Corporation, dated 10-31-2012, maturity value $27,000,225 (2)	0.30	11-1-12	27,000,000	27,000,000
Citigroup Global Markets, dated 10-31-2012, maturity value $38,000,296 (3)	0.28	11-1-12	38,000,000	38,000,000
Deutsche Bank Securities, dated 10-31-2012, maturity value $16,000,156 (4)	0.35	11-1-12	16,000,000	16,000,000
Goldman Sachs & Company, dated 10-31-2012, maturity value $22,000,183 (5)	0.30	11-1-12	22,000,000	22,000,000
Morgan Stanley & Company, dated 10-31-2012, maturity value $71,000,690 (6)	0.35	11-1-12	71,000,000	71,000,000
RBC Capital Markets, dated 10-31-2012, maturity value $48,000,467 (7)	0.35	11-1-12	48,000,000	48,000,000
Societe Generale NY, dated 10-31-2012, maturity value $109,000,908 (8)	0.30	11-1-12	109,000,000	109,000,000
UBS Securities LLC, dated 10-31-2012, maturity value $10,000,367 (9)	0.22	11-6-12	10,000,000	10,000,000

12

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
UBS Securities LLC, dated 10-31-2012, maturity value $20,000,117 (10)		0.21%	11-1-12	$20,000,000	$20,000,000

Total Repurchase Agreements (Cost $406,000,000)					406,000,000

Treasury Debt : 1.41%
U.S. Treasury Bill (z)		0.14	2-28-13	11,000,000	10,994,909
U.S. Treasury Bill (z)		0.14	2-21-13	19,000,000	18,991,544
U.S. Treasury Bill (z)		0.15	4-11-13	9,000,000	8,994,167

Total Treasury Debt (Cost $38,980,620)					38,980,620

Total investments in securities (Cost $2,779,799,287)*	100.60%				2,779,799,287

Other assets and liabilities, net	(0.60)				(16,495,998)

Total net assets	100.00%				$2,763,303,289

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
^^	Collateralized by:

(1)	U.S. government securities, 2.50% to 4.00%, 5-1-27 to 9-1-42, fair value including accrued interest is $46,350,000.

(2)	U.S. government securities, 0.875% to 2.625%, 12-31-14 to 11-30-16, fair value including accrued interest is $27,540,001.

(3)	U.S. government securities, 0.625% to 1.125%, 4-15-13 to 2-15-42, fair value including accrued interest is $38,760,006.

(4)	U.S. government securities, 2.50% to 3.50%, 9-1-27 to 7-1-42, fair value including accrued interest is $16,480,000.

(5)	U.S. government securities, 0.00% to 3.60%, 1-1-19 to 10-1-42, fair value including accrued interest is $22,660,000.

(6)	U.S. government securities, 2.33% to 5.00%, 7-1-26 to 11-1-42, fair value including accrued interest is $73,130,000.

(7)	U.S. government securities, 2.50% to 8.00%, 5-1-13 to 8-1-47, fair value including accrued interest is $49,440,173.

(8)	U.S. government securities, 0.00% to 6.00%, 11-14-12 to 9-15-42, fair value including accrued interest is $112,018,288.

(9)	U.S. government securities, 3.00% to 4.00%, 6-1-22 to 9-1-42, fair value including accrued interest is $10,300,932.

(10)	U.S. government securities, 3.00% to 4.50%, 6-1-22 to 10-1-42, fair value including accrued interest is $20,648,176.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 53.82%
Bank of Nova Scotia, dated 10-31-2012, maturity value $752,745,227 (1)	0.25%	11-1-12	$752,740,000	$752,740,000
Barclays Capital Incorporated, dated 10-25-2012, maturity value $100,005,833 (2)	0.30	11-1-12	100,000,000	100,000,000
Barclays Capital Incorporated, dated 10-31-2012, maturity value $650,005,417 (3)	0.30	11-1-12	650,000,000	650,000,000
BNP Paribas Securities Corporation, dated 10-31-2012, maturity value $500,003,889 (4)	0.28	11-1-12	500,000,000	500,000,000
Citigroup Global Markets, dated 10-31-2012, maturity value $500,003,889 (5)	0.28	11-1-12	500,000,000	500,000,000
Credit Suisse Securities USA, dated 10-30-2012, maturity value $250,009,722 (6)	0.20	11-6-12	250,000,000	250,000,000
Credit Suisse Securities USA, dated 10-31-2012, maturity value $300,002,167 (7)	0.26	11-1-12	300,000,000	300,000,000
Deutsche Bank Securities, dated 10-25-2012, maturity value $250,009,722 (8)	0.20	11-1-12	250,000,000	250,000,000
Deutsche Bank Securities, dated 10-26-2012, maturity value $250,008,750 (9)	0.18	11-2-12	250,000,000	250,000,000
Deutsche Bank Securities, dated 10-31-2012, maturity value $300,002,333 (10)	0.28	11-1-12	300,000,000	300,000,000
Goldman Sachs & Company, dated 10-31-2012, maturity value $110,000,458 (11)	0.15	11-1-12	110,000,000	110,000,000
Merrill Pierce Fenner Smith Incorporated, dated 10-31-2012, maturity value $125,000,972 (12)	0.28	11-1-12	125,000,000	125,000,000
Morgan Stanley & Company, dated 10-31-2012, maturity value $150,001,167 (13)	0.28	11-1-12	150,000,000	150,000,000
Royal Bank of Scotland, dated 10-31-2012, maturity value $200,001,556 (14)	0.28	11-1-12	200,000,000	200,000,000
Royal Bank of Scotland, dated 10-31-2012, maturity value $500,003,889 (15)	0.28	11-1-12	500,000,000	500,000,000
SG Americas Securities, dated 10-31-2012, maturity value $1,000,007,500 (16)	0.27	11-1-12	1,000,000,000	1,000,000,000
Societe Generale NY, dated 10-31-2012, maturity value $250,010,208 (17)	0.21	11-7-12	250,000,000	250,000,000
UBS Securities LLC, dated 10-31-2012, maturity value $250,002,083 (18)	0.30	11-1-12	250,000,000	250,000,000

Total Repurchase Agreements (Cost $6,437,740,000)				6,437,740,000

Treasury Debt : 48.69%
U.S. Treasury Bill (z)	0.00	1-31-13	350,000,000	349,888,968
U.S. Treasury Bill (z)	0.00	5-2-13	100,000,000	99,919,111
U.S. Treasury Bill (z)	0.09	1-3-13	450,000,000	449,931,094
U.S. Treasury Bill (z)	0.09	11-1-12	150,000,000	150,000,000
U.S. Treasury Bill (z)	0.10	12-6-12	200,000,000	199,980,288
U.S. Treasury Bill (z)	0.10	11-8-12	100,000,000	99,998,056
U.S. Treasury Bill (z)	0.10	12-13-12	300,000,000	299,964,746
U.S. Treasury Bill (z)	0.10	11-23-12	150,000,000	149,990,604
U.S. Treasury Bill (z)	0.10	12-20-12	250,000,000	249,965,955
U.S. Treasury Bill (z)	0.10	1-24-13	250,000,000	249,940,891
U.S. Treasury Bill (z)	0.11	1-10-13	350,000,000	349,927,740
U.S. Treasury Bill (z)	0.11	12-27-12	600,000,000	599,895,390
U.S. Treasury Bill (z)	0.13	3-14-13	250,000,000	249,877,622
U.S. Treasury Bill (z)	0.13	3-21-13	200,000,000	199,896,556
U.S. Treasury Bill (z)	0.14	3-7-13	200,000,000	199,903,750
U.S. Treasury Bill (z)	0.14	4-4-13	250,000,000	249,852,951
U.S. Treasury Bill (z)	0.14	2-7-13	50,000,000	49,980,944
U.S. Treasury Bill (z)	0.14	2-28-13	300,000,000	299,861,167
U.S. Treasury Bill (z)	0.14	3-28-13	200,000,000	199,884,646
U.S. Treasury Bill (z)	0.14	2-21-13	200,000,000	199,911,333
U.S. Treasury Bill (z)	0.14	2-14-13	50,000,000	49,979,146
U.S. Treasury Bill (z)	0.15	4-11-13	200,000,000	199,870,306
U.S. Treasury Bill (z)	0.15	4-25-13	150,000,000	149,892,813

1

PORTFOLIO OF INVESTMENTS — October 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

Security name		Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)		0.15%	4-18-13	$150,000,000	$149,895,000
U.S. Treasury Bill (z)		0.05	1-17-13	200,000,000	199,954,014
U.S. Treasury Note		1.13	12-15-12	75,000,000	75,088,709
U.S. Treasury Note		4.00	11-15-12	100,000,000	100,147,542

Total Treasury Debt (Cost $5,823,399,342)					5,823,399,342

Total investments in securities (Cost $12,261,139,342)*	102.51%				12,261,139,342
Other assets and liabilities, net	(2.51)				(299,665,286)

Total net assets	100.00%				$11,961,474,056

^^	Collateralized by:
(1)	U.S. government securities, 0.25% to 7.25%, 2-15-13 to 11-15-39, fair value including accrued interest is $767,794,869.
(2)	U.S. government security, 0.875%, 1-31-17, fair value including accrued interest is $102,000,005.
(3)	U.S. government securities, 0.50% to 2.125%, 12-31-15 to 7-31-17, fair value including accrued interest is $663,000,068.
(4)	U.S. government securities, 0.875% to 1.50%, 8-31-15 to 7-31-19, fair value including accrued interest is $510,000,096.
(5)	U.S. government securities, 0.25% to 2.00%, 4-30-14 to 1-15-26, fair value including accrued interest is $510,000,083.
(6)	U.S. government security, 1.875%, 6-30-15, fair value including accrued interest is $255,004,286.
(7)	U.S. government security, 2.50%, 3-31-15, fair value including accrued interest is $306,004,455.
(8)	U.S. government securities, 0.00% to 1.875%, 12-13-12 to 11-15-21, fair value including accrued interest is $255,000,057.
(9)	U.S. government securities, 0.00% to 4.50%, 5-15-13 to 8-15-20, fair value including accrued interest is $255,000,033.
(10)	U.S. government securities, 1.375% to 11.25%, 2-15-13 to 2-15-20, fair value including accrued interest is $306,000,062.
(11)	U.S. government security, 3.125%, 8-31-13, fair value including accrued interest is $112,200,063.
(12)	U.S. government securities, 0.00% to 1.875%, 1-10-13 to 10-31-19, fair value including accrued interest is $127,500,075.
(13)	U.S. government securities, 0.00% to 2.50%, 1-17-13 to 4-30-15, fair value including accrued interest is $153,000,094.
(14)	U.S. government security, 2.25%, 7-31-18, fair value including accrued interest is $204,003,579.
(15)	U.S. government securities, 2.00% to 4.25%, 11-15-14 to 2-15-22, fair value including accrued interest is $510,004,102.
(16)	U.S. government securities, 0.00% to 1.75%, 2-7-13 to 7-31-15, fair value including accrued interest is $1,020,000,042.
(17)	U.S. government securities, 0.25% to 2.375%, 2-15-15 to 1-15-27, fair value including accrued interest is $255,000,146.
(18)	U.S. government securities, 0.25% to 1.25%, 10-31-14 to 10-31-19, fair value including accrued interest is $255,000,069.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – OCTOBER 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	December 26, 2012

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 26, 2012